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                                     [LOGO]
                                  NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2002

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                  APO-717-12/02

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                          ----------------------------
                           Joseph J.Gasper, President
                                February 24, 2003

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 49. This summary also includes certain performance measures for each fund series for the period indicated.

Statement of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statement of Operations shows income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statement of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 37, provide further disclosures about the variable account and its underlying contract provisions.

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                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:

   Investments at fair value:

      American Century Growth Fund - Investor Class (ACGroI)
         523,287 shares (cost $14,302,336).................................................   $  7,545,805
      American Century Income & Growth Fund - Advisor Class (ACIncGroA)
         59,746 shares (cost $1,463,043)...................................................      1,297,680
      American Century Income & Growth Fund - Investor Class (ACIncGroI)
         275,648 shares (cost $8,358,862) .................................................      5,992,583
      American Century International Growth Fund - Advisor Class (ACIntlGrA)
         37,469 shares (cost $241,972).....................................................        238,681
      American Century International Growth Fund - Investor Class (ACIntlGrI)
         247,141 shares (cost $1,760,185)..................................................      1,576,759
      American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
         414,386 shares (cost $3,976,506)..................................................      4,023,686
      American Century Ultra(R) Fund - Investor Class (ACUltraI)
         730,164 shares (cost $25,916,703).................................................     15,464,878
      Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro)
         128,322 shares (cost $5,470,238)..................................................      2,418,869
      Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI)
         63,303 shares (cost $624,139).....................................................        622,897
      Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class (DeHYBd)
         105,289 shares (cost $330,119)....................................................        282,175
      Dreyfus A Bonds Plus, Inc.(DryABonds)
         235,033 shares (cost $3,229,437)..................................................      3,276,366
      Dreyfus Appreciation Fund, Inc.(DryApp)
         98,328 shares (cost $3,784,490)...................................................      3,067,847
      Dreyfus Balanced Fund, Inc.(DryBal)
         112,745 shares (cost $1,623,228)..................................................      1,294,314
      Dreyfus Emerging Leaders Fund (DryELead)
         1,974 shares (cost $72,299).......................................................         54,796
      Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
         159,559 shares (cost $1,910,613)..................................................      1,005,219
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         574,008 shares (cost $22,032,485).................................................     14,694,606
      Evergreen Equity Income Fund - Class I (EvInc)
         34,258 shares (cost $708,196).....................................................        596,433
      Federated Equity Income Fund - Class F Shares (FedEqInc)
         4,524 shares (cost $60,381).......................................................         59,578
      Federated High Yield Trust (FedHiYld)
         177,162 shares (cost $967,074)....................................................        949,587
      Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
         18,001 shares (cost $178,227).....................................................        183,792

      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         268,889 shares (cost $2,337,021)..................................................      2,325,887
      Fidelity(R) Advisor Balanced Fund - Class A (FidABalA)
         49,288 shares (cost $763,850).....................................................        676,722
      Fidelity(R) Advisor Balanced Fund - Class T (FidABalT)
         77,330 shares (cost $1,299,725)...................................................      1,066,381
      Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA)
         15,184 shares (cost $586,806).....................................................        508,965
      Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA)
         92,933 shares (cost $2,071,934)...................................................      1,864,240
      Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT)
         123,725 shares (cost $3,038,012)..................................................      2,512,849
      Fidelity(R) Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
         10,312 shares (cost $277,577).....................................................        226,043
      Fidelity(R) Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
         167,322 shares (cost $6,914,779)..................................................      3,712,870
      Fidelity(R) Advisor High Yield Fund - Class T (FidAHiYldT)
         314,614 shares (cost $2,376,510)..................................................      2,309,270
      Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
         2,322 shares (cost $25,747).......................................................         25,238
      Fidelity(R) Asset Manager(TM) (FidAsMgr)
         295,319 shares (cost $4,993,891)..................................................      4,075,398
      Fidelity(R) Capital & Income Fund (FidCapInc)
         85,669 shares (cost $768,418).....................................................        537,999
      Fidelity(R) Equity-Income Fund (FidEqInc)
         209,249 shares (cost $10,591,934).................................................      8,300,909
      Fidelity(R) Magellan(R) Fund (FidMgln)
         252,185 shares (cost $30,916,212).................................................     19,912,530
      Fidelity(R) Puritan(R) Fund (FidPurtn)
         628,740 shares (cost $11,795,451).................................................      9,927,812
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         8,524 shares (cost $87,263).......................................................         50,549
      Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
         247,941 shares (cost $4,845,813)..................................................      4,160,448
      Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
         39,501 shares (cost $1,060,599)...................................................        867,046
      Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
         13,188 shares (cost $525,096).....................................................        489,128
      Gartmore Bond Fund - Class D (GartBond)
         265,186 shares (cost $2,485,631)..................................................      2,548,433
      Gartmore Government Bond Fund - Class D (GartGvtBd)
         660,592 shares (cost $7,101,129)..................................................      7,154,207
      Gartmore Growth Fund - Class D (GartGrow)
         203,955 shares (cost $2,301,183)..................................................        952,470
      Gartmore GVIT J.P.Morgan Balanced Fund - Class I (GVITJPBal)
         8,195 shares (cost $73,224).......................................................         66,054
      Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
         13,228 shares (cost $84,211)......................................................         84,528
      Gartmore ID Conservative Fund - Service Class (GartIDCon)
         34,021 shares (cost $331,639).....................................................        324,901

                                                                     (Continued)

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                           NATIONWIDE VARIABLE ACCOUNT

    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

     Gartmore ID Moderate Fund - Service Class (GartIDMod)
         54,498 shares (cost $474,362).....................................................        433,258
      Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
         22,148 shares (cost $164,085).....................................................        156,364
      Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
         9,655 shares (cost $84,399).......................................................         84,479
      Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
         65,167 shares (cost $665,967).....................................................        572,167
      Gartmore Money Market Fund - Prime Shares (GartMyMkt)
         14,758,921 shares (cost $14,758,921)..............................................     14,758,921
      Gartmore Money Market Fund - Service Class (GartMyMktS)
         8,076,426 shares (cost $8,076,426)................................................      8,076,426
      Gartmore Total Return Fund - Class D (GartTotRt)
         302,854 shares (cost $7,430,594)..................................................      4,503,444
      Gartmore Value Opportunities Fund - Class A (GartValOpp)
         3,576 shares (cost $46,381).......................................................         40,481
      INVESCO Dynamics Fund - Investor Class (InvDynam)
         415,874 shares (cost $9,734,510)..................................................      4,433,219
      INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr)
         161,009 shares (cost $1,401,217)..................................................      1,341,202
      INVESCO Total Return Fund - Investor Class (InvTotRet)
         17,522 shares (cost $440,172).....................................................        366,206
      Janus Adviser Balanced Fund (JanBal)
         43,596 shares (cost $959,851).....................................................        915,510
      Janus Adviser International Fund (JanIntl)
         2,191 shares (cost $40,718).......................................................         39,807
      Janus Adviser Worldwide Fund (JanWorld)
         44,169 shares (cost $982,847).....................................................        954,491
      Janus Fund (JanFund)
         524,250 shares (cost $20,356,395).................................................      9,342,140
      Janus Twenty Fund (Jan20Fd)
         708,159 shares (cost $46,206,838).................................................     20,543,703
      Janus Worldwide Fund (JanWrldwde)
         296,021 shares (cost $19,507,537).................................................      9,511,169
      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         195,578 shares (cost $3,125,320)..................................................      2,743,957
      MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
         66,611 shares (cost $418,702).....................................................        424,309
      Nationwide(R) Bond Index Fund - Class A (NWBdIx)
         9,258 shares (cost $101,243)......................................................        102,671
      Nationwide(R) International Index Fund - Class A (NWIntlndx)
         632 shares (cost $3,383)..........................................................          3,380
      Nationwide(R) Large Cap Growth Fund - Class A (NWLgCapGr)
         33,091 shares (cost $253,413).....................................................        214,096
      Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
         28,197 shares (cost $262,410).....................................................        262,232

      Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx)
         306,377 shares (cost $2,889,561)..................................................      2,313,145
      Nationwide(R) Small Cap Fund - Class A (NWSmCap)
         72,503 shares (cost $813,283).....................................................        706,901
      Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx)
         7,143 shares (cost $54,277).......................................................         53,284
      Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
         288,060 shares (cost $4,964,604)..................................................      3,059,193
      Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
         251,168 shares (cost $5,942,867)..................................................      3,918,225
      Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
         234,517 shares (cost $6,893,936)..................................................      6,599,306
      Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
         30,976 shares (cost $346,347).....................................................        259,272
      Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
         12,246 shares (cost $176,883).....................................................        147,324
      Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares (NBLtdMat)
         130,089 shares (cost $1,255,586)..................................................      1,260,558
      Oppenheimer Capital Appreciation Fund A (OppCapApA)
         18,858 shares (cost $684,309).....................................................        564,031
      Oppenheimer Global Fund A (OppGlob)
         303,243 shares (cost $14,523,130).................................................     10,989,519
      Oppenheimer Strategic Income Fund - Class A (OppStrInc)
         25,518 shares (cost $96,567)......................................................         95,439
      Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
         59,242 shares (cost $874,189).....................................................        757,703
      PIMCO Total Return Fund - Class A (PimTotRet)
         168,193 shares (cost $1,795,130)..................................................      1,794,621
      Strong Advisor Common Stock Fund - Class Z (StComStk)
         180,858 shares (cost $3,444,861)..................................................      2,888,306
      Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
         6,873 shares (cost $75,744).......................................................         59,797
      Strong Growth and Income Fund (StrGrInc)
         6,211 shares (cost $104,385) .....................................................         98,444
      Strong Large Cap Growth Fund (StLCap)
         110,972 shares (cost $4,202,559)..................................................      1,832,148
      Templeton Foreign Fund - Class A (TemForFd)
         587,516 shares (cost $4,950,077)..................................................      4,882,262
                                                                                              ------------
            Total investments..............................................................    261,430,538
   Accounts receivable.....................................................................        442,755
                                                                                              ------------
            Total assets...................................................................    261,873,293
Accounts payable...........................................................................             --
                                                                                              ------------
Contract owners' equity (note 4 and note 5)................................................   $261,873,293
                                                                                              ============

See accompanying notes to financial statements.

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                                       7

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NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total         ACGroI      ACIncGroA    ACIncGroI
                                                       -------------   ----------   ----------   ----------
   Reinvested dividends ............................   $   3,331,666           --       15,109       95,409
   Mortality and expense risk charges (note 2) .....      (3,696,262)    (120,074)     (15,220)     (94,595)
                                                       -------------   ----------   ----------   ----------
      Net investment income (loss) .................        (364,596)    (120,074)        (111)         814
                                                       -------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     235,303,396    1,453,400    1,016,068    1,693,723
   Cost of mutual fund shares sold .................    (259,226,034)  (2,105,469)  (1,262,299)  (2,017,913)
                                                       -------------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (23,922,638)    (652,069)    (246,231)    (324,190)
   Change in unrealized gain (loss)
      on investments ...............................     (38,720,455)  (2,201,236)     (62,812)  (1,365,646)
                                                       -------------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     (62,643,093)  (2,853,305)    (309,043)  (1,689,836)
                                                       -------------   ----------   ----------   ----------
   Reinvested capital gains ........................         378,518           --           --           --
                                                       -------------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (62,629,171)  (2,973,379)    (309,154)  (1,689,022)
                                                       =============   ==========   ==========   ==========

Investment activity:                                   ACIntlGrA     ACIntlGrI    ACSTGvtI     ACUltraI
                                                       ----------   ----------   ----------   ----------
   Reinvested dividends ............................        1,383       13,646       99,499       46,124
   Mortality and expense risk charges (note 2) .....       (2,858)     (24,678)     (37,535)    (242,758)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................       (1,475)     (11,032)      61,964     (196,634)
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    9,828,033    1,767,124    1,213,297    2,991,161
   Cost of mutual fund shares sold .................   (9,868,352)  (2,575,414)  (1,168,743)  (3,484,794)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........      (40,319)    (808,290)      44,554     (493,633)
   Change in unrealized gain (loss)
      on investments ...............................       56,764      413,978       10,831   (4,618,288)
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............       16,445     (394,312)      55,385   (5,111,921)
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       14,970     (405,344)     117,349   (5,308,555)
                                                       ==========   ==========   ==========   ==========

Investment activity:                                     CSEmGro     CSGIFixI    DeHYBd    DryABonds
                                                       -----------   --------   --------   ---------
   Reinvested dividends ............................   $        --     37,359     39,527     139,572
   Mortality and expense risk charges (note 2) .....       (41,075)    (4,583)    (4,567)    (38,465)
                                                       -----------   --------   --------    --------
      Net investment income (loss) .................       (41,075)    32,776     34,960     101,107
                                                       -----------   --------   --------    --------

   Proceeds from mutual fund shares sold ...........       798,203    128,805    257,644     704,440
   Cost of mutual fund shares sold .................    (1,387,979)  (128,773)  (515,848)   (723,372)
                                                       -----------   --------   --------    --------
      Realized gain (loss) on investments ..........      (589,776)        32   (258,204)    (18,932)
   Change in unrealized gain (loss)
      on investments ...............................      (604,838)     2,994    211,921      96,495
                                                       -----------   --------   --------    --------
      Net gain (loss) on investments ...............    (1,194,614)     3,026    (46,283)     77,563
                                                       -----------   --------   --------    --------
   Reinvested capital gains ........................            --         --         --          --
                                                       -----------   --------   --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(1,235,689)    35,802    (11,323)    178,670
                                                       ===========   ========   ========    ========

Investment activity:                                     DryApp      DryBal    DryELead   Dry3dCen
                                                       ----------   --------   --------   --------
   Reinvested dividends ............................       28,700     30,631         --         --
   Mortality and expense risk charges (note 2) .....      (43,568)   (17,612)      (754)   (16,977)
                                                       ----------   --------    -------   --------
      Net investment income (loss) .................      (14,868)    13,019       (754)   (16,977)
                                                       ----------   --------    -------   --------

   Proceeds from mutual fund shares sold ...........    1,194,376    257,921      6,791    566,467
   Cost of mutual fund shares sold .................   (1,676,300)  (339,791)    (8,277)  (985,064)
                                                       ----------   --------    -------   --------
      Realized gain (loss) on investments ..........     (481,924)   (81,870)    (1,486)  (418,597)
   Change in unrealized gain (loss)
      on investments ...............................     (281,628)  (209,671)   (13,214)   (69,490)
                                                       ----------   --------    -------   --------
      Net gain (loss) on investments ...............     (763,552)  (291,541)   (14,700)  (488,087)
                                                       ----------   --------    -------   --------
   Reinvested capital gains ........................        1,515         --         --         --
                                                       ----------   --------    -------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (776,905)  (278,522)   (15,454)  (505,064)
                                                       ==========   ========    =======   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    Dry500Ix      EvInc     FedEqInc   FedHiYld
                                                       -----------   --------   --------   --------
   Reinvested dividends ............................   $   177,191     16,965       636      73,981
   Mortality and expense risk charges (note 2) .....      (229,156)    (9,622)     (489)     (9,999)
                                                       -----------   --------   -------    --------
      Net investment income (loss) .................       (51,965)     7,343       147      63,982
                                                       -----------   --------   -------    --------

   Proceeds from mutual fund shares sold ...........     3,409,574    320,585    71,483     721,511
   Cost of mutual fund shares sold .................    (4,096,712)  (365,722)  (81,105)   (864,283)
                                                       -----------   --------   -------    --------
      Realized gain (loss) on investments ..........      (687,138)   (45,137)   (9,622)   (142,772)
   Change in unrealized gain (loss)
      on investments ...............................    (4,131,211)   (83,680)    2,529      67,220
                                                       -----------   --------   -------    --------
      Net gain (loss) on investments ...............    (4,818,349)  (128,817)   (7,093)    (75,552)
                                                       -----------   --------   -------    --------
   Reinvested capital gains ........................            --         --        --          --
                                                       -----------   --------   -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(4,870,314)  (121,474)   (6,946)    (11,570)
                                                       ===========   ========   =======    ========

Investment activity:                                   FedIntInc    FedBdFd   FidABalA   FidABalT
                                                       ---------   --------   --------   --------
   Reinvested dividends ............................      6,703     146,063     18,480     26,188
   Mortality and expense risk charges (note 2) .....     (1,150)    (26,466)    (7,581)   (14,677)
                                                         ------    --------   --------   --------
      Net investment income (loss) .................      5,553     119,597     10,899     11,511
                                                         ------    --------   --------   --------

   Proceeds from mutual fund shares sold ...........      1,078     751,802    132,176    179,228
   Cost of mutual fund shares sold .................     (1,073)   (778,836)  (169,404)  (238,047)
                                                         ------    --------   --------   --------
      Realized gain (loss) on investments ..........          5     (27,034)   (37,228)   (58,819)
   Change in unrealized gain (loss)
      on investments ...............................      5,908      25,879    (51,658)   (82,636)
                                                         ------    --------   --------   --------
      Net gain (loss) on investments ...............      5,913      (1,155)   (88,886)  (141,455)
                                                         ------    --------   --------   --------
   Reinvested capital gains ........................         --          --         --         --
                                                         ------    --------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     11,466     118,442    (77,987)  (129,944)
                                                         ======    ========   ========   ========

Investment activity:                                   FidAEGroA   FidAEqIncA   FidAEqIncT   FidAGrOppA
                                                       ---------   ----------   ----------   ----------
   Reinvested dividends ............................   $      --      15,398       17,106        1,924
   Mortality and expense risk charges (note 2) .....      (4,328)    (17,175)     (35,063)      (2,864)
                                                       ---------    --------     --------     --------
      Net investment income (loss) .................      (4,328)     (1,777)     (17,957)        (940)
                                                       ---------    --------     --------     --------

   Proceeds from mutual fund shares sold ...........     215,713     671,561      543,040      139,490
   Cost of mutual fund shares sold .................    (294,388)   (837,758)    (700,897)    (207,363)
                                                       ---------    --------     --------     --------
      Realized gain (loss) on investments ..........     (78,675)   (166,197)    (157,857)     (67,873)
   Change in unrealized gain (loss)
      on investments ...............................     (70,832)   (162,432)    (354,218)        (759)
                                                       ---------    --------     --------     --------
      Net gain (loss) on investments ...............    (149,507)   (328,629)    (512,075)     (68,632)
                                                       ---------    --------     --------     --------
   Reinvested capital gains ........................          --       2,100        4,161           --
                                                       ---------    --------     --------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(153,835)   (328,306)    (525,871)     (69,572)
                                                       =========    ========     ========     ========

Investment activity:                                   FidAGrOppT   FidAHiYldT    FidAOvA      FidAsMgr
                                                       ----------   ----------   ----------   ----------
   Reinvested dividends ............................       19,963      187,501           --      150,375
   Mortality and expense risk charges (note 2) .....      (57,839)     (26,466)        (814)     (61,551)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................      (37,876)     161,035         (814)      88,824
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      720,169    1,781,097    7,870,638    1,261,628
   Cost of mutual fund shares sold .................   (1,387,465)  (2,315,467)  (7,825,124)  (1,641,509)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (667,296)    (534,370)      45,514     (379,881)
   Change in unrealized gain (loss)
      on investments ...............................     (512,932)     257,102        1,451     (220,692)
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............   (1,180,228)    (277,268)      46,965     (600,573)
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (1,218,104)    (116,233)      46,151     (511,749)
                                                       ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   FidCapInc    FidEqInc     FidMgln      FidPurtn
                                                       ---------   ----------   ----------   ----------
   Reinvested dividends ............................   $  38,979      151,960      166,581      335,495
   Mortality and expense risk charges (note 2) .....      (7,163)    (130,146)    (328,241)    (148,984)
                                                       ---------   ----------   ----------   ----------
      Net investment income (loss) .................      31,816       21,814     (161,660)     186,511
                                                       ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      86,441    3,356,711    5,129,696    2,413,682
   Cost of mutual fund shares sold .................    (129,283)  (4,090,309)  (5,414,486)  (2,965,941)
                                                       ---------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (42,842)    (733,598)    (284,790)    (552,259)
   Change in unrealized gain (loss)
      on investments ...............................      (7,025)  (1,376,424)  (7,001,988)    (778,339)
                                                       ---------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     (49,867)  (2,110,022)  (7,286,778)  (1,330,598)
                                                       ---------   ----------   ----------   ----------
   Reinvested capital gains ........................          --       33,265           --           --
                                                       ---------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (18,051)  (2,054,943)  (7,448,438)  (1,144,087)
                                                       =========   ==========   ==========   ==========

Investment activity:                                   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                                                       --------   ----------   -----------   ---------
   Reinvested dividends ............................      7,311      47,165            --        3,441
   Mortality and expense risk charges (note 2) .....       (744)    (49,268)       (8,797)      (4,363)
                                                       --------    --------      --------     --------
      Net investment income (loss) .................      6,567      (2,103)       (8,797)        (922)
                                                       --------    --------      --------     --------

   Proceeds from mutual fund shares sold ...........     21,265     702,874       321,418      135,804
   Cost of mutual fund shares sold .................    (41,722)   (826,246)     (547,377)    (143,187)
                                                       --------    --------      --------     --------
      Realized gain (loss) on investments ..........    (20,457)   (123,372)     (225,959)      (7,383)
   Change in unrealized gain (loss)
      on investments ...............................     14,918    (503,328)      (64,115)     (37,279)
                                                       --------    --------      --------     --------
      Net gain (loss) on investments ...............     (5,539)   (626,700)     (290,074)     (44,662)
                                                       --------    --------      --------     --------
   Reinvested capital gains ........................         --      58,850            --        3,138
                                                       --------    --------      --------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      1,028    (569,953)     (298,871)     (42,446)
                                                       ========    ========      ========     ========

Investment activity:                                    GartBond    GartGvtBd   GartGrow   GVITJPBal
                                                       ---------   ----------   --------   ---------
   Reinvested dividends ............................   $ 123,585      191,451         --      1,653
   Mortality and expense risk charges (note 2) .....     (28,787)     (52,110)   (14,950)      (995)
                                                       ---------   ----------   --------    -------
      Net investment income (loss) .................      94,798      139,341    (14,950)       658
                                                       ---------   ----------   --------    -------

   Proceeds from mutual fund shares sold ...........     850,351    1,515,993    229,204     53,070
   Cost of mutual fund shares sold .................    (815,731)  (1,481,120)  (650,478)   (56,151)
                                                       ---------   ----------   --------    -------
      Realized gain (loss) on investments ..........      34,620       34,873   (421,274)    (3,081)
   Change in unrealized gain (loss)
      on investments ...............................      46,659       94,438     29,722    (10,106)
                                                       ---------   ----------   --------    -------
      Net gain (loss) on investments ...............      81,279      129,311   (391,552)   (13,187)
                                                       ---------   ----------   --------    -------
   Reinvested capital gains ........................          --      122,950         --         --
                                                       ---------   ----------   --------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 176,077      391,602   (406,502)   (12,529)
                                                       =========   ==========   ========    =======

Investment activity:                                   GartIDAgg   GartIDCon   GartIDMod   GartIDModAgg
                                                       ---------   ---------   ---------   ------------
   Reinvested dividends ............................       358       11,777       7,798         1,036
   Mortality and expense risk charges (note 2) .....      (399)      (3,607)     (3,592)         (673)
                                                        ------     --------     -------       -------
      Net investment income (loss) .................       (41)       8,170       4,206           363
                                                        ------     --------     -------       -------

   Proceeds from mutual fund shares sold ...........     3,158      229,092      82,308        10,354
   Cost of mutual fund shares sold .................    (3,193)    (238,314)    (83,403)      (10,202)
                                                        ------     --------     -------       -------
      Realized gain (loss) on investments ..........       (35)      (9,222)     (1,095)          152
   Change in unrealized gain (loss)
      on investments ...............................       287       (6,737)    (39,326)       (7,739)
                                                        ------     --------     -------       -------
      Net gain (loss) on investments ...............       252      (15,959)    (40,421)       (7,587)
                                                        ------     --------     -------       -------
   Reinvested capital gains ........................        --           --          --            --
                                                        ------     --------     -------       -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       211       (7,789)    (36,215)       (7,224)
                                                        ======     ========     =======       =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   GartIDModCon   GartLgCpVal    GartMyMkt    GartMyMktS
                                                       ------------   -----------   -----------   -----------
   Reinvested dividends ............................     $    995         4,870         165,610        61,512
   Mortality and expense risk charges (note 2) .....         (384)       (7,391)       (193,677)      (72,284)
                                                         --------      --------     -----------   -----------
      Net investment income (loss) .................          611        (2,521)        (28,067)      (10,772)
                                                         --------      --------     -----------   -----------

   Proceeds from mutual fund shares sold ...........       20,850       274,526      11,879,659    80,476,406
   Cost of mutual fund shares sold .................      (21,689)     (328,183)    (11,879,659)  (80,476,406)
                                                         --------      --------     -----------   -----------
      Realized gain (loss) on investments ..........         (839)      (53,657)             --            --
   Change in unrealized gain (loss)
      on investments ...............................           86       (50,007)             --            --
                                                         --------      --------     -----------   -----------
      Net gain (loss) on investments ...............         (753)     (103,664)             --            --
                                                         --------      --------     -----------   -----------
   Reinvested capital gains ........................           --            --              --            --
                                                         --------      --------     -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $   (142)     (106,185)        (28,067)      (10,772)
                                                         ========      ========     ===========   ===========

Investment activity:                                   GartTotRt    GartValOpp    InvDynam    InvSmCoGr
                                                       ----------   ----------   ----------   ---------
   Reinvested dividends ............................       42,496        150             --         --
   Mortality and expense risk charges (note 2) .....      (68,483)      (320)       (72,736)    (4,116)
                                                       ----------     ------     ----------   --------
      Net investment income (loss) .................      (25,987)      (170)       (72,736)    (4,116)
                                                       ----------     ------     ----------   --------

   Proceeds from mutual fund shares sold ...........      846,729      9,608      1,708,730    442,293
   Cost of mutual fund shares sold .................   (1,613,736)    (9,858)    (3,854,592)  (591,836)
                                                       ----------     ------     ----------   --------
      Realized gain (loss) on investments ..........     (767,007)      (250)    (2,145,862)  (149,543)
   Change in unrealized gain (loss)
      on investments ...............................     (271,197)    (6,005)      (305,228)    10,388
                                                       ----------     ------     ----------   --------
      Net gain (loss) on investments ...............   (1,038,204)    (6,255)    (2,451,090)  (139,155)
                                                       ----------     ------     ----------   --------
   Reinvested capital gains ........................           --         --             --         --
                                                       ----------     ------     ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (1,064,191)    (6,425)    (2,523,826)  (143,271)
                                                       ==========     ======     ==========   ========

Investment activity:                                   InvTotRet    JanBal      JanIntl      JanWorld
                                                       ---------   --------   -----------   ----------
   Reinvested dividends ............................   $  5,341      12,460           180        3,836
   Mortality and expense risk charges (note 2) .....     (4,322)     (6,378)       (1,273)     (12,108)
                                                       --------    --------   -----------   ----------
      Net investment income (loss) .................      1,019       6,082        (1,093)      (8,272)
                                                       --------    --------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     10,546     143,813    13,352,191    2,303,215
   Cost of mutual fund shares sold .................    (12,973)   (161,509)  (13,193,691)  (2,722,621)
                                                       --------    --------   -----------   ----------
      Realized gain (loss) on investments ..........     (2,427)    (17,696)      158,500     (419,406)
   Change in unrealized gain (loss)
      on investments ...............................    (62,044)    (39,379)        1,532      108,304
                                                       --------    --------   -----------   ----------
      Net gain (loss) on investments ...............    (64,471)    (57,075)      160,032     (311,102)
                                                       --------    --------   -----------   ----------
   Reinvested capital gains ........................     11,624          --            --           --
                                                       --------    --------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(51,828)    (50,993)      158,939     (319,374)
                                                       ========    ========   ===========   ==========

Investment activity:                                    JanFund       Jan20Fd    JanWrldwde    LazSmCap
                                                       ----------   ----------   ----------   ----------
   Reinvested dividends ............................           --      151,355       90,159           --
   Mortality and expense risk charges (note 2) .....     (155,815)    (318,891)    (160,831)     (26,524)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................     (155,815)    (167,536)     (70,672)     (26,524)
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    2,749,423    4,157,080    2,773,461    1,877,635
   Cost of mutual fund shares sold .................   (5,217,593)  (6,613,780)  (3,589,202)  (2,108,989)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........   (2,468,170)  (2,456,700)    (815,741)    (231,354)
   Change in unrealized gain (loss)
      on investments ...............................   (1,503,205)  (4,920,444)  (3,072,857)    (315,413)
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............   (3,971,375)  (7,377,144)  (3,888,598)    (546,767)
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --       67,143
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (4,127,190)  (7,544,680)  (3,959,270)    (506,148)
                                                       ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   MFSStratIncA    NWBdIx     NWIntlndx   NWLgCapGr
                                                       ------------   --------   ----------   ---------
   Reinvested dividends ............................     $  25,556       2,421           49         --
   Mortality and expense risk charges (note 2) .....        (5,037)       (646)        (356)    (2,480)
                                                         ---------    --------   ----------    -------
      Net investment income (loss) .................        20,519       1,775         (307)    (2,480)
                                                         ---------    --------   ----------    -------

   Proceeds from mutual fund shares sold ...........       211,948     164,485    4,383,737     58,592
   Cost of mutual fund shares sold .................      (220,099)   (163,349)  (4,323,559)   (90,206)
                                                         ---------    --------   ----------    -------
      Realized gain (loss) on investments ..........        (8,151)      1,136       60,178    (31,614)
   Change in unrealized gain (loss)
      on investments ...............................        12,183       1,490          137    (25,478)
                                                         ---------    --------   ----------    -------
      Net gain (loss) on investments ...............         4,032       2,626       60,315    (57,092)
                                                         ---------    --------   ----------    -------
   Reinvested capital gains ........................            --         113           --         --
                                                         ---------    --------   ----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $  24,551       4,514       60,008    (59,572)
                                                         =========    ========   ==========    =======

Investment activity:                                   NWMdCpMkt   NWSP500Indx    NWSmCap    NWSmCapIx
                                                       ---------   -----------   --------    ---------
   Reinvested dividends ............................        599        21,854          --         404
   Mortality and expense risk charges (note 2) .....     (1,517)      (26,462)     (8,674)       (274)
                                                       --------    ----------    --------    --------
      Net investment income (loss) .................       (918)       (4,608)     (8,674)        130
                                                       --------    ----------    --------    --------

   Proceeds from mutual fund shares sold ...........    274,096       907,298     503,747     171,713
   Cost of mutual fund shares sold .................   (289,833)   (1,326,886)   (580,500)   (176,411)
                                                       --------    ----------    --------    --------
      Realized gain (loss) on investments ..........    (15,737)     (419,588)    (76,753)     (4,698)
   Change in unrealized gain (loss)
      on investments ...............................       (497)     (202,234)    (93,383)     (1,261)
                                                       --------    ----------    --------    --------
      Net gain (loss) on investments ...............    (16,234)     (621,822)   (170,136)     (5,959)
                                                       --------    ----------    --------    --------
   Reinvested capital gains ........................         --            --          --          --
                                                       --------    ----------    --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (17,152)     (626,430)   (178,810)     (5,829)
                                                       ========    ==========    ========    ========

Investment activity:                                    NBEFGuard     NBEFPart      NBETGen    NBETGuard
                                                       -----------   ----------   ----------   ---------
   Reinvested dividends ............................   $    34,253        7,580           --      2,195
   Mortality and expense risk charges (note 2) .....       (53,190)     (67,432)     (74,976)    (3,355)
                                                       -----------   ----------   ----------    -------
      Net investment income (loss) .................       (18,937)     (59,852)     (74,976)    (1,160)
                                                       -----------   ----------   ----------    -------

   Proceeds from mutual fund shares sold ...........       953,538    1,116,307    2,067,420     41,853
   Cost of mutual fund shares sold .................    (1,754,677)  (1,781,710)  (1,778,554)   (53,224)
                                                       -----------   ----------   ----------    -------
      Realized gain (loss) on investments ..........      (801,139)    (665,403)     288,866    (11,371)
   Change in unrealized gain (loss)
      on investments ...............................      (436,477)    (819,044)    (602,879)   (82,554)
                                                       -----------   ----------   ----------    -------
      Net gain (loss) on investments ...............    (1,237,616)  (1,484,447)    (314,013)   (93,925)
                                                       -----------   ----------   ----------    -------
   Reinvested capital gains ........................            --           --       22,964         --
                                                       -----------   ----------   ----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(1,256,553)  (1,544,299)    (366,025)   (95,085)
                                                       ===========   ==========   ==========    =======

Investment activity:                                    NBETPart    NBLtdMat   OppCapApA    OppGlob
                                                       ----------   --------   ---------   ----------
   Reinvested dividends ............................           --     58,665         --            --
   Mortality and expense risk charges (note 2) .....       (1,738)   (17,289)    (5,160)     (166,307)
                                                       ----------   --------   --------    ----------
      Net investment income (loss) .................       (1,738)    41,376     (5,160)     (166,307)
                                                       ----------   --------   --------    ----------

   Proceeds from mutual fund shares sold ...........    1,812,152    541,479    105,017     7,545,333
   Cost of mutual fund shares sold .................   (1,828,258)  (532,469)  (156,896)   (9,191,524)
                                                       ----------   --------   --------    ----------
      Realized gain (loss) on investments ..........      (16,106)     9,010    (51,879)   (1,646,191)
   Change in unrealized gain (loss)
      on investments ...............................      (28,867)    (2,627)   (97,520)   (1,692,420)
                                                       ----------   --------   --------    ----------
      Net gain (loss) on investments ...............      (44,973)     6,383   (149,399)   (3,338,611)
                                                       ----------   --------   --------    ----------
   Reinvested capital gains ........................           --         --         --            --
                                                       ----------   --------   --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (46,711)    47,759   (154,559)   (3,504,918)
                                                       ==========   ========   ========    ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   OppStrInc   PhxBalFd   PimTotRet     StComStk
                                                       ---------   --------   ---------   ----------
   Reinvested dividends ............................     $4,130      21,206     36,653            --
   Mortality and expense risk charges (note 2) .....       (654)    (11,145)   (10,762)      (37,526)
                                                         ------    --------   --------    ----------
      Net investment income (loss) .................      3,476      10,061     25,891       (37,526)
                                                         ------    --------   --------    ----------

   Proceeds from mutual fund shares sold ...........        629     304,326    189,444       797,027
   Cost of mutual fund shares sold .................       (700)   (399,251)  (187,296)   (1,124,531)
                                                         ------    --------   --------    ----------
      Realized gain (loss) on investments ..........        (71)    (94,925)     2,148      (327,504)
   Change in unrealized gain (loss)
      on investments ...............................        666     (35,078)     4,497      (374,314)
                                                         ------    --------   --------    ----------
      Net gain (loss) on investments ...............        595    (130,003)     6,645      (701,818)
                                                         ------    --------   --------    ----------
   Reinvested capital gains ........................         --          --     50,695            --
                                                         ------    --------   --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $4,071    (119,942)    83,231      (739,344)
                                                         ======    ========   ========    ==========

Investment activity:                                   StrMidCap   StrGrInc     StLCap      TemForFd
                                                       ---------   --------   ----------   -----------
   Reinvested dividends ............................         --          5            --        83,109
   Mortality and expense risk charges (note 2) .....       (470)      (615)      (32,950)      (68,336)
                                                        -------    -------    ----------   -----------
      Net investment income (loss) .................       (470)      (610)      (32,950)       14,773
                                                        -------    -------    ----------   -----------

   Proceeds from mutual fund shares sold ...........      8,554      9,277       825,469    31,474,143
   Cost of mutual fund shares sold .................    (12,930)   (13,174)   (1,835,106)  (31,457,890)
                                                        -------    -------    ----------   -----------
      Realized gain (loss) on investments ..........     (4,376)    (3,897)   (1,009,637)       16,253
   Change in unrealized gain (loss)
      on investments ...............................    (15,719)    (4,592)       65,399      (273,231)
                                                        -------    -------    ----------   -----------
      Net gain (loss) on investments ...............    (20,095)    (8,489)     (944,238)     (256,978)
                                                        -------    -------    ----------   -----------
   Reinvested capital gains ........................         --         --            --            --
                                                        -------    -------    ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (20,565)    (9,099)     (977,188)     (242,205)
                                                        =======    =======    ==========   ===========

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                       Total                      ACGroI
                                            --------------------------   -----------------------
Investment activity:                            2002           2001         2002         2001
                                            ------------   -----------   ----------   ----------
   Net investment income (loss) .........   $   (364,596)     (494,718)    (120,074)    (160,657)
   Realized gain (loss) on investments ..    (23,922,638)   (6,089,766)    (652,069)     (45,469)
   Change in unrealized gain (loss)
      on investments ....................    (38,720,455)  (53,035,461)  (2,201,236)  (2,748,088)
   Reinvested capital gains .............        378,518     1,636,743           --           --
                                            ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (62,629,171)  (57,983,202)  (2,973,379)  (2,954,214)
                                            ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     47,270,054    59,873,401      568,402      774,461
   Transfers between funds ..............             --            --     (294,212)    (198,057)
   Redemptions (note 3) .................    (43,713,986)  (38,239,370)  (1,188,146)  (1,257,947)
   Annuity benefits .....................        (12,734)      (17,774)     (11,258)     (14,545)
   Annual contract maintenance charges
      (note 2) ..........................       (459,266)     (449,273)     (15,174)     (17,765)
   Contingent deferred sales charges
      (note 2) ..........................       (488,776)     (612,624)      (5,782)     (12,870)
   Adjustments to maintain reserves .....        383,982        37,627       (3,494)      38,375
                                            ------------   -----------   ----------   ----------
         Net equity transactions ........      2,979,274    20,591,987     (949,664)    (688,348)
                                            ------------   -----------   ----------   ----------

Net change in contract owners' equity ...    (59,649,897)  (37,391,215)  (3,923,043)  (3,642,562)
Contract owners' equity beginning
   of period ............................    321,523,190   358,914,405   11,494,897   15,137,459
                                            ------------   -----------   ----------   ----------
Contract owners' equity end of period ...   $261,873,293   321,523,190    7,571,854   11,494,897
                                            ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     18,935,656    15,152,732      195,078      186,168
                                            ------------   -----------   ----------   ----------
   Units purchased ......................     20,025,977     5,939,920       12,430       14,726
   Units redeemed .......................    (19,882,957)   (2,156,996)      (5,215)      (5,816)
                                            ------------   -----------   ----------   ----------
   Ending units .........................     19,078,676    18,935,656      202,293      195,078
                                            ============   ===========   ==========   ==========

                                                  ACIncGroA                ACIncGroI
                                            ---------------------   -----------------------
Investment activity:                          2002        2001         2002         2001
                                            ---------   ---------   ----------   ----------
   Net investment income (loss) .........        (111)     (1,329)         814      (21,366)
   Realized gain (loss) on investments ..    (246,231)    (15,974)    (324,190)      99,124
   Change in unrealized gain (loss)
      on investments ....................     (62,812)    (53,911)  (1,365,646)  (1,014,164)
   Reinvested capital gains .............          --          --           --           --
                                            ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (309,154)    (71,214)  (1,689,022)    (936,406)
                                            ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     566,009     718,534      830,448      964,731
   Transfers between funds ..............     (71,995)     24,365     (771,976)    (329,681)
   Redemptions (note 3) .................     (79,336)    (75,976)    (948,147)    (860,538)
   Annuity benefits .....................          --          --           --           --
   Annual contract maintenance charges
      (note 2) ..........................          --          --      (14,091)     (13,070)
   Contingent deferred sales charges
      (note 2) ..........................        (649)     (2,950)     (10,637)     (13,615)
   Adjustments to maintain reserves .....         (74)        (21)        (191)        (250)
                                            ---------   ---------   ----------   ----------
         Net equity transactions ........     413,955     663,952     (914,594)    (252,423)
                                            ---------   ---------   ----------   ----------

Net change in contract owners' equity ...     104,801     592,738   (2,603,616)  (1,188,829)
Contract owners' equity beginning
   of period ............................   1,192,782     600,044    8,595,869    9,784,698
                                            ---------   ---------   ----------   ----------
Contract owners' equity end of period ...   1,297,583   1,192,782    5,992,253    8,595,869
                                            =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     147,837      67,190      524,128      539,510
                                            ---------   ---------   ----------   ----------
   Units purchased ......................      66,195      88,130       60,657       65,811
   Units redeemed .......................     (11,532)     (7,483)    (125,639)     (81,193)
                                            ---------   ---------   ----------   ----------
   Ending units .........................     202,500     147,837      459,146      524,128
                                            =========   =========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 ACIntlGrA             ACIntlGrI
                                            ------------------   ----------------------
Investment activity:                          2002       2001       2002        2001
                                            --------   -------   ---------   ----------
   Net investment income (loss) .........   $ (1,475)   (1,279)    (11,032)     (23,551)
   Realized gain (loss) on investments ..    (40,319)   (3,466)   (808,290)  (1,010,119)
   Change in unrealized gain (loss)
      on investments ....................     56,764   (39,551)    413,978      187,997
   Reinvested capital gains .............         --        --          --           --
                                            --------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     14,970   (44,296)   (405,344)    (845,673)
                                            --------   -------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    101,012    89,458     247,284      515,855
   Transfers between funds ..............    (28,629)    9,666    (274,190)    (364,435)
   Redemptions (note 3) .................    (21,618)   (2,955)   (215,745)    (148,993)
   Annuity benefits .....................         --        --          --           --
   Annual contract maintenance charges
      (note 2) ..........................         --        --      (4,058)      (4,050)
   Contingent deferred sales charges
      (note 2) ..........................       (175)     (139)     (2,633)      (2,934)
   Adjustments to maintain reserves .....         (8)     (118)     (2,095)         (83)
                                            --------   -------   ---------   ----------
         Net equity transactions ........     50,582    95,912    (251,437)      (4,640)
                                            --------   -------   ---------   ----------

Net change in contract owners' equity ...     65,552    51,616    (656,781)    (850,313)
Contract owners' equity beginning
   of period ............................    173,065   121,449   2,242,474    3,092,787
                                            --------   -------   ---------   ----------
Contract owners' equity end of period ...   $238,617   173,065   1,585,693    2,242,474
                                            ========   =======   =========   ==========

CHANGES IN UNITS:
   Beginning units ......................     27,565    13,960     123,761      123,326
                                            --------   -------   ---------   ----------
   Units purchased ......................     26,904    13,999      14,228          652
   Units redeemed .......................     (6,709)     (394)    (28,189)        (217)
                                            --------   -------   ---------   ----------
   Ending units .........................     47,760    27,565     109,800      123,761
                                            ========   =======   =========   ==========


                                                   ACSTGvtI                 ACUltraI
                                            ----------------------   -----------------------
Investment activity:                           2002        2001         2002         2001
                                            ---------   ----------   ----------   ----------
   Net investment income (loss) .........      61,964       74,277     (196,634)    (310,866)
   Realized gain (loss) on investments ..      44,554          106     (493,633)    (464,150)
   Change in unrealized gain (loss)
      on investments ....................      10,831       38,413   (4,618,288)  (3,747,573)
   Reinvested capital gains .............          --           --           --           --
                                            ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     117,349      112,796   (5,308,555)  (4,522,589)
                                            ---------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     583,354      491,533    1,800,441    3,381,412
   Transfers between funds ..............   1,508,199      396,006   (1,532,374)  (1,614,363)
   Redemptions (note 3) .................    (499,347)  (1,241,947)  (1,986,037)  (2,264,355)
   Annuity benefits .....................          --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................      (2,826)      (1,951)     (29,798)     (30,639)
   Contingent deferred sales charges
      (note 2) ..........................      (4,981)     (32,840)     (31,411)     (44,532)
   Adjustments to maintain reserves .....      14,673         (329)      10,389         (824)
                                            ---------   ----------   ----------   ----------
         Net equity transactions ........   1,599,072     (389,528)  (1,768,790)    (573,301)
                                            ---------   ----------   ----------   ----------

Net change in contract owners' equity ...   1,716,421     (276,732)  (7,077,345)  (5,095,890)
Contract owners' equity beginning
   of period ............................   2,321,712    2,598,444   22,547,668   27,643,558
                                            ---------   ----------   ----------   ----------
Contract owners' equity end of period ...   4,038,133    2,321,712   15,470,323   22,547,668
                                            =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     111,419      110,314    1,276,469    1,260,446
                                            ---------   ----------   ----------   ----------
   Units purchased ......................     117,405        1,749       75,333       24,583
   Units redeemed .......................     (18,971)        (644)    (147,215)      (8,560)
                                            ---------   ----------   ----------   ----------
   Ending units .........................     209,853      111,419    1,204,587    1,276,469
                                            =========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      CSEmGro              CSGIFixI
                                            ------------------------   -----------------
Investment activity:                            2002         2001       2002      2001
                                            -----------   ----------   -------   -------
   Net investment income (loss) .........   $   (41,075)     (59,678)   32,776     5,324
   Realized gain (loss) on investments ..      (589,776)    (337,281)       32    (1,757)
   Change in unrealized gain (loss)
      on investments ....................      (604,838)  (1,176,984)    2,994      (397)
   Reinvested capital gains .............            --          423        --        --
                                            -----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,235,689)  (1,573,520)   35,802     3,170
                                            -----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       275,281      472,329    38,907    24,421
   Transfers between funds ..............      (393,721)    (175,733)  409,823     1,197
   Redemptions (note 3) .................      (441,860)    (576,434)  (49,424)   (7,079)
   Annuity benefits .....................            --           --        --        --
   Annual contract maintenance charges
      (note 2) ..........................        (5,791)      (6,303)     (823)     (337)
   Contingent deferred sales charges
      (note 2) ..........................        (3,487)      (8,610)     (864)      (81)
   Adjustments to maintain reserves .....           (61)        (260)        8       145
                                            -----------   ----------   -------   -------
         Net equity transactions ........      (569,639)    (295,011)  397,627    18,266
                                            -----------   ----------   -------   -------

Net change in contract owners' equity ...    (1,805,328)  (1,868,531)  433,429    21,436
Contract owners' equity beginning
   of period ............................     4,224,002    6,092,533   189,598   168,162
                                            -----------   ----------   -------   -------
Contract owners' equity end of period ...   $ 2,418,674    4,224,002   623,027   189,598
                                            ===========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ......................       317,127      339,410    16,666    15,051
                                            -----------   ----------   -------   -------
   Units purchased ......................        26,379       37,611    37,019     1,965
   Units redeemed .......................       (80,070)     (59,894)   (3,341)     (350)
                                            -----------   ----------   -------   -------
   Ending units .........................       263,436      317,127    50,344    16,666
                                            ===========   ==========   =======   =======

                                                  DeHYBd               DryABonds
                                            -------------------   ---------------------
Investment activity:                          2002       2001        2002       2001
                                            --------   --------   ---------   ---------
   Net investment income (loss) .........     34,960     55,955     101,107     129,457
   Realized gain (loss) on investments ..   (258,204)  (215,798)    (18,932)    (23,440)
   Change in unrealized gain (loss)
      on investments ....................    211,921    123,400      96,495     (34,775)
   Reinvested capital gains .............         --         --          --          --
                                            --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (11,323)   (36,443)    178,670      71,242
                                            --------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     13,747     35,967     328,188     371,452
   Transfers between funds ..............    (97,655)  (166,765)    485,859     604,465
   Redemptions (note 3) .................    (24,208)   (61,641)   (449,709)   (368,840)
   Annuity benefits .....................         --         --          --          --
   Annual contract maintenance charges
      (note 2) ..........................       (391)      (425)     (3,602)     (2,552)
   Contingent deferred sales charges
      (note 2) ..........................        (39)      (855)     (3,417)     (6,019)
   Adjustments to maintain reserves .....       (782)    (6,030)     13,722          (3)
                                            --------   --------   ---------   ---------
         Net equity transactions ........   (109,328)  (199,749)    371,041     598,503
                                            --------   --------   ---------   ---------

Net change in contract owners' equity ...   (120,651)  (236,192)    549,711     669,745
Contract owners' equity beginning
   of period ............................    403,602    639,794   2,740,366   2,070,621
                                            --------   --------   ---------   ---------
Contract owners' equity end of period ...    282,951    403,602   3,290,077   2,740,366
                                            ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     39,799     57,457     202,272     157,768
                                            --------   --------   ---------   ---------
   Units purchased ......................      1,484      3,300      34,977      56,711
   Units redeemed .......................    (13,152)   (20,958)     (9,180)    (12,207)
                                            --------   --------   ---------   ---------
   Ending units .........................     28,131     39,799     228,069     202,272
                                            ========   ========   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     DryApp                 DryBal
                                            ----------------------   ---------------------
Investment activity:                           2002        2001        2002        2001
                                            ----------   ---------   ---------   ---------
   Net investment income (loss) .........   $  (14,868)    (13,266)     13,019      16,756
   Realized gain (loss) on investments ..     (481,924)    (77,847)    (81,870)    (43,903)
   Change in unrealized gain (loss)
      on investments ....................     (281,628)   (295,177)   (209,671)    (58,485)
   Reinvested capital gains .............        1,515          --          --          --
                                            ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (776,905)   (386,290)   (278,522)    (85,632)
                                            ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      833,966   1,062,633     217,519     569,886
   Transfers between funds ..............       21,093      13,348     (41,701)    306,475
   Redemptions (note 3) .................     (342,460)   (221,947)   (144,727)   (367,126)
   Annuity benefits .....................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ..........................       (4,344)     (3,888)     (1,944)     (1,441)
   Contingent deferred sales charges
      (note 2) ..........................       (4,673)     (3,623)       (765)     (3,492)
   Adjustments to maintain reserves .....       12,600       1,406        (147)        663
                                            ----------   ---------   ---------   ---------
         Net equity transactions ........      516,182     847,929      28,235     504,965
                                            ----------   ---------   ---------   ---------

Net change in contract owners' equity ...     (260,723)    461,639    (250,287)    419,333
Contract owners' equity beginning
   of period ............................    3,342,324   2,880,685   1,544,993   1,125,660
                                            ----------   ---------   ---------   ---------
Contract owners' equity end of period ...   $3,081,601   3,342,324   1,294,706   1,544,993
                                            ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................      310,248     225,503     150,473     101,028
                                            ----------   ---------   ---------   ---------
   Units purchased ......................       45,583      99,236         816      64,043
   Units redeemed .......................      (10,137)    (14,491)       (258)    (14,598)
                                            ----------   ---------   ---------   ---------
   Ending units .........................      345,694     310,248     151,031     150,473
                                            ==========   =========   =========   =========

                                                DryELead             Dry3dCen
                                            ----------------   ---------------------
Investment activity:                          2002     2001      2002        2001
                                            -------   ------   ---------   ---------
   Net investment income (loss) .........      (754)    (869)    (16,977)    (26,143)
   Realized gain (loss) on investments ..    (1,486)    (192)   (418,597)    (69,992)
   Change in unrealized gain (loss)
      on investments ....................   (13,214)  (9,107)    (69,490)   (529,639)
   Reinvested capital gains .............        --    1,792          --      15,395
                                            -------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (15,454)  (8,376)   (505,064)   (610,379)
                                            -------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       436    5,016     151,914     411,684
   Transfers between funds ..............    (5,409)   3,643    (392,823)   (224,512)
   Redemptions (note 3) .................      (706)  (1,347)   (139,303)   (132,290)
   Annuity benefits .....................        --       --          --          --
   Annual contract maintenance charges
      (note 2) ..........................        --       --      (2,740)     (2,985)
   Contingent deferred sales charges
      (note 2) ..........................        --       --      (1,695)     (1,525)
   Adjustments to maintain reserves .....        (4)     (10)        (48)       (103)
                                            -------   ------   ---------   ---------
         Net equity transactions ........    (5,683)   7,302    (384,695)     50,269
                                            -------   ------   ---------   ---------

Net change in contract owners' equity ...   (21,137)  (1,074)   (889,759)   (560,110)
Contract owners' equity beginning
   of period ............................    75,922   76,996   1,894,876   2,454,986
                                            -------   ------   ---------   ---------
Contract owners' equity end of period ...    54,785   75,922   1,005,117   1,894,876
                                            =======   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     8,292    7,486     128,466     117,698
                                            -------   ------   ---------   ---------
   Units purchased ......................        54      915      17,402      15,767
   Units redeemed .......................      (761)    (109)    (60,956)     (4,999)
                                            -------   ------   ---------   ---------
   Ending units .........................     7,585    8,292      84,912     128,466
                                            =======   ======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      Dry500Ix                 EvInc                FedEqInc          FedHiYld
                                            ------------------------   --------------------   ----------------   ------------------
Investment activity:                            2002         2001        2002        2001       2002     2001      2002       2001
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
   Net investment income (loss) .........   $   (51,965)     (91,159)     7,343      20,198       147       79    63,982     58,079
   Realized gain (loss) on investments ..      (687,138)     206,247    (45,137)    (33,951)   (9,622)    (138) (142,772)   (73,759)
   Change in unrealized gain (loss)
      on investments ....................    (4,131,211)  (3,417,586)   (83,680)    (67,625)    2,529   (3,332)   67,220    (12,048)
   Reinvested capital gains .............            --           --         --       2,100        --       --        --         --
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (4,870,314)  (3,302,498)  (121,474)    (79,278)   (6,946)  (3,391)  (11,570)   (27,728)
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,229,748    2,943,398     72,578      70,358    47,939   34,588   205,858    122,494
   Transfers between funds ..............    (1,319,364)     247,160     69,904     (15,034)    2,728       --   350,525     64,480
   Redemptions (note 3) .................    (2,231,437)  (1,794,107)  (146,338)   (677,768)  (15,148)    (205)  (99,856)  (155,720)
   Annuity benefits .....................            --           --         --          --        --       --        --         --
   Annual contract maintenance charges
      (note 2) ..........................       (40,063)     (39,614)    (1,510)     (1,465)       --       --      (908)      (679)
   Contingent deferred sales charges
      (note 2) ..........................       (23,407)     (29,742)      (491)    (13,384)       --       --    (1,693)    (4,158)
   Adjustments to maintain reserves .....          (382)        (546)        16        (404)       (2)     (18)      (55)       (52)
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
         Net equity transactions ........    (1,384,905)   1,326,549     (5,841)   (637,697)   35,517   34,365   453,871     26,365
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------

Net change in contract owners' equity ...    (6,255,219)  (1,975,949)  (127,315)   (716,975)   28,571   30,974   442,301     (1,363)
Contract owners' equity beginning
   of period ............................    20,949,076   22,925,025    723,477   1,440,452    30,974       --   507,293    508,656
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
Contract owners' equity end of period ...   $14,693,857   20,949,076    596,162     723,477    59,545   30,974   949,594    507,293
                                            ===========   ==========   ========   =========   =======   ======   =======   ========

CHANGES IN UNITS:
   Beginning units ......................       789,038      746,794     37,440      69,614     4,072       --    58,130     56,360
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
   Units purchased ......................       110,364       57,449     65,440       3,637     7,076    4,096    59,650      2,574
   Units redeemed .......................      (175,751)     (15,205)   (67,211)    (35,811)   (1,324)     (24)   (7,878)      (804)
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
   Ending units .........................       723,651      789,038     35,669      37,440     9,824    4,072   109,902     58,130
                                            ===========   ==========   ========   =========   =======   ======   =======   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 FedIntInc              FedBdFd               FidABalA              FidABalT
                                            -----------------   ---------------------   -----------------   ---------------------
Investment activity:                          2002      2001       2002        2001       2002      2001       2002        2001
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
   Net investment income (loss) .........   $  5,553    2,148     119,597     116,498    10,899     9,228      11,511      14,491
   Realized gain (loss) on investments ..          5        5     (27,034)    (14,075)  (37,228)  (15,814)    (58,819)    (49,987)
   Change in unrealized gain (loss)
      on investments ....................      5,908     (343)     25,879      (7,955)  (51,658)   (8,285)    (82,636)     (1,848)
   Reinvested capital gains .............         --       --          --          --        --        --          --          --
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     11,466    1,810     118,442      94,468   (77,987)  (14,871)   (129,944)    (37,344)
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     76,791   87,045     246,680     429,018   225,060   478,564     154,784     242,903
   Transfers between funds ..............      3,059    3,621     289,071     366,571   (79,429)     (376)    (10,957)    (32,623)
   Redemptions (note 3) .................         --       --    (293,930)   (388,989)  (51,284)  (70,655)   (148,374)   (112,779)
   Annuity benefits .....................         --       --          --          --        --        --          --          --
   Annual contract maintenance charges
      (note 2) ..........................         --       --      (2,083)     (1,380)       --        --      (2,173)     (2,071)
   Contingent deferred sales charges
      (note 2) ..........................         --       --      (3,999)     (4,362)     (555)   (2,775)       (771)     (1,567)
   Adjustments to maintain reserves .....         (4)      (2)       (636)       (390)      (32)      (36)        (20)        (25)
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
         Net equity transactions ........     79,846   90,664     235,103     400,468    93,760   404,722      (7,511)     93,838
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------

Net change in contract owners' equity ...     91,312   92,474     353,545     494,936    15,773   389,851    (137,455)     56,494
Contract owners' equity beginning
   of period ............................     92,474       --   1,961,007   1,466,071   660,896   271,045   1,203,796   1,147,302
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
Contract owners' equity end of period ...   $183,786   92,474   2,314,552   1,961,007   676,669   660,896   1,066,341   1,203,796
                                            ========   ======   =========   =========   =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................      8,388       --     164,544     129,295    71,335    28,453      86,449      79,760
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
   Units purchased ......................      7,123    8,388      26,813      46,824    13,279    48,424      38,092       9,194
   Units redeemed .......................         --       --      (7,014)    (11,575)   (3,568)   (5,542)    (39,211)     (2,505)
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
   Ending units .........................     15,511    8,388     184,343     164,544    81,046    71,335      85,330      86,449
                                            ========   ======   =========   =========   =======   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 FidAEGroA              FidAEqIncA              FidAEqIncT            FidAGrOppA
                                            -------------------   ---------------------   ---------------------   -----------------
Investment activity:                           2002       2001       2002        2001        2002        2001       2002      2001
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
   Net investment income (loss) .........   $  (4,328)   (1,188)     (1,777)       (416)    (17,957)    (15,709)     (940)     (308)
   Realized gain (loss) on investments ..     (78,675)   (2,505)   (166,197)     (2,142)   (157,857)    (60,070)  (67,873)   (9,521)
   Change in unrealized gain (loss)
      on investments ....................     (70,832)   (7,009)   (162,432)    (33,857)   (354,218)    (85,400)     (759)  (22,757)
   Reinvested capital gains .............          --        --       2,100      16,306       4,161      71,379        --       141
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (153,835)  (10,702)   (328,306)    (20,109)   (525,871)    (89,800)  (69,572)  (32,445)
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     270,271   370,895     786,013     865,036     300,874     337,131   136,176    86,499
   Transfers between funds ..............      61,099    11,174     283,953     186,540     553,882     503,030    (6,812)     (371)
   Redemptions (note 3) .................     (38,173)   (1,588)   (136,499)    (25,405)   (337,620)   (284,753)  (35,234)  (11,120)
   Annuity benefits .....................          --        --          --          --          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..........................          --        --          --          --      (4,654)     (3,815)       --        --
   Contingent deferred sales charges
      (note 2) ..........................        (178)       --      (1,267)       (176)     (2,753)     (3,682)      (53)     (513)
   Adjustments to maintain reserves .....         (21)      (10)        (65)        (26)        (61)        (42)      (22)      (14)
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
         Net equity transactions ........     292,998   380,471     932,135   1,025,969     509,668     547,869    94,055    74,481
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------

Net change in contract owners' equity ...     139,163   369,769     603,829   1,005,860     (16,203)    458,069    24,483    42,036
Contract owners' equity beginning
   of period ............................     369,769        --   1,260,314     254,454   2,528,954   2,070,885   201,523   159,487
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
Contract owners' equity end of period ...   $ 508,932   369,769   1,864,143   1,260,314   2,512,751   2,528,954   226,006   201,523
                                            =========   =======   =========   =========   =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ......................      51,875        --     116,878      22,823     145,153     114,460    28,345    18,843
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
   Units purchased ......................      57,490    52,090     100,519      96,274      36,010      38,462    16,193    10,616
   Units redeemed .......................      (5,383)     (215)    (10,217)     (2,219)     (7,946)     (7,769)   (3,091)   (1,114)
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
   Ending units .........................     103,982    51,875     207,180     116,878     173,217     145,153    41,447    28,345
                                            =========   =======   =========   =========   =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   FidAGrOppT                FidAHiYldT
                                            ------------------------   ---------------------
Investment activity:                            2002         2001         2002        2001
                                            -----------   ----------   ---------   ---------
   Net investment income (loss) .........   $   (37,876)     (40,430)    161,035     189,812
   Realized gain (loss) on investments ..      (667,296)    (606,723)   (534,370)   (402,270)
   Change in unrealized gain (loss)
      on investments ....................      (512,932)    (455,278)    257,102     136,572
   Reinvested capital gains .............            --        6,000          --          --
                                            -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,218,104)  (1,096,431)   (116,233)    (75,886)
                                            -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       458,603      835,991     173,101     319,413
   Transfers between funds ..............      (373,605)    (585,602)    341,895    (165,582)
   Redemptions (note 3) .................      (486,370)    (623,920)   (327,836)   (353,989)
   Annuity benefits .....................            --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................        (9,967)     (10,568)     (2,501)     (2,647)
   Contingent deferred sales charges
      (note 2) ..........................        (4,889)      (7,971)     (2,427)     (3,403)
   Adjustments to maintain reserves .....           (96)        (154)        157        (577)
                                            -----------   ----------   ---------   ---------
         Net equity transactions ........      (416,324)    (392,224)    182,389    (206,785)
                                            -----------   ----------   ---------   ---------

Net change in contract owners' equity ...    (1,634,428)  (1,488,655)     66,156    (282,671)
Contract owners' equity beginning
   of period ............................     5,347,102    6,835,757   2,238,779   2,521,450
                                            -----------   ----------   ---------   ---------
Contract owners' equity end of period ...   $ 3,712,674    5,347,102   2,304,935   2,238,779
                                            ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................       414,206      443,492     198,014     215,515
                                            -----------   ----------   ---------   ---------
   Units purchased ......................        44,031       65,544      34,674      27,928
   Units redeemed .......................       (82,567)     (94,830)     (9,710)    (45,429)
                                            -----------   ----------   ---------   ---------
   Ending units .........................       375,670      414,206     222,978     198,014
                                            ===========   ==========   =========   =========

                                                 FidAOvA               FidAsMgr
                                            -----------------   ----------------------
Investment activity:                          2002      2001       2002         2001
                                            --------   ------   ----------   ---------
   Net investment income (loss) .........       (814)    (104)      88,824     147,558
   Realized gain (loss) on investments ..     45,514      (50)    (379,881)   (145,721)
   Change in unrealized gain (loss)
      on investments ....................      1,451   (1,959)    (220,692)   (318,966)
   Reinvested capital gains .............         --       --           --          --
                                            --------   ------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     46,151   (2,113)    (511,749)   (317,129)
                                            --------   ------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    129,728   45,141      270,823     459,017
   Transfers between funds ..............   (191,661)      --     (224,808)    206,859
   Redemptions (note 3) .................     (1,681)    (327)    (714,496)   (909,429)
   Annuity benefits .....................         --       --           --          --
   Annual contract maintenance charges
      (note 2) ..........................         --       --       (5,911)     (5,640)
   Contingent deferred sales charges
      (note 2) ..........................         --       --       (5,487)    (14,626)
   Adjustments to maintain reserves .....         (4)      (1)         (54)        (93)
                                            --------   ------   ----------   ---------
         Net equity transactions ........    (63,618)  44,813     (679,933)   (263,912)
                                            --------   ------   ----------   ---------

Net change in contract owners' equity ...    (17,467)  42,700   (1,191,682)   (581,041)
Contract owners' equity beginning
   of period ............................     42,700       --    5,266,968   5,848,009
                                            --------   ------   ----------   ---------
Contract owners' equity end of period ...     25,233   42,700    4,075,286   5,266,968
                                            ========   ======   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................      5,894       --      284,944     299,977
                                            --------   ------   ----------   ---------
   Units purchased ......................      3,043    5,936       17,015      41,100
   Units redeemed .......................     (4,535)     (42)     (59,013)    (56,133)
                                            --------   ------   ----------   ---------
   Ending units .........................      4,402    5,894      242,946     284,944
                                            ========   ======   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 FidCapInc               FidEqInc
                                            -------------------   -----------------------
Investment activity:                          2002       2001        2002         2001
                                            --------   --------   ----------   ----------
   Net investment income (loss) .........   $ 31,816     48,958       21,814       20,698
   Realized gain (loss) on investments ..    (42,842)   (20,310)    (733,598)     477,043
   Change in unrealized gain (loss)
      on investments ....................     (7,025)   (70,369)  (1,376,424)  (1,580,681)
   Reinvested capital gains .............         --         --       33,265      273,431
                                            --------   --------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (18,051)   (41,721)  (2,054,943)    (809,509)
                                            --------   --------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........         --         --      544,583      697,414
   Transfers between funds ..............     (6,852)    (6,000)     (47,536)     364,133
   Redemptions (note 3) .................    (71,111)   (57,074)  (1,635,695)  (1,800,829)
   Annuity benefits .....................       (319)      (383)        (912)      (2,042)
   Annual contract maintenance charges
      (note 2) ..........................       (944)    (1,078)     (15,206)     (16,935)
   Contingent deferred sales charges
      (note 2) ..........................         --       (167)      (4,707)     (14,368)
   Adjustments to maintain reserves .....        (72)      (647)       1,575          304
                                            --------   --------   ----------   ----------
         Net equity transactions ........    (79,298)   (65,349)  (1,157,898)    (772,323)
                                            --------   --------   ----------   ----------

Net change in contract owners' equity ...    (97,349)  (107,070)  (3,212,841)  (1,581,832)
Contract owners' equity beginning
   of period ............................    635,501    742,571   11,515,959   13,097,791
                                            --------   --------   ----------   ----------
Contract owners' equity end of period ...   $538,152    635,501    8,303,118   11,515,959
                                            ========   ========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ......................     13,985     15,365      137,625      146,711
                                            --------   --------   ----------   ----------
   Units purchased ......................         --         --        7,787       13,047
   Units redeemed .......................     (1,931)    (1,380)     (24,069)     (22,133)
                                            --------   --------   ----------   ----------
   Ending units .........................     12,054     13,985      121,343      137,625
                                            ========   ========   ==========   ==========

                                                     FidMgln                  FidPurtn
                                            ------------------------   -----------------------
Investment activity:                            2002         2001         2002         2001
                                            -----------   ----------   ----------   ----------
   Net investment income (loss) .........      (161,660)    (298,617)     186,511      255,692
   Realized gain (loss) on investments ..      (284,790)   1,130,761     (552,259)    (108,743)
   Change in unrealized gain (loss)
      on investments ....................    (7,001,988)  (5,936,182)    (778,339)    (717,902)
   Reinvested capital gains .............            --      249,290           --      247,301
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (7,448,438)  (4,854,748)  (1,144,087)    (323,652)
                                            -----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,593,150    2,732,473      567,574      701,443
   Transfers between funds ..............    (2,238,101)    (536,655)     (39,764)     267,014
   Redemptions (note 3) .................    (3,237,148)  (3,311,518)  (2,058,306)  (1,401,713)
   Annuity benefits .....................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................       (38,000)     (39,198)     (13,356)     (12,347)
   Contingent deferred sales charges
      (note 2) ..........................       (41,121)     (60,359)     (23,042)     (17,296)
   Adjustments to maintain reserves .....           587         (821)        (150)         (99)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    (3,960,633)  (1,216,078)  (1,567,044)    (462,998)
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...   (11,409,071)  (6,070,826)  (2,711,131)    (786,650)
Contract owners' equity beginning
   of period ............................    31,317,115   37,387,941   12,638,711   13,425,361
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...    19,908,044   31,317,115    9,927,580   12,638,711
                                            ===========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ......................     1,116,333    1,162,033      526,520      546,154
                                            -----------   ----------   ----------   ----------
   Units purchased ......................        71,585      111,924       26,511       43,888
   Units redeemed .......................      (246,020)    (157,624)     (97,999)     (63,522)
                                            -----------   ----------   ----------   ----------
   Ending units .........................       941,898    1,116,333      455,032      526,520
                                            ===========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 FidVIPHI             FranMutSer             FranSmCapGr           FranBSInv
                                            ------------------   ---------------------   -------------------   -----------------
Investment activity:                          2002      2001       2002        2001        2002       2001      2002       2001
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
   Net investment income (loss) .........   $  6,567     8,938      (2,103)      2,385     (8,797)    (4,188)     (922)    1,542
   Realized gain (loss) on investments ..    (20,457)   (1,126)   (123,372)    (10,977)  (225,959)   (47,993)   (7,383)      371
   Change in unrealized gain (loss)
      on investments ....................     14,918   (18,301)   (503,328)   (159,615)   (64,115)   (56,764)  (37,279)    1,311
   Reinvested capital gains .............         --        --      58,850     189,188         --         --     3,138     6,481
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      1,028   (10,489)   (569,953)     20,981   (298,871)  (108,945)  (42,446)    9,705
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........         --        --   1,102,952   1,149,779    312,589    577,403   271,221    76,931
   Transfers between funds ..............         --      (909)    795,574   1,636,839     51,358    (19,893)   48,717   162,786
   Redemptions (note 3) .................    (20,496)       --    (439,527)   (103,376)   (51,739)   (35,831)  (31,973)   (4,908)
   Annuity benefits .....................         --        --          --          --         --         --        --        --
   Annual contract maintenance charges
      (note 2) ..........................        (24)      (38)     (3,356)     (1,951)        --         --        --        --
   Contingent deferred sales charges
      (note 2) ..........................         --        --      (5,278)     (1,810)      (359)        --      (906)       --
   Adjustments to maintain reserves .....         (4)        4       5,003     (23,975)       (66)       (42)      (25)       (8)
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
         Net equity transactions ........    (20,524)     (943)  1,455,368   2,655,506    311,783    521,637   287,034   234,801
                                            --------   -------   ---------   ---------   --------   --------   -------   -------

Net change in contract owners' equity ...    (19,496)  (11,432)    885,415   2,676,487     12,912    412,692   244,588   244,506
Contract owners' equity beginning
   of period ............................     70,038    81,470   3,278,389     601,902    854,047    441,355   244,506        --
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
Contract owners' equity end of period ...   $ 50,542    70,038   4,163,804   3,278,389    866,959    854,047   489,094   244,506
                                            ========   =======   =========   =========   ========   ========   =======   =======
CHANGES IN UNITS:
   Beginning units ......................      4,118     4,173     261,828      48,764    127,318     51,710    19,653        --
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
   Units purchased ......................         --        --     141,314     220,685     65,479     82,263    24,740    20,047
   Units redeemed .......................     (1,207)      (55)    (22,362)     (7,621)    (7,248)    (6,655)   (2,061)     (394)
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
   Ending units .........................      2,911     4,118     380,780     261,828    185,549    127,318    42,332    19,653
                                            ========   =======   =========   =========   ========   ========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GartBond                GartGvtBd
                                            ----------------------   ---------------------
Investment activity:                           2002        2001        2002        2001
                                            ----------   ---------   ---------   ---------
   Net investment income (loss) .........   $   94,798      67,788     139,341      56,892
   Realized gain (loss) on investments...       34,620     (28,261)     34,873      25,204
   Change in unrealized gain (loss)
      on investments ....................       46,659      69,172      94,438     (60,146)
   Reinvested capital gains .............           --          --     122,950      49,723
                                            ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      176,077     108,699     391,602      71,673
                                            ----------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      245,651     347,762     747,152   1,206,018
   Transfers between funds ..............      466,139     805,427   4,035,288     919,944
   Redemptions (note 3) .................     (401,023)   (650,350)   (505,792)   (198,121)
   Annuity benefits .....................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ..........................       (3,250)     (2,118)     (3,735)     (1,361)
   Contingent deferred sales charges
      (note 2) ..........................       (6,481)    (13,821)     (4,669)       (519)
   Adjustments to maintain reserves .....         (226)       (272)        340       3,575
                                            ----------   ---------   ---------   ---------
         Net equity transactions ........      300,810     486,628   4,268,584   1,929,536
                                            ----------   ---------   ---------   ---------
Net change in contract owners' equity ...      476,887     595,327   4,660,186   2,001,209
Contract owners' equity beginning
   of period ............................    2,071,143   1,475,816   2,497,847     496,638
                                            ----------   ---------   ---------   ---------
Contract owners' equity end of period ...   $2,548,030   2,071,143   7,158,033   2,497,847
                                            ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................       69,075      33,869     197,497      39,451
                                            ----------   ---------   ---------   ---------
   Units purchased ......................       13,374      47,901     340,178     171,519
   Units redeemed .......................       (3,543)    (12,695)    (29,696)    (13,473)
                                            ----------   ---------   ---------   ---------
   Ending units .........................       78,906      69,075     507,979     197,497
                                            ==========   =========   =========   =========

                                                  GartGrow              GVITJPBal
                                            ---------------------   ----------------
Investment activity:                          2002        2001       2002      2001
                                            ---------   ---------   -------   ------
   Net investment income (loss) .........     (14,950)    (19,480)      658      716
   Realized gain (loss) on investments...    (421,274)   (262,050)   (3,081)  (1,644)
   Change in unrealized gain (loss)
      on investments ....................      29,722    (260,542)  (10,106)   3,208
   Reinvested capital gains .............          --          --        --       --
                                            ---------   ---------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (406,502)   (542,072)  (12,529)   2,280
                                            ---------   ---------   -------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     172,329     319,329    18,290   31,238
   Transfers between funds ..............     (81,224)    (61,933)   13,061   45,139
   Redemptions (note 3) .................    (176,709)    (87,318)  (33,720)  (1,733)
   Annuity benefits .....................          --          --        --       --
   Annual contract maintenance charges
      (note 2) ..........................      (3,349)     (3,624)      (97)     (58)
   Contingent deferred sales charges
      (note 2) ..........................      (1,962)       (569)       --       (4)
   Adjustments to maintain reserves .....          90         (88)      (11)      16
                                            ---------   ---------   -------   ------
         Net equity transactions ........     (90,825)    165,797    (2,477)  74,598
                                            ---------   ---------   -------   ------
Net change in contract owners' equity ...    (497,327)   (376,275)  (15,006)  76,878
Contract owners' equity beginning
   of period ............................   1,449,709   1,825,984    81,047    4,169
                                            ---------   ---------   -------   ------
Contract owners' equity end of period ...     952,382   1,449,709    66,041   81,047
                                            =========   =========   =======   ======

CHANGES IN UNITS:
   Beginning units ......................      36,571      26,856     8,363      396
                                            ---------   ---------   -------   ------
   Units purchased ......................       8,117      12,809     6,471   12,087
   Units redeemed .......................     (12,149)     (3,094)   (6,960)  (4,120)
                                            ---------   ---------   -------   ------
   Ending units .........................      32,539      36,571     7,874    8,363
                                            =========   =========   =======   ======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GartIDAgg         GartIDCon         GartIDMod        GartIDModAgg
                                            ----------------   --------------   -----------------   ---------------
Investment activity:                         2002      2001     2002     2001    2002      2001      2002      2001
                                            -------   ------   -------   ----   -------   -------   -------   -----
   Net investment income (loss) .........   $   (41)      13     8,170      3     4,206     1,140       363      (1)
   Realized gain (loss) on investments ..       (35)      --    (9,222)    34    (1,095)       (8)      152     (96)
   Change in unrealized gain (loss)
      on investments ....................       287       30    (6,737)    --   (39,326)   (1,779)   (7,739)     18
   Reinvested capital gains .............        --       --        --     --        --        --        --      --
                                            -------   ------   -------    ---   -------   -------   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       211       43    (7,789)    37   (36,215)     (647)   (7,224)    (79)
                                            -------   ------   -------    ---   -------   -------   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    73,242   11,036   363,517    160   165,006   100,752   162,728   1,761
   Transfers between funds ..............        --       --   (23,488)    --   124,487    87,040         8      --
   Redemptions (note 3) .................        --       --    (7,537)    --    (7,164)       --      (827)     --
   Annuity benefits .....................        --       --        --     --        --        --        --      --
   Annual contract maintenance charges
      (note 2) ..........................        --       --        --     --        --        --        --      --
   Contingent deferred sales charges
      (note 2) ..........................        --       --        --     --        --        --        --      --
   Adjustments to maintain reserves .....       (12)      (1)       (9)    (1)      (15)       (3)      (12)     (3)
                                            -------   ------   -------    ---   -------   -------   -------   -----
         Net equity transactions ........    73,230   11,035   332,483    159   282,314   187,789   161,897   1,758
                                            -------   ------   -------    ---   -------   -------   -------   -----

Net change in contract owners' equity....    73,441   11,078   324,694    196   246,099   187,142   154,673   1,679
Contract owners' equity beginning
   of period ............................    11,078       --       196     --   187,142        --     1,679      --
                                            -------   ------   -------    ---   -------   -------   -------   -----

Contract owners' equity end of period ...   $84,519   11,078   324,890    196   433,241   187,142   156,352   1,679
                                            =======   ======   =======    ===   =======   =======   =======   =====
CHANGES IN UNITS:
   Beginning units ......................     1,341       --        19     --    20,377        --       195      --
                                            -------   ------   -------    ---   -------   -------   -------   -----
   Units purchased ......................    11,336    1,341    34,740     19    33,200    20,377    21,296     195
   Units redeemed .......................        --       --    (2,533)    --      (783)       --      (107)     --
                                            -------   ------   -------    ---   -------   -------   -------   -----
   Ending units .........................    12,677    1,341    32,226     19    52,794    20,377    21,384     195
                                            =======   ======   =======    ===   =======   =======   =======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                            GartIDModCon        GartLgCpVal              GartMyMkt               GartMyMktS
                                          ----------------   ------------------   -----------------------   ----------------------
Investment activity:                         2002     2001     2002       2001       2002         2001         2002        2001
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
   Net investment income (loss) .......   $    611      10     (2,521)     (876)     (28,067)     318,517      (10,772)     68,269
   Realized gain (loss) on
      investments .....................       (839)     --    (53,657)    3,641           --           --           --          --
   Change in unrealized gain (loss)
      on investments ..................         86      (6)   (50,007)  (51,304)          --           --           --          --
   Reinvested capital gains ...........         --      --         --    22,381           --           --           --          --
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (142)      4   (106,185)  (26,158)     (28,067)     318,517      (10,772)     68,269
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........    103,767   1,360     96,579    99,512    2,060,707    2,404,184    7,503,123   4,266,638
   Transfers between funds ............    (19,219)     --     51,402   402,485    4,935,918    2,800,458   (2,427,859)   (800,796)
   Redemptions (note 3) ...............     (1,290)     --    (57,624)  (17,527)  (7,492,203)  (4,282,401)  (1,792,738)   (505,779)
   Annuity benefits ...................         --      --         --        --         (245)        (250)          --          --
   Annual contract maintenance charges
      (note 2) ........................         --      --       (637)     (259)     (23,424)     (17,021)          --          --
   Contingent deferred sales charges
      (note 2) ........................         --      --       (499)     (187)    (115,962)     (51,871)      (9,355)     (1,882)
   Adjustments to maintain reserves ...         (5)     (1)       (48)      187      209,041          (68)        (152)        (68)
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
         Net equity transactions ......     83,253   1,359     89,173   484,211     (426,168)     853,031    3,273,019   2,958,113
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------

Net change in contract owners'
   equity .............................     83,111   1,363    (17,012)  458,053     (454,235)   1,171,548    3,262,247   3,026,382
Contract owners' equity beginning
   of period ..........................      1,363      --    589,288   131,235   15,422,196   14,250,648    4,813,966   1,787,584
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
Contract owners' equity end of
   period .............................   $ 84,474   1,363    572,276   589,288   14,967,961   15,422,196    8,076,213   4,813,966
                                          ========   =====   ========   =======   ==========   ==========   ==========   =========
CHANGES IN UNITS:
   Beginning units ....................        141      --     56,771    11,972      659,924      619,703      456,054     173,280
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
   Units purchased ....................     10,623     141     10,292    46,310      371,377       58,377      423,355     349,067
   Units redeemed .....................     (1,505)     --     (2,253)   (1,511)    (397,682)     (18,156)    (112,066)    (66,293)
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
   Ending units .......................      9,259     141     64,810    56,771      633,619      659,924      767,343     456,054
                                          ========   =====   ========   =======   ==========   ==========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GartTotRt             GartValOpp            InvDynam                InvSmCoGr
                                          ------------------------   --------------   -----------------------   -------------------
Investment activity:                          2002         2001       2002     2001      2002         2001        2002        2001
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
   Net investment income (loss) .......   $   (25,987)     (42,194)    (170)     (4)     (72,736)    (119,026)     (4,116)   (3,409)
   Realized gain (loss) on
      investments .....................      (767,007)    (561,999)    (250)     --   (2,145,862)  (1,234,178)   (149,543)  (27,648)
   Change in unrealized gain (loss)
      on investments ..................      (271,197)    (295,433)  (6,005)    105     (305,228)  (2,789,737)     10,388   (38,339)
   Reinvested capital gains ...........            --           --       --      25           --       10,757          --        --
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ....    (1,064,191)    (899,626)  (6,425)    126   (2,523,826)  (4,132,184)   (143,271)  (69,396)
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........       745,060      943,207   27,291   2,205      934,434    2,192,143     224,635   188,481
   Transfers between funds ............      (200,763)    (559,986)  16,290   1,042   (1,177,346)  (1,007,160)    942,947    16,190
   Redemptions (note 3) ...............      (742,086)    (518,405)     (47)     --     (665,879)    (652,179)    (29,264)  (20,104)
   Annuity benefits ...................            --           --       --      --           --           --          --        --
   Annual contract maintenance charges
      (note 2) ........................       (13,287)     (13,810)      --      --      (10,955)     (10,730)         --        --
   Contingent deferred sales charges
      (note 2) ........................        (9,811)      (4,248)      --      --       (5,334)     (19,148)       (336)      (91)
   Adjustments to maintain reserves ...           (87)        (239)     (10)     (3)      (2,617)       8,493      (5,389)     (186)
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
         Net equity transactions ......      (220,974)    (153,481)  43,524   3,244     (927,697)     511,419   1,132,593   184,290
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------

Net change in contract owners'
   equity .............................    (1,285,165)  (1,053,107)  37,099   3,370   (3,451,523)  (3,620,765)    989,322   114,894
Contract owners' equity beginning
   of period ..........................     5,788,422    6,841,529    3,370      --    7,890,231   11,510,996     357,199   242,305
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
Contract owners' equity end of
   period .............................   $ 4,503,257    5,788,422   40,469   3,370    4,438,708    7,890,231   1,346,521   357,199
                                          ===========   ==========   ======   =====   ==========   ==========   =========   =======

CHANGES IN UNITS:
   Beginning units ....................        78,063       67,460      313      --      857,934      769,130      51,770    27,458
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
   Units purchased ....................        43,975       16,259    4,135     313      102,722      127,064     242,264    26,486
   Units redeemed .....................       (55,649)      (5,656)      (4)     --     (202,625)     (38,260)     (5,782)   (2,174)
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
   Ending units .......................        66,389       78,063    4,444     313      758,031      857,934     288,252    51,770
                                          ===========   ==========   ======   =====   ==========   ==========   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  InvTotRet           JanBal               JanIntl             JanWorld
                                            ------------------   -----------------   -----------------   ---------------------
Investment activity:                          2002       2001      2002      2001      2002      2001       2002        2001
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
   Net investment income (loss) .........   $  1,019     1,331     6,082     2,491     (1,093)     (75)     (8,272)     (7,489)
   Realized gain (loss) on investment ...     (2,427)   (3,139)  (17,696)   (1,178)   158,500      (44)   (419,406)    (68,157)
   Change in unrealized gain (loss)
      on investments ....................    (62,044)  (10,625)  (39,379)   (4,962)     1,532   (2,443)    108,304    (106,301)
   Reinvested capital gains .............     11,624     7,579        --        --         --       --          --          --
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (51,828)   (4,854)  (50,993)   (3,649)   158,939   (2,562)   (319,374)   (181,947)
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    128,735    95,250   379,193   299,772    152,639   17,521     365,405     936,618
   Transfers between funds ..............     22,754    82,556   342,274    12,942   (285,609)    --       (80,183)    (83,569)
   Redemptions (note 3) .................     (6,420)  (24,701)  (58,744)   (7,919)    (1,059)     (58)    (69,137)    (79,407)
   Annuity benefits .....................         --        --        --        --         --       --          --          --
   Annual contract maintenance charges
      (note 2) ..........................         --        --        --        --         --       --          --          --
   Contingent deferred sales charges
      (note 2) ..........................        (42)       --      (589)     (198)        (6)    --          (305)     (1,911)
   Adjustments to maintain reserves .....        (28)      (27)      (24)      (15)        (5)      (3)        (48)        (58)
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
         Net equity transactions ........    144,999   153,078   662,110   304,582   (134,040)  17,460     215,732     771,673
                                            --------   -------   -------   -------   --------   ------   ---------   ---------

Net change in contract owners' equity ...     93,171   148,224   611,117   300,933     24,899   14,898    (103,642)    589,726
Contract owners' equity beginning
   of period ............................    272,991   124,767   304,357     3,424     14,898     --     1,058,036     468,310
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
Contract owners' equity end of period ...   $366,162   272,991   915,474   304,357     39,797   14,898     954,394   1,058,036
                                            ========   =======   =======   =======   ========   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     28,394    12,697    33,047       350      2,188     --       153,530      53,006
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
   Units purchased ......................     16,320    17,612    80,134    33,505      9,538    2,195      46,316     115,423
   Units redeemed .......................       (638)   (1,915)   (5,611)     (808)    (3,766)      (7)    (10,415)    (14,899)
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
   Ending units .........................     44,076    28,394   107,570    33,047      7,960    2,188     189,431     153,530
                                            ========   =======   =======   =======   ========   ======   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      JanFund                   Jan20Fd
                                            ------------------------   -------------------------
Investment activity:                            2002          2001        2002           2001
                                            -----------   ----------   -----------   -----------
   Net investment income (loss) .........   $  (155,815)    (225,381)     (167,536)     (189,483)
   Realized gain (loss) on investments ..    (2,468,170)    (570,728)   (2,456,700)       27,113
   Change in unrealized gain (loss)
      on investments ....................    (1,503,205)  (5,057,732)   (4,920,444)  (13,574,505)
   Reinvested capital gains .............            --           --            --            --
                                            -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (4,127,190)  (5,853,841)   (7,544,680)  (13,736,875)
                                            -----------   ----------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,722,048    4,015,666     3,440,927     7,022,459
   Transfers between funds ..............    (1,849,696)  (1,689,120)   (3,330,585)   (3,224,785)
   Redemptions (note 3) .................    (1,537,202)  (1,676,796)   (2,828,817)   (2,877,501)
   Annuity benefits .....................            --           --            --            --
   Annual contract maintenance charges
      (note 2) ..........................       (26,534)     (27,968)      (61,832)      (67,275)
   Contingent deferred sales charges
      (note 2) ..........................       (17,532)     (34,120)      (35,774)      (55,702)
   Adjustments to maintain reserves .....        38,497         (904)       28,649        (1,559)
                                            -----------   ----------   -----------   -----------
         Net equity transactions ........    (1,670,419)     586,758    (2,787,432)      795,637
                                            -----------   ----------   -----------   -----------

Net change in contract owners' equity ...    (5,797,609)  (5,267,083)  (10,332,112)  (12,941,238)
Contract owners' equity beginning
   of period ............................    15,177,679   20,444,762    30,903,491    43,844,729
                                            -----------   ----------   -----------   -----------
Contract owners' equity end of period ...   $ 9,380,070   15,177,679    20,571,379    30,903,491
                                            ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     1,057,293      913,185     1,693,929     1,487,416
                                            -----------   ----------   -----------   -----------
   Units purchased ......................       134,760      209,820       238,827       302,530
   Units redeemed .......................      (265,044)     (65,712)     (427,510)      (96,017)
                                            -----------   ----------   -----------   -----------
   Ending units .........................       927,009    1,057,293     1,505,246     1,693,929
                                            ===========   ==========   ===========   ===========

                                                  JanWrldwde                LazSmCap
                                            -----------------------   ---------------------
Investment activity:                           2002         2001        2002        2001
                                            ----------   ----------   ---------   ---------
   Net investment income (loss) .........      (70,672)    (233,470)    (26,524)     (9,438)
   Realized gain (loss) on investments ..     (815,741)     318,612    (231,354)     57,744
   Change in unrealized gain (loss)
      on investments ....................   (3,072,857)  (5,509,695)   (315,413)    (92,054)
   Reinvested capital gains .............           --           --      67,143     206,610
                                            ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (3,959,270)  (5,424,553)   (506,148)    162,862
                                            ----------   ----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,269,691    2,603,463     311,448     227,889
   Transfers between funds ..............   (2,071,151)  (1,977,966)  1,797,742     665,485
   Redemptions (note 3) .................   (1,349,460)  (1,757,376)   (268,161)    (59,059)
   Annuity benefits .....................           --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................      (25,086)     (28,080)     (2,051)       (813)
   Contingent deferred sales charges
      (note 2) ..........................      (15,755)     (31,581)     (2,845)     (2,060)
   Adjustments to maintain reserves .....         (237)        (639)       (265)        872
                                            ----------   ----------   ---------   ---------
         Net equity transactions ........   (2,191,998)  (1,192,179)  1,835,868     832,314
                                            ----------   ----------   ---------   ---------

Net change in contract owners' equity ...   (6,151,268)  (6,616,732)  1,329,720     995,176
Contract owners' equity beginning
   of period ............................   15,661,799   22,278,531   1,414,927     419,751
                                            ----------   ----------   ---------   ---------
Contract owners' equity end of period ...    9,510,531   15,661,799   2,744,647   1,414,927
                                            ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................    1,078,979    1,166,203     103,663      35,489
                                            ----------   ----------   ---------   ---------
   Units purchased ......................      126,650      200,626     168,924      72,401
   Units redeemed .......................     (341,202)    (287,850)    (17,123)     (4,227)
                                            ----------   ----------   ---------   ---------
   Ending units .........................      864,427    1,078,979     255,464     103,663
                                            ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               MFSStratIncA           NWBdIx           NWIntlndx          NWLgCapGr
                                            ------------------   ----------------   ---------------   -----------------
Investment activity:                          2002       2001      2002     2001      2002     2001     2002      2001
                                            --------   -------   -------   ------   -------   -----   -------   -------
   Net investment income (loss) .........   $ 20,519    12,087     1,775      228      (307)     (3)   (2,480)   (1,969)
   Realized gain (loss) on investments ..     (8,151)   (3,086)    1,136       12    60,178      (1)  (31,614)  (84,369)
   Change in unrealized gain (loss)
      on investments ....................     12,183    (5,214)    1,490      (63)      137    (140)  (25,478)   39,272
   Reinvested capital gains .............         --        --       113       18        --      --        --        --
                                            --------   -------   -------   ------   -------   -----   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     24,551     3,787     4,514      195    60,008    (144)  (59,572)  (47,066)
                                            --------   -------   -------   ------   -------   -----   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     33,386    14,042    35,222   12,550      (507)  2,032   193,553    43,136
   Transfers between funds ..............     84,327    10,948    51,673      164   (58,009)     --    (8,507)    7,424
   Redemptions (note 3) .................    (67,668)  (91,351)   (1,294)    (343)       --      --    (8,059)  (63,801)
   Annuity benefits .....................         --      (554)       --       --        --      --        --        --
   Annual contract maintenance charges
      (note 2) ..........................       (686)     (806)       --       --        --      --      (356)     (173)
   Contingent deferred sales charges
      (note 2) ..........................        (22)     (941)       --      (10)       --      --       (63)   (1,662)
   Adjustments to maintain reserves .....        (43)      992       (40)      (3)       (3)     --       (37)       81
                                            --------   -------   -------   ------   -------   -----   -------   -------
         Net equity transactions ........     49,294   (67,670)   85,561   12,358   (58,519)  2,032   176,531   (14,995)
                                            --------   -------   -------   ------   -------   -----   -------   -------

Net change in contract owners' equity ...     73,845   (63,883)   90,075   12,553     1,489   1,888   116,959   (62,061)
Contract owners' equity beginning
   of period ............................    351,380   415,263    12,553       --     1,888      --    97,169   159,230
                                            --------   -------   -------   ------   -------   -----   -------   -------
Contract owners' equity end of period ...   $425,225   351,380   102,628   12,553     3,377   1,888   214,128    97,169
                                            ========   =======   =======   ======   =======   =====   =======   =======
CHANGES IN UNITS:
   Beginning units ......................     34,722    11,595     1,128       --       257      --    13,422    15,960
                                            --------   -------   -------   ------   -------   -----   -------   -------
   Units purchased ......................      6,720    37,332     7,514    1,158       617     257    30,332     9,691
   Units redeemed .......................     (1,797)  (14,205)     (109)     (30)     (310)     --    (2,217)  (12,229)
                                            --------   -------   -------   ------   -------   -----   -------   -------
   Ending units .........................     39,645    34,722     8,533    1,128       564     257    41,537    13,422
                                            ========   =======   =======   ======   =======   =====   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 NWMdCpMkt            NWSP500Indx             NWSmCap            NWSmCapIx
                                             -----------------   ---------------------   ------------------   --------------
Investment activity:                           2002      2001       2002        2001       2002       2001     2002     2001
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
   Net investment income (loss) ..........   $   (918)     (23)     (4,608)     (9,036)    (8,674)   (5,206)     130      (2)
   Realized gain (loss) on investments ...    (15,737)    (111)   (419,588)    (67,105)   (76,753)   (5,917)  (4,698)     (7)
   Change in unrealized gain (loss)
      on investments .....................       (497)     319    (202,234)   (207,071)   (93,383)    3,047   (1,261)    269
   Reinvested capital gains ..............         --       62          --          --         --        --       --      --
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (17,152)     247    (626,430)   (283,212)  (178,810)   (8,076)  (5,829)    260
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    268,670   15,865   1,280,331     778,044    176,121    87,742   45,811   6,458
   Transfers between funds ...............     25,134       --    (600,153)    266,115    304,152   128,789    7,027   1,426
   Redemptions (note 3) ..................    (29,346)    (170)   (193,898)   (177,358)   (68,157)  (29,620)  (1,737)    (86)
   Annuity benefits ......................         --       --          --          --         --        --       --      --
   Annual contract maintenance charges
      (note 2) ...........................         --       --      (1,564)     (1,069)    (1,146)     (427)      --      --
   Contingent deferred sales charges
      (note 2) ...........................     (1,004)     (11)     (2,785)     (5,116)    (1,205)     (387)     (39)     (6)
   Adjustments to maintain reserves ......        (14)      (3)     (1,206)      3,234        (59)      254       (9)     (5)
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
         Net equity transactions .........    263,440   15,681     480,725     863,850    409,706   186,351   51,053   7,787
                                             --------   ------   ---------   ---------   --------   -------   ------   -----

Net change in contract owners' equity ....    246,288   15,928    (145,705)    580,638    230,896   178,275   45,224   8,047
Contract owners' equity beginning
   of period .............................     15,928       --   2,460,864   1,880,226    476,150   297,875    8,047      --
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
Contract owners' equity end of period ....   $262,216   15,928   2,315,159   2,460,864    707,046   476,150   53,271   8,047
                                             ========   ======   =========   =========   ========   =======   ======   =====

CHANGES IN UNITS:
   Beginning units .......................      1,678       --     299,497     200,543     39,865    23,850      846      --
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
   Units purchased .......................     34,103    1,696     103,682     113,322     38,520    17,942    6,526     855
   Units redeemed ........................     (2,839)     (18)    (28,702)    (14,368)    (4,258)   (1,927)    (201)     (9)
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
   Ending units ..........................     32,942    1,678     374,477     299,497     74,127    39,865    7,171     846
                                             ========   ======   =========   =========   ========   =======   ======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   NBEFGuard                 NBEFPart
                                            -----------------------   ----------------------
Investment activity:                           2002         2001         2002        2001
                                            -----------   ---------   ----------   ---------
   Net investment income (loss) .........   $   (18,937)    (27,702)     (59,852)    (59,655)
   Realized gain (loss) on investments ..      (801,139)   (856,009)    (665,403)   (156,580)
   Change in unrealized gain (loss)
      on investments ....................      (436,477)    699,319     (819,044)   (176,573)
   Reinvested capital gains .............            --          --           --     109,789
                                            -----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,256,553)   (184,392)  (1,544,299)   (283,019)
                                            -----------   ---------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       136,810     328,552      312,054     487,937
   Transfers between funds ..............      (197,629)   (239,467)    (207,907)     23,335
   Redemptions (note 3) .................      (645,259)   (594,435)    (869,970)   (577,824)
   Annuity benefits .....................            --          --           --          --
   Annual contract maintenance charges
      (note 2) ..........................        (5,056)     (5,380)      (8,737)     (9,218)
   Contingent deferred sales charges
      (note 2) ..........................        (8,100)     (7,673)      (6,605)     (6,167)
   Adjustments to maintain reserves .....           (65)       (153)         (85)       (162)
                                            -----------   ---------   ----------   ---------
         Net equity transactions ........      (719,299)   (518,556)    (781,250)    (82,099)
                                            -----------   ---------   ----------   ---------

Net change in contract owners' equity ...    (1,975,852)   (702,948)  (2,325,549)   (365,118)
Contract owners' equity beginning
   of period ............................     5,034,832   5,737,780    6,243,520   6,608,638
                                            -----------   ---------   ----------   ---------
Contract owners' equity end of period ...   $ 3,058,980   5,034,832    3,917,971   6,243,520
                                            ===========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................       291,417     321,714      247,749     250,979
                                            -----------   ---------   ----------   ---------
   Units purchased ......................         9,654      19,698       15,572      24,814
   Units redeemed .......................       (59,476)    (49,995)     (53,787)    (28,044)
                                            -----------   ---------   ----------   ---------
   Ending units .........................       241,595     291,417      209,534     247,749
                                            ===========   =========   ==========   =========

                                                   NBETGen              NBETGuard
                                            ---------------------   -----------------
Investment activity:                           2002        2001       2002     2001
                                            ---------   ---------   -------   -------
   Net investment income (loss) .........     (74,976)    (38,031)   (1,160)     (304)
   Realized gain (loss) on investments ..     288,866     159,503   (11,371)  (10,909)
   Change in unrealized gain (loss)
      on investments ....................    (602,879)     91,860   (82,554)    5,159
   Reinvested capital gains .............      22,964     120,736        --        --
                                            ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (366,025)    334,068   (95,085)   (6,054)
                                            ---------   ---------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,325,545   1,068,187   144,191   203,673
   Transfers between funds ..............   1,838,690   1,766,858    (7,517)  (15,592)
   Redemptions (note 3) .................    (641,510)   (325,650)  (23,394)   (4,121)
   Annuity benefits .....................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..........................      (6,379)     (3,152)       --        --
   Contingent deferred sales charges
      (note 2) ..........................      (7,291)     (3,400)     (383)     (211)
   Adjustments to maintain reserves .....         306       2,136       (23)      (23)
                                            ---------   ---------   -------   -------
         Net equity transactions ........   2,509,361   2,504,979   112,874   183,726
                                            ---------   ---------   -------   -------

Net change in contract owners' equity ...   2,143,336   2,839,047    17,789   177,672
Contract owners' equity beginning
   of period ............................   4,458,039   1,618,992   241,447    63,775
                                            ---------   ---------   -------   -------
Contract owners' equity end of period ...   6,601,375   4,458,039   259,236   241,447
                                            =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ......................     327,635     130,512    26,591     6,805
                                            ---------   ---------   -------   -------
   Units purchased ......................     209,810     217,433    14,608    21,532
   Units redeemed .......................     (30,265)    (20,310)   (2,192)   (1,746)
                                            ---------   ---------   -------   -------
   Ending units .........................     507,180     327,635    39,007    26,591
                                            =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  NBETPart              NBLtdMat
                                            ------------------   ---------------------
Investment activity:                          2002      2001       2002        2001
                                            --------   -------   ---------   ---------
   Net investment income (loss) .........   $ (1,738)     (850)     41,376      38,652
   Realized gain (loss) on investments ..    (16,106)   (4,866)      9,010      (3,177)
   Change in unrealized gain (loss)
      on investments ....................    (28,867)    1,211      (2,627)     15,898
   Reinvested capital gains .............         --     3,224          --          --
                                            --------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (46,711)   (1,281)     47,759      51,373
                                            --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     76,939   158,620      85,388     112,623
   Transfers between funds ..............    (39,931)    4,664     277,933     416,238
   Redemptions (note 3) .................    (28,186)  (17,958)   (340,016)   (145,696)
   Annuity benefits .....................         --        --          --          --
   Annual contract maintenance charges
      (note 2) ..........................         --        --      (1,367)       (988)
   Contingent deferred sales charges
      (note 2) ..........................       (404)     (718)     (3,666)     (2,161)
   Adjustments to maintain reserves .....        (12)      (10)        151         377
                                            --------   -------   ---------   ---------
         Net equity transactions ........      8,406   144,598      18,423     380,393
                                            --------   -------   ---------   ---------

Net change in contract owners' equity ...    (38,305)  143,317      66,182     431,766
Contract owners' equity beginning
   of period ............................    185,607    42,290   1,197,434     765,668
                                            --------   -------   ---------   ---------
Contract owners' equity end of period ...   $147,302   185,607   1,263,616   1,197,434
                                            ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     19,125     4,165      87,855      60,106
                                            --------   -------   ---------   ---------
   Units purchased ......................      1,957    16,442       2,247      33,742
   Units redeemed .......................       (625)   (1,482)       (732)     (5,993)
                                            --------   -------   ---------   ---------
   Ending units .........................     20,457    19,125      89,370      87,855
                                            ========   =======   =========   =========

                                                OppCapApA               OppGlob
                                           ------------------   ------------------------
Investment activity:                         2002       2001        2002         2001
                                           --------   -------   -----------   ----------
   Net investment income (loss) .........    (5,160)   (1,896)     (166,307)    (182,812)
   Realized gain (loss) on investments ..   (51,879)   (5,950)   (1,646,191)      73,629
   Change in unrealized gain (loss)
      on investments ....................   (97,520)  (22,131)   (1,692,420)  (2,014,668)
   Reinvested capital gains .............        --     8,989            --           --
                                           --------   -------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................  (154,559)  (20,988)   (3,504,918)  (2,123,851)
                                           --------   -------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   316,577   304,491     1,757,398    2,615,369
   Transfers between funds ..............    57,784    97,602       (93,294)     390,996
   Redemptions (note 3) .................   (36,961)   (4,838)   (1,553,334)  (1,878,361)
   Annuity benefits .....................        --        --            --           --
   Annual contract maintenance charges
      (note 2) ..........................        --        --       (17,236)     (15,313)
   Contingent deferred sales charges
      (note 2) ..........................      (231)     (189)      (14,552)     (30,597)
   Adjustments to maintain reserves .....       (31)      (16)       70,251       13,421
                                           --------   -------   -----------   ----------
         Net equity transactions ........   337,138   397,050       149,233    1,095,515
                                           --------   -------   -----------   ----------

Net change in contract owners' equity ...   182,579   376,062    (3,355,685)  (1,028,336)
Contract owners' equity beginning
   of period ............................   381,404     5,342    14,413,611   15,441,947
                                           --------   -------   -----------   ----------
Contract owners' equity end of period ...   563,983   381,404    11,057,926   14,413,611
                                           ========   =======   ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................    48,520       587     1,741,535      468,998
                                           --------   -------   -----------   ----------
   Units purchased ......................    54,432    48,503    15,191,684    1,761,875
   Units redeemed .......................    (4,488)     (570)  (16,287,347)    (489,338)
                                           --------   -------   -----------   ----------
   Ending units .........................    98,464    48,520       645,872    1,741,535
                                           ========   =======   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               OppStrInc            PhxBalFd               PimTotRet              StComStk
                                            ----------------   -------------------   -------------------   ---------------------
Investment activity:                         2002      2001      2002       2001       2002        2001      2002        2001
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
   Net investment income (loss) .........   $ 3,476    1,633     10,061     12,037      25,891    12,437     (37,526)    (33,926)
   Realized gain (loss) on investments ..       (71)     (15)   (94,925)   (28,973)      2,148     1,338    (327,504)   (141,801)
   Change in unrealized gain (loss)
      on investments ....................       666   (1,795)   (35,078)    11,770       4,497    (5,006)   (374,314)    106,669
   Reinvested capital gains .............        --       --         --         --      50,695    11,996          --       5,625
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     4,071     (177)  (119,942)    (5,166)     83,231    20,765    (739,344)    (63,433)
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    57,490   23,749    206,721     72,691     819,973   422,529     533,822     974,333
   Transfers between funds ..............    10,430       --    (85,829)    68,618     532,087    24,951     327,704     378,302
   Redemptions (note 3) .................        --       --   (110,504)  (144,289)    (83,872)  (27,440)   (353,951)   (163,452)
   Annuity benefits .....................        --       --         --         --          --        --          --          --
   Annual contract maintenance charges
      (note 2) ..........................        --       --     (1,491)    (1,511)         --        --      (3,058)     (1,844)
   Contingent deferred sales charges
      (note 2) ..........................        --       --       (696)    (1,960)       (593)     (490)     (4,353)     (1,903)
   Adjustments to maintain reserves .....       (95)      11        (25)        28        (825)      (47)     (1,330)      3,941
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
         Net equity transactions ........    67,825   23,760      8,176     (6,423)  1,266,770   419,503     498,834   1,189,377
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------

Net change in contract owners' equity ...    71,896   23,583   (111,766)   (11,589)  1,350,001   440,268    (240,510)  1,125,944
Contract owners' equity beginning
   of period ............................    23,583       --    869,478    881,067     443,690     3,422   3,131,296   2,005,352
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
Contract owners' equity end of period ...   $95,479   23,583    757,712    869,478   1,793,691   443,690   2,890,786   3,131,296
                                            =======   ======   ========   ========   =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     2,330       --     48,287     49,219      39,495       328     264,765     150,483
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
   Units purchased ......................     6,618    2,330      1,396     44,195     114,202    41,430      52,348     126,603
   Units redeemed .......................        --       --     (1,474)   (45,127)     (6,302)   (2,263)    (11,806)    (12,321)
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
   Ending units .........................     8,948    2,330     48,209     48,287     147,395    39,495     305,307     264,765
                                            =======   ======   ========   ========   =========   =======   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                StrMidCap          StrGrInc               StLCap                   TemForFd
                                            -----------------   ---------------   -----------------------   ----------------------
Investment activity:                          2002      2001     2002     2001       2002         2001         2002         2001
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
   Net investment income (loss) .........   $   (470)     (41)    (610)     (91)     (32,950)     (51,038)      14,773      67,651
   Realized gain (loss) on investments ..     (4,376)    (562)  (3,897)      (5)  (1,009,637)    (151,721)      16,253    (455,179)
   Change in unrealized gain (loss)
      on investments ....................    (15,719)     (57)  (4,592)  (1,348)      65,399   (1,598,680)    (273,231)      7,911
   Reinvested capital gains .............         --        2       --       --           --           --           --          --
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (20,565)    (658)  (9,099)  (1,444)    (977,188)  (1,801,439)    (242,205)   (379,617)
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     61,009   13,635   97,165   20,818      335,349      487,841      823,435     716,554
   Transfers between funds ..............      7,109        5       --       --     (443,740)    (331,530)     184,114    (317,787)
   Redemptions (note 3) .................     (2,222)  (2,451)  (8,797)    (132)    (437,722)    (433,724)  (1,034,182)   (422,386)
   Annuity benefits .....................         --       --       --       --           --           --           --          --
   Annual contract maintenance charges
      (note 2) ..........................         --       --       --       --       (5,541)      (5,715)      (6,174)     (5,697)
   Contingent deferred sales charges
      (note 2) ..........................         --     (162)     (66)      --       (6,096)      (7,127)      (8,774)     (9,262)
   Adjustments to maintain reserves .....         (9)      (5)      (9)      (2)         (59)        (203)        (219)       (130)
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
         Net equity transactions ........     65,887   11,022   88,293   20,684     (557,809)    (290,458)     (41,800)    (38,708)
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------

Net change in contract owners' equity ...     45,322   10,364   79,194   19,240   (1,534,997)  (2,091,897)    (284,005)   (418,325)
Contract owners' equity beginning
   of period ............................     14,463    4,099   19,240       --    3,367,008    5,458,905    5,176,987   5,595,312
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
Contract owners' equity end of period ...   $ 59,785   14,463   98,434   19,240    1,832,011    3,367,008    4,892,982   5,176,987
                                            ========   ======   ======   ======   ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................      2,739      530    2,793       --      139,555      151,239      356,734     338,697
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
   Units purchased ......................     16,144    2,545   17,023    2,811       18,308       20,547       61,948      27,202
   Units redeemed .......................       (494)    (336)  (1,305)     (18)     (48,122)     (32,231)     (20,828)     (9,165)
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
   Ending units .........................     18,389    2,739   18,511    2,793      109,741      139,555      397,854     356,734
                                            ========   ======   ======   ======   ==========   ==========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              VicDivrStk
                                            --------------
Investment activity:                        2002     2001
                                            ----   -------
   Net investment income (loss) .........    $--      (652)
   Realized gain (loss) on investments ..     --   (19,517)
   Change in unrealized gain (loss)
      on investments ....................     --     1,871
   Reinvested capital gains .............     --        --
                                             ---   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     --   (18,298)
                                             ---   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     --    15,200
   Transfers between funds ..............     --   (58,233)
   Redemptions (note 3) .................     --    (1,732)
   Annuity benefits .....................     --        --
   Annual contract maintenance charges
      (note 2) ..........................     --       (31)
   Contingent deferred sales charges
      (note 2) ..........................     --      (115)
   Adjustments to maintain reserves .....     --        25
                                             ---   -------
         Net equity transactions ........     --   (44,886)
                                             ---   -------

Net change in contract owners' equity ...     --   (63,184)
Contract owners' equity beginning
   of period ............................     --    63,184
                                             ---   -------
Contract owners' equity end of period ...    $--        --
                                             ===   =======

CHANGES IN UNITS:
   Beginning units ......................     --     5,890
                                             ---   -------
   Units purchased ......................     --     2,000
   Units redeemed .......................     --    (7,890)
                                             ---   -------
   Ending units .........................     --        --
                                             ===   =======

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class
                  (ACIncGroI)
               American Century International Growth Fund - Advisor Class
                  (ACIntlGrA)
               American Century International Growth Fund - Investor Class
                  (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class
                  (ACSTGvtI)
               American Century Ultra(R) Fund - Investor Class (ACUltraI)
               Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro) Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI) Delaware Group Delchester High-Yield Bond Fund, Inc. -
                  Institutional Class (DeHYBd)
               Dreyfus A Bonds Plus, Inc. (DryABonds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)
               Dreyfus Emerging Leaders Fund (DryELead)
               Dreyfus Premier Third Century Fund, Inc. - Class Z, The
                  (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc)
               Federated Equity Income Fund - Class F Shares (FedEqInc) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Income Fund - Institutional Service Class
                  (FedIntInc)
               Federated Investment Series Funds, Inc. - Federated Bond Fund -
                  Class F (FedBdFd)
               Fidelity(R) Advisor Balanced Fund - Class A (FidABalA) Fidelity(R) Advisor Balanced Fund - Class T (FidABalT) Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA) Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity(R) Advisor Growth Opportunities Fund - Class A
                  (FidAGrOppA)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

               Fidelity(R) Advisor Growth Opportunities Fund - Class T
                  (FidAGrOppT)
               Fidelity(R) Advisor High Yield Fund - Class T (FidAHiYldT) Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA) Fidelity(R) Asset Manager(TM)(FidAsMgr)
               Fidelity(R) Capital & Income Fund (FidCapInc)
               Fidelity(R) Equity-Income Fund (FidEqInc)
               Fidelity(R) Magellan(R) Fund (FidMgln)
               Fidelity(R) Puritan(R) Fund (FidPurtn)
               Fidelity(R) VIP - High Income Portfolio - Initial Class
                  (FidVIPHI)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
                  (FranMutSer)
               Franklin Small Cap Growth Fund I - Class A (FranSmCapGr) Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
                  (FranBSInv)
               Gartmore Bond Fund - Class D (GartBond)
               Gartmore Government Bond Fund - Class D (GartGvtBd)
               Gartmore Growth Fund - Class D (GartGrow)
               Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
               Gartmore ID Conservative Fund - Service Class (GartIDCon) Gartmore ID Moderate Fund - Service Class (GartIDMod)
               Gartmore ID Moderately Aggressive Fund - Service Class
                  (GartIDModAgg)
               Gartmore ID Moderately Conservative Fund - Service Class
                  (GartIDModCon)
               Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
               Gartmore Money Market Fund - Prime Shares (GartMyMkt)
               Gartmore Money Market Fund - Service Class (GartMyMktS)
               Gartmore Total Return Fund - Class D (GartTotRt)
               Gartmore Value Opportunities Fund - Class A (GartValOpp)
               INVESCO Dynamics Fund - Investor Class (InvDynam)
               INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr) INVESCO Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap)
               MFS(R) Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R) Bond Index Fund - Class A (NWBdIx)
               Nationwide(R) International Index Fund - Class A (NWIntlndx) Nationwide(R) Large Cap Growth Fund - Class A (NWLgCapGr) Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt) Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx) Nationwide(R) Small Cap Fund - Class A (NWSmCap)
               Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx)

               Neuberger Berman EF - Guardian Fund - Investor Class Shares
                  (NBEFGuard)
               Neuberger Berman EF - Partners Fund - Investor Class Shares
                  (NBEFPart)
               Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen) Neuberger Berman ET - Guardian Fund - Trust Class Shares
                  (NBETGuard)
               Neuberger Berman ET - Partners Fund - Trust Class Shares
                  (NBETPart)
               Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class
                  Shares (NBLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Strategic Income Fund - Class A (OppStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth and Income Fund (StrGrInc)
               Strong Large Cap Growth Fund (StLCap)
               Templeton Foreign Fund - Class A (TemForFd)

          At December 31, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                    Nationwide Variable Account Options                                 Soloist   Successor
---------------------------------------------------------------------------------------------------------------------------
     Mortality and Expense Risk - Basic                                                                  1.30%      1.20%
---------------------------------------------------------------------------------------------------------------------------
     Reduced Purchase Payment Option:                                                                      --       0.30%
           Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts
---------------------------------------------------------------------------------------------------------------------------
     Death Benefit Options:
        One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                       --       0.15%
           If death before annuitization, benefit will be greatest of (i) contract value,
              (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
                                                                                                          ---       ----
        Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)      --       0.20%
           If death before annuitization, benefit will be greatest of (i) contract value,
              (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
                                                                                                          ---       ----
        One-Year Step Up (for contracts issued prior to 1-2-01)                                            --       0.10%
           If death before annuitization, benefit will be greatest of (i) contract value,
              (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
                                                                                                          ---       ----
        5% Enhanced (for contracts issued prior to 1-2-01)                                                 --       0.05%
           If death before annuitization, benefit will be greater of (i) contract value or
              (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.
---------------------------------------------------------------------------------------------------------------------------
     Guaranteed Minimum Income Benefit Options:
           Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
        Option 1                                                                                           --       0.45%
                                                                                                          ---       ----
        Option 2                                                                                           --       0.30%
---------------------------------------------------------------------------------------------------------------------------
     Beneficiary Protector Option:                                                                         --       0.40%
           Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges*                                                                   1.30%      2.55%
---------------------------------------------------------------------------------------------------------------------------

*    When maximum options are elected.

     The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002:

                          Total      ACGroI   ACIncGroA   ACIncGroI   ACIntlGrA
                       ----------   -------   ---------   ---------   ---------
     0.95%..........   $  157,126     1,526     4,752          --         859
     1.00%..........        7,749        17       216          --           5
     1.05%..........        8,256       423       731          --          17
     1.10%..........       36,145       137       606          --         178
     1.15%..........        2,955        60        --          --          87
     1.20%..........      138,917     1,038     2,886          --       1,242
     1.25%..........       36,566       203     1,735          --         175
     1.30%..........    3,251,562   115,617       141      94,595          --
     1.35%..........       14,275       374       208          --          42
     1.40%..........       12,561       424     1,700          --          40
     1.45%..........       19,344       169     1,246          --         158
     1.50%..........        2,721        12       165          --          50
     1.55%..........        5,371        44       744          --          --
     1.60%..........          764        --        26          --           3
     1.65%..........        1,364        15        59          --          --
     1.70%..........          219        15         3          --          --
     1.75%..........           51        --        --          --          --
     1.80%..........          110        --        --          --          --
     1.90%..........          197        --         2          --           2
     2.05%..........            9        --        --          --          --
                       ----------   -------    ------      ------       -----
        Totals......   $3,696,262   120,074    15,220      94,595       2,858
                       ==========   =======    ======      ======       =====

                       ACIntlGrI   ACSTGvtI   ACUltraI   CSEmGro   CSGIFixI
                       ---------   --------   --------   -------   --------
     0.95%..........    $    --      5,670      7,255        --        --
     1.00%..........         --        390        207        --        --
     1.05%..........         --         --        290        --        --
     1.10%..........         --         87      1,090        --        --
     1.15%..........         --         --         86        --        --
     1.20%..........         --      1,492      5,793        --        --
     1.25%..........         --         53      2,145        --        --
     1.30%..........     24,678     29,319    224,187    41,075     4,583
     1.35%..........         --        117        485        --        --
     1.40%..........         --          6        139        --        --
     1.45%..........         --        373        975        --        --
     1.50%..........         --          3         83        --        --
     1.55%..........         --         --         15        --        --
     1.60%..........         --         --          6        --        --
     1.65%..........         --         21          1        --        --
     1.70%..........         --          3         --        --        --
     1.80%..........         --         --          1        --        --
     1.90%..........         --          1         --        --        --
                        -------     ------    -------    ------     -----
        Totals......    $24,678     37,535    242,758    41,075     4,583
                        =======     ======    =======    ======     =====

                                                                   (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                       DeHYBd   DryABonds   DryApp   DryBal   DryELead
                       ------   ---------   ------   ------   --------
     0.95% .........   $   --         --     8,320    1,384      81
     1.00% .........       --         --       427    1,141      --
     1.05% .........       --         --        --      406      --
     1.10% .........       --         --       338      708      --
     1.20% .........       --         --     2,802      783     636
     1.25% .........       --         --     1,490      248      37
     1.30% .........    4,567     38,465    28,922   11,251      --
     1.35% .........       --         --       583      132      --
     1.40% .........       --         --       102      657      --
     1.45% .........       --         --       329      135      --
     1.50% .........       --         --        67       43      --
     1.55% .........       --         --         1      704      --
     1.60% .........       --         --        --       19      --
     1.65% .........       --         --       148       --      --
     1.70% .........       --         --        15        1      --
     1.90% .........       --         --        24       --      --
                       ------     ------    ------   ------     ---
        Totals .....   $4,567     38,465    43,568   17,612     754
                       ======     ======    ======   ======     ===

                       Dry3dCen   Dry500Ix   EvInc   FedEqInc   FedHiYld
                       --------   --------   -----   --------   --------
     0.95% .........    $   276         --      --       84         391
     1.00% .........         --         --      --       --          28
     1.10% .........         17         --      --       --         177
     1.15% .........         --         --      --       --          97
     1.20% .........        406         --      --      251         568
     1.25% .........        754         --      --      142         315
     1.30% .........     15,111    229,156   9,622       --       7,857
     1.35% .........        258         --      --        4           1
     1.40% .........         --         --      --        1         508
     1.45% .........        153         --      --       --          30
     1.50% .........         --         --      --        7          18
     1.60% .........         --         --      --       --           9
     1.70% .........          2         --      --       --          --
                        -------    -------   -----      ---       -----
        Totals ....     $16,977    229,156   9,622      489       9,999
                        =======    =======   =====      ===       =====

                       FedIntInc   FedBdFd   FidABalA   FidABalT   FidAEGroA
                       ---------   -------   --------   --------   ---------
     0.95% .........    $  929       1,761     2,651         --      2,356
     1.00% .........        34          --        15         --         --
     1.05% .........        --         304        64         --         --
     1.10% .........        --         957     2,204         --        143
     1.20% .........         2       1,721     1,587         --      1,164
     1.25% .........        --         310       357         --        101
     1.30% .........         1      21,042        --     14,677         --
     1.35% .........         3          88       389         --          1
     1.40% .........       169          82        23         --        320
     1.45% .........        12         130       237         --        153

     Continued         FedIntInc   FedBdFd   FidABalA   FidABalT   FidAEGroA
                       ---------   -------   --------   --------   ---------
     1.50% .........        --          --        51         --         14
     1.55% .........        --          49        --         --         --
     1.65% .........        --          --        --         --         62
     1.70% .........        --          --         3         --         14
     1.80% .........        --           1        --         --         --
     1.90% .........        --          15        --         --         --
     2.05% .........        --           6        --         --         --
                        ------      ------     -----     ------      -----
        Totals .....    $1,150      26,466     7,581     14,677      4,328
                        ======      ======     =====     ======      =====

                       FidAEqIncA   FidAEqIncT   FidAGrOppA   FidAGrOppT   FidAHiYldT
                       ----------   ----------   ----------   ----------   ----------
     0.95% .........     $ 8,007          --          645           --        1,562
     1.00% .........         291          --           65           --          116
     1.05% .........         268          --           --           --           --
     1.10% .........       1,522          --          265           --           80
     1.15% .........          87          --           --           --           60
     1.20% .........       3,143          --        1,368           --          546
     1.25% .........       1,759          --           70           --          129
     1.30% .........          56      35,063           --       57,839       23,811
     1.35% .........         200          --           56           --           69
     1.40% .........         819          --            6           --           --
     1.45% .........         778          --          368           --           54
     1.50% .........          87          --           19           --           27
     1.60% .........           8          --           --           --           --
     1.65% .........         148          --           --           --           --
     1.70% .........          --          --           --           --           11
     1.80% .........          --          --            1           --            1
     1.90% .........           2          --            1           --           --
                         -------      ------        -----       ------       ------
        Totals .....     $17,175      35,063        2,864       57,839       26,466
                         =======      ======        =====       ======       ======

                       FidAOvA   FidAsMgr   FidCapInc   FidEqInc   FidMgln
                       -------   --------   ---------   --------   -------
     0.95% .........     $130         --         --           --        --
     1.20% .........      622         --         --           --        --
     1.25% .........        2         --         --           --        --
     1.30% .........       --     61,551      7,163      130,146   328,241
     1.35% .........       56         --         --           --        --
     1.45% .........        4         --         --           --        --
                         ----     ------      -----      -------   -------
        Totals .....     $814     61,551      7,163      130,146   328,241
                         ====     ======      =====      =======   =======

                       FidPurtn   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                       --------   --------   ----------   -----------   ---------
     0.95% .........   $     --       --        6,791        3,727        1,352
     1.00% .........         --       --          416          211           31
     1.05% .........         --       --           64          482           --
     1.10% .........         --       --        1,187          174          175
     1.15% .........         --       --          110           --           49
     1.20% .........         --       --        3,251        2,056          908
     1.25% .........         --       --        1,379        1,525        1,006
     1.30% .........    148,984      744       33,752          146           --

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     Continued         FidPurtn   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                       --------   --------   ----------   -----------   ---------
     1.35% .........         --       --          502           65          370
     1.40% .........         --       --           30           56          165
     1.45% .........         --       --          836          270          272
     1.50% .........         --       --           60           28           30
     1.55% .........         --       --          799           28           --
     1.60% .........         --       --           34           --            3
     1.65% .........         --       --           25           11           --
     1.70% .........         --       --           13           17            2
     1.90% .........         --       --           19            1           --
                       --------      ---       ------        -----        -----
        Totals .....   $148,984      744       49,268        8,797        4,363
                       ========      ===       ======        =====        =====

                       GartBond   GartGvtBd   GartGrow   GVITJPBal   GartIDAgg
                       --------   ---------   --------   ---------   ---------
     0.95% .........    $ 1,248     11,565         53        --           5
     1.00% .........        326        385         16        --          --
     1.05% .........        642         38         --        --          --
     1.10% .........        324      2,422         --        --          --
     1.20% .........      1,166      2,186        499        88         231
     1.25% .........        337         87          9         1           9
     1.30% .........     23,776     32,979     14,287       899           1
     1.35% .........        105        454         --         2           4
     1.40% .........          8      1,272         19        --         128
     1.45% .........        126        149         67        --          --
     1.50% .........         --          1         --         5          21
     1.55% .........        722        486         --        --          --
     1.60% .........         --         41         --        --          --
     1.70% .........          4         26         --        --          --
     1.90% .........          2         19         --        --          --
     2.05% .........          1         --         --        --          --
                        -------     ------     ------       ---         ---
        Totals .....    $28,787     52,110     14,950       995         399
                        =======     ======     ======       ===         ===

                       GartIDCon   GartIDMod   GartIDModAgg   GartIDModCon   GartLgCpVal
                       ---------   ---------   ------------   ------------   -----------
     0.95% .........     $1,366      2,340         192              --            667
     1.10% .........      1,202         --           1               1             --
     1.15% .........         --        301          --              --             --
     1.20% .........        934        703         317             116          1,022
     1.25% .........         --         54          --              --             45
     1.30% .........        104         --          --              --          5,543
     1.35% .........          1         26          33              81             --
     1.40% .........         --         98          56             122             --
     1.45% .........         --         69          19              48             46
     1.50% .........         --         --          55              16             61
     1.65% .........         --         --          --              --              7
     1.75% .........         --          1          --              --             --
                         ------      -----         ---             ---          -----
        Totals .....     $3,607      3,592         673             384          7,391
                         ======      =====         ===             ===          =====

                       GartMyMkt  GartMyMktS   GartTotRt   GartValOpp   InvDynam
                       ---------  ----------   ---------   ----------   --------
     0.95%  ........    $     --    15,827          587         75        4,433
     1.00%  ........          --       164           79         --          277
     1.05%  ........          --       884           --         --          446
     1.10%  ........          --     3,636           99         --        1,207
     1.15%  ........          --     1,204           --         --          175
     1.20%  ........          --    41,588          266         33        3,611
     1.25%  ........          --     1,727          116         26        1,214
     1.30%  ........     193,677       423       66,549         --       59,401
     1.35%  ........          --     4,191           31         65          217
     1.40%  ........          --       123           14         --          571
     1.45%  ........          --     2,019           92         51          794
     1.50%  ........          --       227           --         17          144
     1.55%  ........          --        20          648         --           85
     1.60%  ........          --        11           --         53           74
     1.65%  ........          --       153            2         --           78
     1.70%  ........          --         4           --         --            9
     1.75%  ........          --        48           --         --           --
     1.90%  ........          --        35           --         --           --
                        --------    ------       ------        ---       ------
        Totals .....    $193,677    72,284       68,483        320       72,736
                        ========    ======       ======        ===       ======

                       InvSmCoGr   InvTotRet    JanBal   JanIntl   JanWorld
                       ---------   ---------    ------   -------   --------
     0.95% .........     $1,200        276       3,553       --      2,398
     1.00% .........         28         --         205       --        390
     1.05% .........        201         22          --       60        570
     1.10% .........        127        213         523       --        652
     1.15% .........         --         --          --       --         28
     1.20% .........      1,549      1,540         414      896      3,196
     1.25% .........        186        905         330       59      2,510
     1.30% .........        121          1          51       40         74
     1.35% .........         87         83          51      185        532
     1.40% .........        374        771         366       12        522
     1.45% .........        102        457         770       20      1,002
     1.50% .........         72         25          49       --         70
     1.55% .........         54         25          --       --          4
     1.60% .........          6         --          --        1         13
     1.65% .........          9         --          66       --        111
     1.70% .........         --          2          --       --         26
     1.90% .........         --         --          --       --         10
     2.05% .........         --          2          --       --         --
                         ------      -----       -----    -----     ------
        Totals .....     $4,116      4,322       6,378    1,273     12,108
                         ======      =====       =====    =====     ======

                       JanFund   Jan20Fd   JanWrldwde   LazSmCap   MFSStratIncA
                       -------   -------   ----------   --------   ------------
     0.95% .........   $ 5,682    7,354       3,595      1,020          --
     1.00% .........       405       55          57         --          --
     1.05% .........       282      799          65         --          --
     1.10% .........     1,782    1,471          31        258          --
     1.15% .........        50      391          --         --          --
     1.20% .........     4,581    7,548         231        948          --

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     Continued          JanFund   Jan20Fd   JanWrldwde   LazSmCap   MFSStratIncA
                        -------   -------   ----------   --------   ------------
     1.25% .........      2,628     3,009      1,005         148          --
     1.30% .........    138,659   296,238    155,732      23,181       5,037
     1.35% .........        474       723         --         156          --
     1.40% .........        130       118         --           1          --
     1.45% .........        870       956         83          95          --
     1.50% .........         78       165         32          16          --
     1.55% .........         30         8         --         678          --
     1.60% .........         13        34         --           2          --
     1.65% .........        142        --         --          --          --
     1.70% .........          6        14         --          --          --
     1.90% .........          3         8         --          21          --
                       --------   -------    -------      ------       -----
        Totals .....   $155,815   318,891    160,831      26,524       5,037
                       ========   =======    =======      ======       =====

                       NWBdIx    NWIntlndx   NWLgCapGr   NWMdCpMkt   NWSP500Indx
                       ------    ---------   ---------   ---------   -----------
     0.95% .........    $ 87         --           35         190         6,141
     1.00% .........      --         --           --           1           407
     1.05% .........      --         --           --          --           258
     1.10% .........      65          5           --         402         1,091
     1.15% .........      --         --           --          13            19
     1.20% .........     401        332          100         468         4,338
     1.25% .........      70          4           45         166         2,104
     1.30% .........       1         --        2,029          --        10,186
     1.35% .........      11          3           11          13           781
     1.40% .........      --         --           --           1            22
     1.45% .........      11         11          260         210           728
     1.50% .........      --         --           --          --           210
     1.55% .........      --         --           --          --            69
     1.60% .........      --         --           --          53            34
     1.65% .........      --         --           --          --            25
     1.80% .........      --         --           --          --            49
     1.90% .........      --          1           --          --            --
                        ----        ---        -----       -----        ------
          Totals ...    $646        356        2,480       1,517        26,462
                        ====        ===        =====       =====        ======

                       NWSmCap   NWSmCapIx   NBEFGuard   NBEFPart   NBETGen
                       -------   ---------   ---------   --------   -------
     0.95% .........    $   77       39            --         --      5,724
     1.00% .........        13       --            --         --        492
     1.05% .........        --       --            --         --          8
     1.10% .........        73        1            --         --      1,255
     1.15% .........        --       --            --         --         30
     1.20% .........       237      159            --         --      6,309
     1.25% .........        86       14            --         --        919
     1.30% .........     8,130       --        53,190     67,432     58,458
     1.35% .........         2        2            --         --        490
     1.40% .........         2       --            --         --        691
     1.45% .........        54       53            --         --        402
     1.50% .........        --        6            --         --         32

     Continued         NWSmCap   NWSmCapIx   NBEFGuard   NBEFPart   NBETGen
                       -------   ---------   ---------   --------   -------
     1.55% .........        --       --            --         --         31
     1.60% .........        --       --            --         --         38
     1.65% .........        --       --            --         --         96
     1.90% .........        --       --            --         --          1
                        ------      ---        ------     ------     ------
        Totals          $8,674      274        53,190     67,432     74,976
                        ======      ===        ======     ======     ======

                       NBETGuard   NBETPart   NBLtdMat   OppCapApA   OppGlob
                       ---------   --------   --------   ---------   -------
     0.95% .........     $  169        441         --      2,540       8,043
     1.00% .........         20         --         --        138         325
     1.05% .........         --         --         --         51         723
     1.10% .........        541          3         --        403       2,250
     1.20% .........      2,340        932         --        759       6,847
     1.25% .........         36        246         --        370       1,497
     1.30% .........         --         --     17,289         22     144,267
     1.35% .........        106         26         --         19         381
     1.40% .........          4         --         --        380         841
     1.45% .........         95         88         --        348         787
     1.50% .........          2         --         --         36          74
     1.55% .........         42         --         --         --          85
     1.60% .........         --         --         --         14         136
     1.65% .........         --         --         --         79          14
     1.70% .........         --         --         --         --          14
     1.75% .........         --         --         --          1           1
     1.90% .........         --          2         --         --          22
                         ------      -----     ------      -----     -------
        Totals .....     $3,355      1,738     17,289      5,160     166,307
                         ======      =====     ======      =====     =======

                       OppStrInc   PhxBalFd   PimTotRet   StComStk   StrMidCap
                       ---------   --------   ---------   --------   ---------
     0.95% .........      $ --          --      1,467       4,356        56
     1.00% .........        --          --         88         190        --
     1.05% .........        --          --         --         127        --
     1.10% .........        --          --      4,298       1,378         7
     1.15% .........        --          --        108          --        --
     1.20% .........        90          --      1,455       2,218       327
     1.25% .........       270          --        688       1,566        66
     1.30% .........        --      11,145        983      26,920         1
     1.35% .........       186          --        168          58        --
     1.40% .........        65          --        102          35        --
     1.45% .........        43          --        707         583        13
     1.50% .........        --          --        505          35        --
     1.60% .........        --          --        127           5        --
     1.65% .........        --          --          9          34        --
     1.70% .........        --          --         --          15        --
     1.80% .........        --          --         57          --        --
     1.90% .........        --          --         --           6        --
                          ----      ------     ------      ------       ---
        Totals .....      $654      11,145     10,762      37,526       470
                          ====      ======     ======      ======       ===

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                       StrGrInc   StLCap   TemForFd
                       --------   ------   --------
     0.95% .........     $ 76         --     3,740
     1.00% .........       --         --        78
     1.05% .........       --         --        31
     1.10% .........       --         --       379
     1.20% .........      402         --     3,275
     1.25% .........        6         --        73
     1.30% .........       --     32,950    59,424
     1.35% .........       33         --       481
     1.40% .........       --         --       466
     1.45% .........       98         --       336
     1.50% .........       --         --         3
     1.60% .........       --         --         1
     1.65% .........       --         --        49
                         ----     ------    ------
        Totals .....     $615     32,950    68,336
                         ====     ======    ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $445,912 and $301,904, respectively, and total transfers from the Account to the fixed account were $6,156,773 and $1,069,667, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002:

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity    Return**
                                                       -------------   -------   ----------   --------------   ---------
     American Century Growth Fund - Investor Class
           2002 ....................................       0.95%        27,964   $ 4.719072     $  131,966      -26.83%
                                                           1.00%           332     4.712724          1,567      -26.87%
                                                           1.05%         7,314     4.706361         34,422      -26.90%
                                                           1.10%         2,909     4.700012         13,672      -26.94%
                                                           1.15%         2,282     4.693669         10,710      -26.98%
                                                           1.20%        18,216     4.687322         85,382      -27.02%
                                                           1.25%         3,222     4.680989         15,084      -27.05%
                                                           1.30%       122,892    57.972941      7,124,409      -27.09%
                                                           1.35%         4,954     4.668348         23,128      -27.13%
                                                           1.40%         5,196     4.662021         24,222      -27.16%
                                                           1.45%         5,580     4.655706         25,981      -27.20%
                                                           1.50%           435     4.649393          2,025      -27.24%
                                                           1.55%           538     4.643095          2,497      -27.27%
                                                           1.65%           181     4.630499            836      -27.35%
                                                           1.70%           278     4.624215          1,287      -27.39%

     American Century Income & Growth Fund - Advisor Class
           2002 ....................................       0.95%        70,142     6.442445        451,886      -20.37%
                                                           1.00%         3,940     6.433775         25,347      -20.41%
                                                           1.05%         9,618     6.425106         61,794      -20.45%
                                                           1.10%         7,670     6.416443         49,217      -20.49%
                                                           1.15%             7     6.407778             43      -20.53%
                                                           1.20%        48,480     6.399123        310,227      -20.57%
                                                           1.25%        21,272     6.390493        135,939      -20.61%
                                                           1.30%         1,519     6.381861          9,691      -20.65%
                                                           1.35%         2,135     6.373248         13,608      -20.69%
                                                           1.40%        18,343     6.364602        116,748      -20.73%
                                                           1.45%        15,616     6.355989         99,257      -20.77%
                                                           1.50%         1,944     6.347409         12,336      -20.81%
                                                           1.55%         1,178     6.338797          7,466      -20.85%
                                                           1.60%           260     6.330193          1,649      -20.89%
                                                           1.65%           206     6.321623          1,301      -20.93%
                                                           1.70%           109     6.313043            691      -20.97%
                                                           1.90%            61     6.278804            383      -21.13%

     American Century Income & Growth Fund - Investor Class
           2002 ....................................       1.30%       459,146    13.050867      5,992,253      -20.42%

     American Century International Growth Fund - Advisor Class
           2002 ....................................       0.95%        17,596     5.019457         88,323      -20.24%
                                                           1.00%             6     5.012690             29      -20.28%
                                                           1.05%           267     5.005932          1,335      -20.32%
                                                           1.10%         3,594     4.999175         17,966      -20.36%
                                                           1.15%         2,616     4.992424         13,058      -20.40%
                                                           1.20%        17,147     4.985687         85,488      -20.44%
                                                           1.25%         2,628     4.978951         13,083      -20.48%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                            1.35%          315     4.965500          1,563      -20.57%
                                                            1.40%          630     4.958774          3,122      -20.61%
                                                            1.45%        2,044     4.952058         10,123      -20.65%
                                                            1.50%          748     4.945354          3,698      -20.69%
                                                            1.60%           94     4.931964            464      -20.77%
                                                            1.90%           75     4.891888            365      -21.01%

     American Century International Growth Fund - Investor Class
           2002 ....................................        1.30%      109,800    14.441600      1,585,693      -20.30%

     American Century Short-Term Government Fund - Investor Class
           2002 ....................................        0.95%       65,399    11.696579        764,939        4.24%
                                                            1.00%        9,719    11.680840        113,528        4.18%
                                                            1.10%          834    11.649401          9,718        4.08%
                                                            1.20%       24,719    11.618023        287,184        3.97%
                                                            1.25%        1,251    11.602374         14,519        3.92%
                                                            1.30%      103,490    27.026869      2,797,011        3.87%
                                                            1.35%          732    11.571069          8,469        3.82%
                                                            1.40%           67    11.555444            772        3.76%
                                                            1.45%        3,095    11.539820         35,720        3.71%
                                                            1.50%           31    11.524226            353        3.66%
                                                            1.65%          445    11.477500          5,105        3.50%
                                                            1.70%           52    11.461949            600        3.45%
                                                            1.90%           19    11.399901            215        3.24%

     American Century Ultra(R) Fund - Investor Class
           2002 ....................................        0.95%      131,889     5.158453        680,341      -23.88%
                                                            1.00%        4,082     5.151505         21,030      -23.92%
                                                            1.05%        4,637     5.144560         23,853      -23.95%
                                                            1.10%       17,766     5.137604         91,277      -23.99%
                                                            1.15%        2,526     5.130684         12,960      -24.03%
                                                            1.20%      108,067     5.123750        553,706      -24.07%
                                                            1.25%       25,685     5.116815        131,424      -24.11%
                                                            1.30%      876,888    15.723098     13,787,390      -24.15%
                                                            1.35%       10,073     5.102991         51,401      -24.19%
                                                            1.40%        5,958     5.096092         30,362      -24.22%
                                                            1.45%       14,956     5.089179         76,116      -24.26%
                                                            1.50%        1,678     5.082284          8,527      -24.30%
                                                            1.55%          280     5.075401          1,420      -24.34%
                                                            1.60%           77     5.068518            390      -24.38%
                                                            1.65%           22     5.061637            109      -24.42%
                                                            1.90%            3     5.027338             17      -24.61%

     Credit Suisse Emerging Growth Fund - Common Shares
           2002 ....................................        1.30%      263,436     9.181258      2,418,674      -31.07%

     Credit Suisse Global Fixed Income Fund - Common Shares
           2002 ....................................        1.30%       50,344    12.375436        623,027        8.79%

     Delaware Group Delchester High-Yield Bond Fund, Inc.- Institutional Class
           2002 ....................................        1.30%       28,131    10.058200        282,951       -0.82%

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Dreyfus A Bonds Plus, Inc.
           2002 ....................................       1.30%       228,069    14.425775     3,290,077         6.48%

     Dreyfus Appreciation Fund, Inc.
           2002 ....................................       0.95%        61,125     7.248454       443,065       -17.93%
                                                           1.00%         4,021     7.238702        29,106       -17.97%
                                                           1.10%         2,334     7.219199        16,850       -18.06%
                                                           1.20%        37,185     7.199740       267,724       -18.14%
                                                           1.25%        15,142     7.190033       108,874       -18.18%
                                                           1.30%       211,024     9.997121     2,109,633       -18.22%
                                                           1.35%         6,025     7.170613        43,201       -18.26%
                                                           1.40%         1,889     7.160931        13,527       -18.31%
                                                           1.45%         4,666     7.151216        33,364       -18.35%
                                                           1.50%         1,368     7.141550         9,770       -18.39%
                                                           1.55%            23     7.131882           163       -18.43%
                                                           1.60%             7     7.122216            48       -18.47%
                                                           1.65%           328     7.112568         2,334       -18.51%
                                                           1.70%           173     7.102918         1,228       -18.55%
                                                           1.90%           384     7.064419         2,714       -18.72%

     Dreyfus Balanced Fund, Inc.
           2002 ....................................       0.95%        16,304     7.732705       126,073       -17.26%
                                                           1.00%        13,565     7.722287       104,751       -17.30%
                                                           1.05%         4,334     7.711891        33,427       -17.35%
                                                           1.10%         6,468     7.701488        49,810       -17.39%
                                                           1.20%         7,086     7.680727        54,424       -17.47%
                                                           1.25%         2,692     7.670357        20,649       -17.51%
                                                           1.30%        90,594     9.154131       829,311       -17.56%
                                                           1.35%         1,244     7.649645         9,514       -17.60%
                                                           1.40%         4,820     7.639302        36,824       -17.64%
                                                           1.45%         2,925     7.628982        22,316       -17.68%
                                                           1.50%           355     7.618639         2,706       -17.72%
                                                           1.55%           555     7.608329         4,224       -17.76%
                                                           1.60%            41     7.598019           310       -17.81%
                                                           1.70%            48     7.577420           367       -17.89%

     Dreyfus Emerging Leaders Fund
           2002 ....................................       0.95%           747     7.267637         5,430       -20.92%
                                                           1.20%         6,460     7.218759        46,633       -21.12%
                                                           1.25%           378     7.209002         2,722       -21.16%

     Dreyfus Premier Third Century Fund, Inc. - Class Z, The
           2002 ....................................       0.95%         2,417     4.574388        11,056       -30.04%
                                                           1.10%           407     4.555901         1,855       -30.15%
                                                           1.20%         6,387     4.543596        29,022       -30.22%
                                                           1.25%        11,267     4.537463        51,123       -30.26%
                                                           1.30%        59,417    14.968630       889,389       -30.29%
                                                           1.35%         2,654     4.525199        12,009       -30.33%
                                                           1.45%         2,324     4.512953        10,488       -30.40%
                                                           1.70%            39     4.482421           175       -30.58%

     Dreyfus S&P 500 Index Fund
           2002 ....................................       1.30%       723,651    20.305178    14,693,857       -23.52%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Evergreen Equity Income Fund - Class I
           2002 ....................................       1.30%        35,669    16.713543       596,162       -13.51%

     Federated Equity Income Fund - Class F Shares
           2002 ....................................       0.95%         1,723     6.092039        10,494       -20.19%
                                                           1.20%         5,798     6.057502        35,120       -20.39%
                                                           1.25%         1,919     6.050613        11,613       -20.43%
                                                           1.35%            47     6.036842           286       -20.51%
                                                           1.40%            60     6.029971           364       -20.55%
                                                           1.50%           277     6.016211         1,668       -20.63%

     Federated High Yield Trust
           2002 ....................................       0.95%         4,584     8.915066        40,863        -0.89%
                                                           1.00%           342     8.903033         3,042        -0.94%
                                                           1.10%         1,900     8.878995        16,873        -1.04%
                                                           1.15%         1,766     8.866994        15,660        -1.09%
                                                           1.20%         6,254     8.855003        55,376        -1.14%
                                                           1.25%         3,806     8.843020        33,653        -1.19%
                                                           1.30%        85,833     8.580012       736,449        -1.24%
                                                           1.35%            20     8.819090           177        -1.29%
                                                           1.40%         4,332     8.807133        38,155        -1.34%
                                                           1.45%           657     8.795198         5,776        -1.39%
                                                           1.50%           298     8.783263         2,614        -1.44%
                                                           1.60%           108     8.759435           943        -1.54%
                                                           1.90%             2     8.688182            13        -1.84%

     Federated Intermediate Income Fund - Institutional Service Class
           2002 ....................................       0.95%         9,390    11.893675       111,686         7.88%
                                                           1.00%           316    11.881316         3,752         7.82%
                                                           1.20%            52    11.827282           614         7.60%
                                                           1.35%            99    11.786844         1,166         7.44%
                                                           1.40%         5,442    11.773383        64,074         7.39%
                                                           1.45%           212    11.759931         2,494         7.33%

     Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
           2002 ....................................       0.95%        13,937    11.761005       163,915         5.91%
                                                           1.05%         2,386    11.729359        27,982         5.81%
                                                           1.10%         7,552    11.713558        88,462         5.75%
                                                           1.20%        19,198    11.682031       224,272         5.65%
                                                           1.25%         2,552    11.666247        29,776         5.59%
                                                           1.30%       134,479    12.871381     1,730,933         5.54%
                                                           1.35%           776    11.634787         9,034         5.49%
                                                           1.40%         1,319    11.619076        15,327         5.43%
                                                           1.45%         1,729    11.603363        20,067         5.38%
                                                           1.55%           289    11.571984         3,341         5.27%
                                                           1.90%            81    11.462628           928         4.90%
                                                           2.05%            45    11.415943           515         4.74%

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*   Units     Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   -------------   --------
     Fidelity(R) Advisor Balanced Fund - Class A
           2002 ....................................       0.95%        30,367     8.384547       254,611        -9.66%
                                                           1.00%           336     8.373255         2,817        -9.71%
                                                           1.05%           717     8.361967         5,996        -9.76%
                                                           1.10%        20,365     8.350706       170,060        -9.80%
                                                           1.20%        16,083     8.328190       133,945        -9.89%
                                                           1.25%         3,581     8.316959        29,787        -9.94%
                                                           1.35%         3,659     8.294516        30,354       -10.03%
                                                           1.40%           198     8.283294         1,638       -10.08%
                                                           1.45%         4,371     8.272082        36,154       -10.12%
                                                           1.50%         1,284     8.260903        10,607       -10.17%
                                                           1.70%            85     8.216216           700       -10.35%

     Fidelity(R) Advisor Balanced Fund - Class T
           2002 ....................................       1.30%        85,330    12.496654     1,066,341       -10.26%

     Fidelity(R) Advisor Equity Growth Fund - Class A
           2002 ....................................       0.95%        60,496     4.909408       297,001       -31.19%
                                                           1.10%         2,605     4.892688        12,745       -31.29%
                                                           1.20%        24,626     4.881553       120,215       -31.36%
                                                           1.25%         3,842     4.876002        18,734       -31.40%
                                                           1.35%            57     4.864881           276       -31.47%
                                                           1.40%         4,722     4.859334        22,946       -31.50%
                                                           1.45%         5,405     4.853795        26,234       -31.54%
                                                           1.50%         1,013     4.848254         4,910       -31.57%
                                                           1.65%           994     4.831652         4,802       -31.68%
                                                           1.70%           222     4.826114         1,069       -31.71%

     Fidelity(R) Advisor Equity Income Fund - Class A
           2002 ....................................       0.95%        96,630     9.041160       873,650       -16.31%
                                                           1.00%           465     9.028990         4,194       -16.35%
                                                           1.05%         2,572     9.016823        23,189       -16.39%
                                                           1.10%        16,425     9.004669       147,906       -16.43%
                                                           1.15%         1,489     8.992544        13,391       -16.48%
                                                           1.20%        36,566     8.980408       328,374       -16.52%
                                                           1.25%        13,171     8.968307       118,120       -16.56%
                                                           1.30%           381     8.956187         3,416       -16.60%
                                                           1.35%         4,577     8.944079        40,939       -16.65%
                                                           1.40%         7,285     8.932000        65,074       -16.69%
                                                           1.45%         7,824     8.919919        69,790       -16.73%
                                                           1.50%         2,370     8.907850        21,108       -16.77%
                                                           1.55%        16,776     8.895791       149,232       -16.81%
                                                           1.60%           221     8.883744         1,963       -16.86%
                                                           1.65%           355     8.871707         3,151       -16.90%
                                                           1.70%            25     8.859694           217       -16.94%
                                                           1.80%             7     8.835658            64       -17.03%
                                                           1.90%            41     8.811685           365       -17.11%

     Fidelity(R) Advisor Equity Income Fund - Class T
           2002 ....................................       1.30%       173,217    14.506340     2,512,751       -16.74%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                   Unit          Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Fidelity(R) Advisor Growth Opportunities Fund - Class A
           2002 ....................................       0.95%        10,343     5.484944         56,733      -23.08%
                                                           1.00%         1,295     5.477554          7,093      -23.12%
                                                           1.10%         2,755     5.462791         15,051      -23.19%
                                                           1.20%        18,727     5.448060        102,027      -23.27%
                                                           1.25%         1,257     5.440694          6,838      -23.31%
                                                           1.35%           960     5.425999          5,211      -23.39%
                                                           1.40%           409     5.418642          2,216      -23.43%
                                                           1.45%         4,685     5.411322         25,352      -23.47%
                                                           1.50%           970     5.404001          5,240      -23.50%
                                                           1.90%            46     5.345586            245      -23.82%

     Fidelity(R) Advisor Growth Opportunities Fund - Class T
           2002 ....................................       1.30%       375,670     9.882801      3,712,674      -23.44%

     Fidelity(R) Advisor High Yield Fund - Class T
           2002 ....................................       0.95%        35,327     8.424851        297,621       -4.94%
                                                           1.00%         1,629     8.413530         13,702       -4.99%
                                                           1.10%           639     8.390860          5,361       -5.08%
                                                           1.15%         1,244     8.379537         10,420       -5.13%
                                                           1.20%         6,650     8.368248         55,648       -5.18%
                                                           1.25%         1,310     8.356954         10,944       -5.23%
                                                           1.30%       174,086    10.878719      1,893,830       -5.26%
                                                           1.35%           782     8.334404          6,520       -5.32%
                                                           1.40%            45     8.323130            378       -5.37%
                                                           1.45%           702     8.311871          5,836       -5.42%
                                                           1.50%           468     8.300627          3,884       -5.47%
                                                           1.70%            88     8.255737            725       -5.66%
                                                           1.90%             8     8.210991             66       -5.85%

     Fidelity(R) Advisor Overseas Fund - Class A
           2002 ....................................       0.95%         2,717     5.744635         15,608      -20.89%
                                                           1.20%         1,558     5.712083          8,901      -21.09%
                                                           1.25%            56     5.705561            320      -21.13%
                                                           1.45%            71     5.679602            404      -21.29%

     Fidelity(R) Asset Manager(TM)
           2002 ....................................       1.30%       242,946    16.774479      4,075,286       -9.25%

     Fidelity(R) Capital & Income Fund
           2002 ....................................       1.30%        12,054    44.643248        538,152       -1.71%

     Fidelity(R) Equity-Income Fund
           2002 ....................................       1.30%       121,343    68.411071      8,301,198      -18.24%

     Fidelity(R) Magellan(R) Fund
           2002 ....................................       1.30%       941,898    21.136094     19,908,044      -24.66%

     Fidelity(R) Puritan(R) Fund
           2002 ....................................       1.30%       455,032    21.817307      9,927,580       -9.11%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
           2002 ....................................       1.30%         2,911    17.364297         50,542        2.10%

                                                         Contract                   Unit          Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
           2002 ....................................       0.95%        73,324    10.191797        747,300      -12.04%
                                                           1.00%         3,568    10.178078         36,312      -12.09%
                                                           1.05%           567    10.164357          5,759      -12.13%
                                                           1.10%        12,391    10.150678        125,782      -12.18%
                                                           1.15%         1,786    10.136982         18,109      -12.22%
                                                           1.20%        34,385    10.123310        348,093      -12.26%
                                                           1.25%        12,553    10.109649        126,911      -12.31%
                                                           1.30%       228,870    11.454096      2,621,497      -12.35%
                                                           1.35%         1,336    10.082366         13,468      -12.40%
                                                           1.40%           260    10.068740          2,616      -12.44%
                                                           1.45%         8,585    10.055126         86,328      -12.49%
                                                           1.50%         1,257    10.041519         12,626      -12.53%
                                                           1.55%           743    10.027932          7,453      -12.58%
                                                           1.60%           261    10.014358          2,613      -12.62%
                                                           1.65%           661    10.000792          6,612      -12.66%
                                                           1.70%           104     9.987213          1,038      -12.71%
                                                           1.80%             6     9.960143             65      -12.80%
                                                           1.90%           123     9.933114          1,222      -12.89%

     Franklin Small Cap Growth Fund I - Class A
           2002 ....................................       0.95%        93,847     4.689230        440,072      -30.25%
                                                           1.00%         5,416     4.682902         25,362      -30.29%
                                                           1.05%         8,492     4.676591         39,715      -30.32%
                                                           1.10%         4,064     4.670272         18,978      -30.36%
                                                           1.20%        35,192     4.657650        163,913      -30.43%
                                                           1.25%        25,389     4.651353        118,095      -30.46%
                                                           1.30%           984     4.645069          4,572      -30.50%
                                                           1.35%         1,118     4.638770          5,188      -30.53%
                                                           1.40%           950     4.632489          4,403      -30.57%
                                                           1.45%         6,378     4.626215         29,507      -30.60%
                                                           1.50%         2,421     4.619942         11,184      -30.64%
                                                           1.55%           317     4.613672          1,463      -30.67%
                                                           1.65%           647     4.601167          2,977      -30.74%
                                                           1.70%           275     4.594917          1,263      -30.78%
                                                           1.80%            14     4.582422             63      -30.85%
                                                           1.90%            45     4.569957            204      -30.92%

     Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
           2002 ....................................       0.95%        11,907    11.615476        138,300       -6.86%
                                                           1.00%           388    11.602290          4,507       -6.90%
                                                           1.10%         2,010    11.575999         23,268       -7.00%
                                                           1.15%           753    11.562834          8,711       -7.05%
                                                           1.20%         8,603    11.549703         99,362       -7.09%
                                                           1.25%         7,334    11.536558         84,612       -7.14%
                                                           1.35%         3,127    11.510327         35,997       -7.23%
                                                           1.40%         4,469    11.497232         51,379       -7.28%
                                                           1.45%         3,239    11.484125         37,199       -7.33%
                                                           1.50%           459    11.471045          5,265       -7.37%
                                                           1.70%            43    11.418764            494       -7.56%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Gartmore Bond Fund - Class D
           2002 ....................................       0.95%        19,274    12.491862        240,774        8.23%
                                                           1.05%         4,977    12.458153         62,004        8.12%
                                                           1.10%           560    12.441326          6,971        8.07%
                                                           1.15%             5    12.424509             56        8.01%
                                                           1.20%         9,298    12.407703        115,364        7.96%
                                                           1.25%         2,642    12.390913         32,739        7.90%
                                                           1.35%         1,032    12.357378         12,747        7.79%
                                                           1.40%            54    12.340635            672        7.74%
                                                           1.45%         1,335    12.323899         16,451        7.68%
                                                           1.50%             1    12.307181             17        7.63%
                                                           1.70%            28    12.240451            339        7.41%
                                                           1.90%            27    12.173950            324        7.19%
                                                           2.05%            13    12.124223            160        7.03%

        Tax qualified
           2002 ....................................       1.30%        39,588    51.926861      2,055,664        7.85%

        Non-tax qualified
           2002 ....................................       1.30%            72    51.704249          3,748        7.85%

     Gartmore Government Bond Fund - Class D
           2002 ....................................       0.95%       139,705    12.919549      1,804,919        9.93%
                                                           1.00%         9,005    12.902158        116,185        9.87%
                                                           1.05%           306    12.884801          3,936        9.81%
                                                           1.10%        18,106    12.867461        232,984        9.76%
                                                           1.20%        22,083    12.832797        283,389        9.65%
                                                           1.25%         1,178    12.815484         15,093        9.59%
                                                           1.30%       290,481    14.993745      4,355,393        9.52%
                                                           1.35%         6,812    12.780933         87,069        9.48%
                                                           1.40%        18,403    12.763660        234,894        9.43%
                                                           1.45%         1,423    12.746420         18,139        9.37%
                                                           1.50%            23    12.729200            291        9.32%
                                                           1.60%           215    12.694775          2,731        9.20%
                                                           1.70%           136    12.660414          1,716        9.09%
                                                           1.90%           103    12.591867          1,294        8.87%

     Gartmore Growth Fund - Class D
           2002 ....................................       1.00%           420     3.717106          1,562      -29.42%
                                                           1.20%        10,587     3.697066         39,141      -29.56%
                                                           1.25%             4     3.692057             13      -29.60%
                                                           1.35%            25     3.682078             93      -29.67%
                                                           1.40%           327     3.677095          1,204      -29.70%
                                                           1.45%         1,324     3.672095          4,863      -29.74%

        Tax qualified
           2002 ....................................       1.30%        19,736    45.598362        899,907      -29.63%

        Non-tax qualified
           2002 ....................................       1.30%           116    48.146131          5,599      -29.63%

                                                          Contract                 Unit         Contract        Total
                                                       Expense Rate*    Units   Fair Value   Owners' Equity   Return**
                                                       -------------   ------   ----------   --------------   --------
     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2002 ....................................       1.20%          480     8.399369         4,033       -13.37%
                                                           1.25%           27     8.393353           224       -13.41%
                                                           1.30%        7,328     8.387312        61,462       -13.45%
                                                           1.50%           39     8.363217           322       -13.63%

     Gartmore ID Aggressive Fund - Service Class
           2002 ....................................       0.95%          162     6.709728         1,088       -19.18%
                                                           1.20%       10,324     6.671685        68,877       -19.38%
                                                           1.25%          276     6.664095         1,842       -19.42%
                                                           1.35%          118     6.648932           787       -19.50%
                                                           1.40%        1,403     6.641350         9,316       -19.54%
                                                           1.45%           88     6.633766           582       -19.58%
                                                           1.50%          306     6.626215         2,027       -19.63%

     Gartmore ID Conservative Fund - Service Class
           2002 ....................................       0.95%       16,013    10.110988       161,909        -0.44%
                                                           1.20%       15,050    10.053757       151,313        -0.69%
                                                           1.30%        1,086    10.030912        10,893        -0.79%
                                                           1.35%           19    10.019506           194        -0.84%
                                                           1.45%           58     9.996699           581        -0.94%

     Gartmore ID Moderate Fund - Service Class
           2002 ....................................       0.95%       27,423     8.231400       225,734       -10.41%
                                                           1.15%        5,336     8.194094        43,722       -10.59%
                                                           1.20%       14,996     8.184771       122,736       -10.64%
                                                           1.25%          794     8.175467         6,493       -10.68%
                                                           1.35%          411     8.156878         3,354       -10.77%
                                                           1.40%        1,003     8.147581         8,171       -10.82%
                                                           1.45%        2,737     8.138293        22,276       -10.86%
                                                           1.50%           20     8.129015           160       -10.91%
                                                           1.75%           74     8.082712           595       -11.14%

     Gartmore ID Moderately Aggressive Fund - Service Class
           2002 ....................................       0.95%        3,932     7.353261        28,916       -15.25%
                                                           1.20%       13,491     7.311587        98,640       -15.46%
                                                           1.35%          568     7.286663         4,138       -15.59%
                                                           1.40%        1,145     7.278356         8,331       -15.63%
                                                           1.45%          198     7.270065         1,442       -15.68%
                                                           1.50%        2,050     7.261770        14,885       -15.72%

     Gartmore ID Moderately Conservative Fund - Service Class
           2002 ....................................       1.20%        1,729     9.156929        15,835        -5.39%
                                                           1.35%        1,127     9.125733        10,286        -5.53%
                                                           1.40%        4,967     9.115334        45,279        -5.58%
                                                           1.45%        1,436     9.104947        13,074        -5.63%

     Gartmore Large Cap Value Fund - Class A
           2002 ....................................       0.95%        7,275     9.043656        65,790       -14.61%
                                                           1.20%        8,903     8.982883        79,971       -14.82%
                                                           1.25%          384     8.970753         3,448       -14.86%
                                                           1.30%       47,077     8.764959       412,626       -14.91%
                                                           1.45%          420     8.922373         3,752       -15.04%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                           1.50%           471     8.910299          4,201      -15.08%
                                                           1.65%           278     8.874148          2,470      -15.21%
                                                           1.90%             2     8.814083             18      -15.43%

     Gartmore Money Market Fund - Prime Shares
           2002 ....................................       1.30%       588,136    23.191202     13,639,591       -0.19%
        Tax qualified
           2002 ....................................       1.30%        44,653    29.202279      1,303,965       -0.19%
        Non-tax qualified
           2002 ....................................       1.30%           830    29.386834         24,405       -0.19%

     Gartmore Money Market Fund - Service Class
           2002 ....................................       0.95%       141,507    10.585603      1,497,936        0.05%
                                                           1.00%         3,157    10.571320         33,376       -0.01%
                                                           1.05%         7,677    10.557043         81,049       -0.06%
                                                           1.10%        44,330    10.542778        467,359       -0.11%
                                                           1.15%        11,682    10.528530        122,997       -0.16%
                                                           1.20%       467,032    10.514290      4,910,506       -0.21%
                                                           1.25%        21,913    10.500062        230,088       -0.26%
                                                           1.30%         3,044    10.485848         31,915       -0.31%
                                                           1.35%        45,798    10.471646        479,583       -0.36%
                                                           1.40%         3,385    10.457452         35,403       -0.41%
                                                           1.45%        16,107    10.443276        168,206       -0.46%
                                                           1.50%         1,150    10.429108         11,996       -0.51%
                                                           1.60%            72    10.400811            750       -0.61%
                                                           1.70%             3    10.372561             35       -0.71%
                                                           1.75%           110    10.358455          1,137       -0.76%
                                                           1.90%           376    10.316209          3,877       -0.91%

     Gartmore Total Return Fund - Class D
           2002 ....................................       0.95%         5,410     6.840342         37,005      -17.92%
                                                           1.00%         1,028     6.831141          7,021      -17.96%
                                                           1.10%         1,194     6.812739          8,132      -18.04%
                                                           1.20%         3,169     6.794368         21,533      -18.12%
                                                           1.25%         1,659     6.785187         11,257      -18.16%
                                                           1.35%           324     6.766860          2,191      -18.25%
                                                           1.40%           216     6.757705          1,458      -18.29%
                                                           1.45%         1,265     6.748557          8,539      -18.33%
                                                           1.50%            22     6.739416            147      -18.37%
                                                           1.65%            89     6.712058            598      -18.50%
                                                           1.90%            --     6.666620              3      -18.70%

        Tax qualified
           2002 ....................................       1.30%        51,953    84.693403      4,400,104      -18.21%
        Non-tax qualified
           2002 ....................................       1.30%            60    88.216785          5,269      -18.21%

     Gartmore Value Opportunities Fund - Class A
           2002 ....................................       0.95%         1,279     9.174929         11,731      -15.18%
                                                           1.20%           516     9.122960          4,708      -15.39%
                                                           1.25%           407     9.112582          3,710      -15.43%
                                                           1.35%           544     9.091861          4,946      -15.52%

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                           1.45%           480    9.071142           4,355      -15.61%
                                                           1.50%           172    9.060817           1,562      -15.65%
                                                           1.60%         1,046    9.040126           9,457      -15.73%

     INVESCO Dynamics Fund - Investor Class
           2002 ....................................       0.95%        92,435    3.797162         350,990      -33.72%
                                                           1.00%         4,448    3.792038          16,868      -33.75%
                                                           1.05%         9,700    3.786927          36,733      -33.79%
                                                           1.10%        26,430    3.781806          99,953      -33.82%
                                                           1.15%         5,722    3.776694          21,609      -33.85%
                                                           1.20%        70,939    3.771594         267,552      -33.89%
                                                           1.25%        26,081    3.766489          98,235      -33.92%
                                                           1.30%       475,070    7.093317       3,369,819      -33.95%
                                                           1.35%         7,410    3.756287          27,833      -33.99%
                                                           1.40%        17,853    3.751191          66,968      -34.02%
                                                           1.45%        15,712    3.746112          58,860      -34.06%
                                                           1.50%         3,259    3.741024          12,192      -34.09%
                                                           1.55%         1,581    3.735960           5,907      -34.12%
                                                           1.60%         1,052    3.730876           3,926      -34.16%
                                                           1.65%           203    3.725817             756      -34.19%
                                                           1.70%           136    3.720751             507      -34.22%

     INVESCO Small Company Growth Fund - Investor Class
           2002 ....................................       0.95%        33,181    4.703304         156,059      -32.04%
                                                           1.00%         1,117    4.696962           5,245      -32.07%
                                                           1.05%         3,471    4.690611          16,282      -32.11%
                                                           1.10%         4,402    4.684280          20,618      -32.14%
                                                           1.20%       181,013    4.671637         845,625      -32.21%
                                                           1.25%         6,267    4.665323          29,235      -32.24%
                                                           1.30%         1,724    4.658997           8,033      -32.28%
                                                           1.35%        45,523    4.652697         211,807      -32.31%
                                                           1.40%         4,772    4.646397          22,172      -32.35%
                                                           1.45%         3,812    4.640107          17,688      -32.38%
                                                           1.50%         1,968    4.633810           9,121      -32.42%
                                                           1.55%           797    4.627524           3,690      -32.45%
                                                           1.60%            87    4.621242             400      -32.48%
                                                           1.65%           118    4.614972             546      -32.52%

     INVESCO Total Return Fund - Investor Class
           2002 ....................................       0.95%         3,436    8.374638          28,775      -13.28%
                                                           1.05%           229    8.352096           1,915      -13.36%
                                                           1.10%         2,084    8.340842          17,381      -13.41%
                                                           1.20%        17,265    8.318370         143,614      -13.50%
                                                           1.25%         8,614    8.307132          71,554      -13.54%
                                                           1.35%         1,088    8.284707           9,010      -13.63%
                                                           1.40%         6,557    8.273516          54,246      -13.67%
                                                           1.45%         4,135    8.262334          34,167      -13.72%
                                                           1.50%           396    8.251159           3,265      -13.76%
                                                           1.55%           191    8.239981           1,574      -13.80%
                                                           1.70%            60    8.206547             491      -13.93%
                                                           2.05%            21    8.128815             170      -14.24%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                   Unit        Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity  Return**
                                                       -------------   -------   ----------   -------------   --------
     Janus Adviser Balanced Fund
           2002 ....................................       0.95%        68,954     8.533019       588,386       -7.46%
                                                           1.00%         3,069     8.523335        26,155       -7.50%
                                                           1.10%         5,021     8.503980        42,697       -7.60%
                                                           1.20%        10,338     8.484687        87,718       -7.69%
                                                           1.25%         4,602     8.475036        39,001       -7.74%
                                                           1.30%           434     8.465394         3,670       -7.78%
                                                           1.35%         1,268     8.455757        10,720       -7.83%
                                                           1.40%         3,662     8.446123        30,929       -7.88%
                                                           1.45%         7,799     8.436499        65,795       -7.92%
                                                           1.50%         1,684     8.426889        14,194       -7.97%
                                                           1.65%           713     8.398088         5,988       -8.11%
                                                           1.70%            26     8.388485           221       -8.16%

     Janus Adviser International Fund
           2002 ....................................       1.05%           991     5.019740         4,976      -26.40%
                                                           1.20%         4,398     5.002626        22,000      -26.52%
                                                           1.25%         1,020     4.996933         5,095      -26.55%
                                                           1.30%           524     4.991247         2,614      -26.59%
                                                           1.35%            19     4.985550            95      -26.63%
                                                           1.40%           737     4.979866         3,669      -26.66%
                                                           1.45%           271     4.974186         1,348      -26.70%

     Janus Adviser Worldwide Fund
           2002 ....................................       0.95%        42,954     5.064214       217,530      -26.71%
                                                           1.00%         3,632     5.058464        18,372      -26.74%
                                                           1.05%         9,263     5.052724        46,803      -26.78%
                                                           1.10%        11,837     5.046978        59,744      -26.82%
                                                           1.15%         1,005     5.041229         5,066      -26.85%
                                                           1.20%        49,807     5.035497       250,805      -26.89%
                                                           1.25%        35,553     5.029762       178,822      -26.93%
                                                           1.30%           983     5.024026         4,939      -26.96%
                                                           1.35%         7,342     5.018307        36,845      -27.00%
                                                           1.40%         9,402     5.012580        47,130      -27.04%
                                                           1.45%        15,457     5.006864        77,389      -27.08%
                                                           1.50%           804     5.001147         4,022      -27.11%
                                                           1.55%            54     4.995444           269      -27.15%
                                                           1.65%           682     4.984020         3,400      -27.22%
                                                           1.70%           378     4.978320         1,882      -27.26%
                                                           1.90%           278     4.955552         1,376      -27.41%

     Janus Fund
           2002 ....................................       0.95%       101,949     4.191664       427,335      -28.25%
                                                           1.00%         3,587     4.186010        15,016      -28.29%
                                                           1.05%         5,469     4.180365        22,862      -28.32%
                                                           1.10%        36,473     4.174718       152,266      -28.36%
                                                           1.15%         2,325     4.169080         9,693      -28.40%
                                                           1.20%        75,667     4.163448       315,036      -28.43%
                                                           1.25%        36,623     4.157816       152,272      -28.47%
                                                           1.30%       641,639    12.763024     8,189,256      -28.51%

                                                          Contract                    Unit        Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                           1.35%           6,821     4.146575         28,285      -28.54%
                                                           1.40%           4,611     4.140942         19,093      -28.58%
                                                           1.45%          10,141     4.135334         41,935      -28.61%
                                                           1.50%             924     4.129733          3,814      -28.65%
                                                           1.55%             392     4.124129          1,616      -28.69%
                                                           1.65%             185     4.112933            761      -28.76%
                                                           1.70%              85     4.107350            350      -28.80%
                                                           1.90%             109     4.085043            444      -28.94%
                                                           2.05%               9     4.068352             36      -29.05%

     Janus Twenty Fund
           2002 ....................................       0.95%         164,145     3.630109        595,866      -24.74%
                                                           1.00%           1,407     3.625210          5,099      -24.78%
                                                           1.05%          18,424     3.620325         66,700      -24.82%
                                                           1.10%          30,261     3.615432        109,406      -24.86%
                                                           1.15%          14,865     3.610550         53,672      -24.90%
                                                           1.20%         153,274     3.605667        552,653      -24.93%
                                                           1.25%          61,727     3.600786        222,266      -24.97%
                                                           1.30%       1,023,407    18.399796     18,830,481      -25.01%
                                                           1.35%          11,506     3.591050         41,318      -25.05%
                                                           1.40%           5,608     3.586193         20,111      -25.09%
                                                           1.45%          16,466     3.581326         58,970      -25.12%
                                                           1.50%           2,840     3.576470         10,158      -25.16%
                                                           1.55%             424     3.571623          1,513      -25.20%
                                                           1.60%             335     3.566774          1,193      -25.24%
                                                           1.65%              15     3.561920             54      -25.28%
                                                           1.70%             218     3.557091            774      -25.31%
                                                           1.90%             324     3.537769          1,145      -25.47%

     Janus Worldwide Fund
           2002 ....................................       0.95%          11,060     4.407161         48,744      -26.72%
                                                           1.00%           1,174     4.401223          5,167      -26.76%
                                                           1.05%           1,229     4.395283          5,403      -26.79%
                                                           1.10%             569     4.389340          2,498      -26.83%
                                                           1.20%           3,262     4.377496         14,281      -26.90%
                                                           1.25%          15,774     4.371576         68,955      -26.94%
                                                           1.30%         829,941    11.277094      9,359,320      -26.98%
                                                           1.45%             978     4.347960          4,252      -27.09%
                                                           1.50%             440     4.342071          1,911      -27.13%

     Lazard Small Cap Portfolio - Open Shares
           2002 ....................................       0.95%           9,038    10.217966         92,347      -18.60%
                                                           1.10%           2,223    10.176738         22,627      -18.73%
                                                           1.20%          78,755    10.149285        799,312      -18.81%
                                                           1.25%           2,530    10.135587         25,640      -18.85%
                                                           1.30%         138,568    11.248436      1,558,669      -18.89%
                                                           1.35%          22,032    10.108230        222,708      -18.93%
                                                           1.40%              32    10.094567            322      -18.98%
                                                           1.45%           1,886    10.080904         19,014      -19.02%
                                                           1.50%             234    10.067278          2,354      -19.06%
                                                           1.60%              40    10.040030            403      -19.14%
                                                           1.90%             126     9.958531          1,251      -19.39%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                          Contract                 Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     MFS(R) Strategic Income Fund - Class A
           2002 ....................................       1.30%        39,645    10.725862      425,225         5.99%

     Nationwide(R) Bond Index Fund - Class A
           2002 ....................................       0.95%         1,369    12.086750       16,545         8.41%
                                                           1.10%           559    12.047175        6,739         8.25%
                                                           1.20%         5,178    12.019737       62,239         8.14%
                                                           1.25%           679    12.006035        8,156         8.09%
                                                           1.35%           354    11.978635        4,242         7.98%
                                                           1.45%           394    11.951293        4,707         7.87%

     Nationwide(R) International Index Fund - Class A
           2002 ....................................       1.10%           218     6.011435        1,311       -18.61%
                                                           1.20%           139     5.997772          831       -18.69%
                                                           1.35%             8     5.977297           48       -18.81%
                                                           1.45%           163     5.963672          974       -18.90%
                                                           1.90%            36     5.902573          213       -19.27%

     Nationwide(R) Large Cap Growth Fund - Class A
           2002 ....................................       1.20%         3,144     4.150639       13,048       -29.13%
                                                           1.25%           865     4.145029        3,585       -29.17%
                                                           1.30%        28,290     5.634947      159,412       -29.21%
                                                           1.45%         9,238     4.122642       38,083       -29.31%

     Nationwide(R) Mid Cap Market Index Fund - Class A
           2002 ....................................       0.95%        11,511     7.988701       91,959       -16.08%
                                                           1.10%        10,456     7.961508       83,245       -16.21%
                                                           1.20%         7,539     7.943422       59,888       -16.29%
                                                           1.25%           403     7.934376        3,200       -16.33%
                                                           1.35%           357     7.916317        2,823       -16.42%
                                                           1.40%            55     7.907285          432       -16.46%
                                                           1.45%         1,428     7.898272       11,280       -16.50%
                                                           1.60%         1,188     7.871263        9,353       -16.63%
                                                           1.90%             5     7.817383           36       -16.89%

     Nationwide(R) S&P 500 Index Fund - Service Class
           2002 ....................................       0.95%        80,721     5.965991      481,582       -23.41%
                                                           1.00%         7,857     5.957958       46,812       -23.45%
                                                           1.05%         3,458     5.949936       20,575       -23.49%
                                                           1.10%        20,354     5.941904      120,944       -23.52%
                                                           1.20%       117,936     5.925868      698,874       -23.60%
                                                           1.25%        26,252     5.917876      155,356       -23.64%
                                                           1.30%        90,595     6.956820      630,253       -23.68%
                                                           1.35%         9,278     5.901883       54,759       -23.72%
                                                           1.40%           376     5.893888        2,217       -23.76%
                                                           1.45%        12,044     5.885925       70,892       -23.80%
                                                           1.50%         3,032     5.877957       17,823       -23.83%
                                                           1.55%           896     5.869992        5,259       -23.87%
                                                           1.60%           334     5.862041        1,960       -23.91%
                                                           1.65%           549     5.854072        3,216       -23.95%
                                                           1.80%           782     5.830266        4,560       -24.07%
                                                           2.05%            13     5.790721           77       -24.26%

                                                        Contract                   Unit         Contract        Total
                                                      Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                      -------------   -------   ----------   --------------   --------
     Nationwide(R) Small Cap Fund - Class A
           2002 ...................................       0.95%         1,047     7.937781          8,315      -19.32%
                                                          1.00%           301     7.927100          2,383      -19.36%
                                                          1.10%         1,024     7.905738          8,096      -19.44%
                                                          1.20%         4,185     7.884425         32,994      -19.53%
                                                          1.25%           473     7.873769          3,722      -19.57%
                                                          1.30%        66,028     9.740635        643,157      -19.61%
                                                          1.35%           111     7.852499            871      -19.65%
                                                          1.40%            67     7.841882            528      -19.69%
                                                          1.45%           891     7.831264          6,980      -19.73%

     Nationwide(R) Small Cap Index Fund - Class A
           2002 ...................................       0.95%           901     7.472028          6,734      -21.69%
                                                          1.10%           658     7.446591          4,900      -21.81%
                                                          1.20%         3,723     7.429682         27,658      -21.89%
                                                          1.25%           579     7.421210          4,300      -21.93%
                                                          1.35%           113     7.404320            839      -22.01%
                                                          1.40%            35     7.395876            261      -22.05%
                                                          1.45%           839     7.387440          6,199      -22.09%
                                                          1.50%           323     7.379022          2,380      -22.13%

     Neuberger Berman EF - Guardian Fund - Investor Class Shares
           2002 ...................................       1.30%       241,595    12.661621      3,058,980      -26.71%

     Neuberger Berman EF - Partners Fund - Investor Class Shares
           2002 ...................................       1.30%       209,534    18.698477      3,917,971      -25.80%

     Neuberger Berman ET - Genesis Fund - Trust Class Shares
           2002 ...................................       0.95%        58,565    12.648346        740,751       -3.92%
                                                          1.00%         2,580    12.631332         32,584       -3.96%
                                                          1.05%            89    12.614331          1,120       -4.01%
                                                          1.10%        10,076    12.597330        126,932       -4.06%
                                                          1.15%           380    12.580349          4,776       -4.11%
                                                          1.20%        45,850    12.563388        576,027       -4.16%
                                                          1.25%         7,872    12.546432         98,771       -4.21%
                                                          1.30%       367,708    13.175921      4,844,886       -4.26%
                                                          1.35%         1,798    12.512564         22,497       -4.30%
                                                          1.40%         6,569    12.495669         82,089       -4.35%
                                                          1.45%         2,895    12.478777         36,126       -4.40%
                                                          1.50%           374    12.461902          4,665       -4.45%
                                                          1.55%         1,906    12.445027         23,717       -4.50%
                                                          1.60%           272    12.428175          3,384       -4.55%
                                                          1.65%           222    12.411341          2,749       -4.60%
                                                          1.90%            24    12.327366            301       -4.84%

     Neuberger Berman ET - Guardian Fund - Trust Class Shares
           2002 ...................................       0.95%         1,899     6.689081         12,701      -26.61%
                                                          1.00%           461     6.680076          3,081      -26.65%
                                                          1.10%         5,384     6.662086         35,867      -26.72%
                                                          1.20%        27,557     6.644112        183,091      -26.80%
                                                          1.25%           567     6.635151          3,762      -26.83%
                                                          1.35%         1,089     6.617226          7,204      -26.91%
                                                          1.40%            52     6.608278            345      -26.95%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                  Unit         Contract       Total
                                                      Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                      -------------   -------   ----------   --------------   --------
                                                          1.45%         1,590     6.599329         10,495      -26.98%
                                                          1.50%            50     6.590402            331      -27.02%
                                                          1.55%           358     6.581467          2,359      -27.06%

     Neuberger Berman ET - Partners Fund - Trust Class Shares
           2002 ...................................       0.95%         4,765     7.241845         34,504      -25.62%
                                                          1.10%           118     7.212602            848      -25.73%
                                                          1.20%        12,228     7.193149         87,956      -25.81%
                                                          1.25%         2,316     7.183433         16,639      -25.85%
                                                          1.35%           255     7.164027          1,825      -25.92%
                                                          1.45%           726     7.144661          5,187      -26.00%
                                                          1.90%            49     7.057890            343      -26.34%

     Neuberger Berman Limited Maturity Bond Fund(R) -  Investor Class Shares
           2002 ...................................       1.30%        89,370    14.139142      1,263,616        3.74%

     Oppenheimer Capital Appreciation Fund A
           2002 ...................................       0.95%        45,178     5.749369        259,742      -26.96%
                                                          1.00%         3,263     5.742842         18,738      -27.00%
                                                          1.05%           762     5.736313          4,370      -27.03%
                                                          1.10%         7,238     5.729798         41,471      -27.07%
                                                          1.20%        19,628     5.716764        112,209      -27.14%
                                                          1.25%         6,166     5.710251         35,209      -27.18%
                                                          1.30%           229     5.703747          1,307      -27.22%
                                                          1.35%         1,093     5.697232          6,225      -27.26%
                                                          1.40%         5,849     5.690742         33,286      -27.29%
                                                          1.45%         5,466     5.684252         31,068      -27.33%
                                                          1.50%         1,775     5.677765         10,077      -27.37%
                                                          1.60%           183     5.664808          1,037      -27.44%
                                                          1.65%         1,505     5.658328          8,518      -27.48%
                                                          1.70%            38     5.651848            214      -27.51%
                                                          1.75%            80     5.645379            450      -27.55%
                                                          1.80%            11     5.638922             62      -27.59%

     Oppenheimer Global Fund A
           2002 ...................................       0.95%       121,801     6.392280        778,588      -23.19%
                                                          1.00%         4,982     6.383684         31,806      -23.22%
                                                          1.05%         9,256     6.375066         59,009      -23.26%
                                                          1.10%        29,241     6.366472        186,160      -23.30%
                                                          1.20%        77,741     6.349286        493,603      -23.38%
                                                          1.25%        17,227     6.340718        109,229      -23.42%
                                                          1.30%       357,325    25.805611      9,220,986      -23.46%
                                                          1.35%         5,325     6.323592         33,675      -23.50%
                                                          1.40%         9,149     6.315036         57,775      -23.54%
                                                          1.45%         9,794     6.306488         61,766      -23.57%
                                                          1.50%         1,264     6.297940          7,960      -23.61%
                                                          1.55%           893     6.289410          5,616      -23.65%
                                                          1.60%         1,208     6.280888          7,589      -23.69%
                                                          1.65%           177     6.272374          1,111      -23.73%

                                                        Contract                   Unit         Contract       Total
                                                      Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                      -------------   -------   ----------   --------------   --------
                                                          1.70%           174     6.263850          1,090      -23.77%
                                                          1.75%            71     6.255345            443      -23.81%
                                                          1.90%           244     6.229871          1,520      -23.92%

     Oppenheimer Strategic Income Fund - Class A
           2002 ...................................       1.20%         2,096    10.696998         22,424        5.56%
                                                          1.25%         2,117    10.684842         22,619        5.51%
                                                          1.35%         1,907    10.660557         20,331        5.40%
                                                          1.40%         2,264    10.648421         24,108        5.35%
                                                          1.45%           564    10.636303          5,997        5.30%

     Phoenix-Oakhurst Balanced Fund - Class A
           2002 ...................................       1.30%        48,209    15.717371        757,712      -12.71%

     PIMCO Total Return Fund - Class A
           2002 ...................................       0.95%        35,184    12.229484        430,282        8.60%
                                                          1.00%         1,054    12.217012         12,882        8.55%
                                                          1.10%        42,453    12.189216        517,463        8.44%
                                                          1.15%         2,092    12.175323         25,466        8.38%
                                                          1.20%        24,697    12.161454        300,350        8.33%
                                                          1.25%         9,495    12.147584        115,341        8.27%
                                                          1.30%         5,596    12.133719         67,899        8.22%
                                                          1.35%         2,298    12.119873         27,856        8.16%
                                                          1.40%         2,269    12.106032         27,464        8.11%
                                                          1.45%         6,478    12.092198         78,329        8.05%
                                                          1.50%         4,863    12.078384         58,732        8.00%
                                                          1.55%         8,321    12.064559        100,392        7.94%
                                                          1.60%         2,034    12.050755         24,506        7.89%
                                                          1.65%            88    12.036963          1,056        7.83%
                                                          1.80%           473    11.995613          5,673        7.67%

     Strong Advisor Common Stock Fund - Class Z
           2002 ...................................       0.95%        61,205     7.483525        458,029      -20.03%
                                                          1.00%         1,995     7.473439         14,911      -20.07%
                                                          1.05%         1,661     7.463365         12,396      -20.11%
                                                          1.10%        14,016     7.453287        104,467      -20.15%
                                                          1.20%        24,279     7.433182        180,471      -20.23%
                                                          1.25%        13,445     7.423148         99,806      -20.27%
                                                          1.30%       179,423    10.880293      1,952,174      -20.31%
                                                          1.35%           731     7.403099          5,414      -20.35%
                                                          1.40%           353     7.393089          2,613      -20.39%
                                                          1.45%         6,647     7.383083         49,077      -20.43%
                                                          1.50%         1,122     7.373079          8,275      -20.47%
                                                          1.60%           146     7.353115          1,074      -20.56%
                                                          1.70%           165     7.333170          1,212      -20.64%
                                                          1.90%           119     7.293418            867      -20.80%

     Strong Advisor Mid Cap Growth Fund - Class Z
           2002 ...................................       0.95%         2,020     3.268295          6,601      -38.32%
                                                          1.10%           277     3.257163            903      -38.41%
                                                          1.20%        13,626     3.249735         44,281      -38.47%
                                                          1.25%         2,153     3.246034          6,987      -38.50%
                                                          1.45%           313     3.231230          1,013      -38.63%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                   Unit        Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity    Return**
                                                       -------------   -------   ----------   --------------   ---------
     Strong Growth and Income Fund
           2002 ....................................       0.95%         1,352    5.348645            7,230     -22.57%
                                                           1.20%        14,906    5.318296           79,273     -22.77%
                                                           1.25%           581    5.312256            3,088     -22.81%
                                                           1.35%           302    5.300150            1,599     -22.89%
                                                           1.45%         1,370    5.288064            7,244     -22.97%

     Strong Large Cap Growth Fund
           2002 ....................................       1.30%       109,741   16.694016        1,832,011     -30.81%

     Templeton Foreign Fund - Class A
           2002 ....................................       0.95%        60,759    8.647111          525,394      -9.51%
                                                           1.00%         1,367    8.635471           11,803      -9.56%
                                                           1.05%           333    8.623830            2,871      -9.60%
                                                           1.10%         5,568    8.612202           47,957      -9.65%
                                                           1.20%        25,404    8.588987          218,197      -9.74%
                                                           1.25%         1,070    8.577393            9,176      -9.79%
                                                           1.30%       289,768   13.671456        3,961,556      -9.83%
                                                           1.35%         2,260    8.554226           19,335      -9.88%
                                                           1.40%         7,101    8.542655           60,658      -9.92%
                                                           1.45%         4,130    8.531093           35,231      -9.97%
                                                           1.50%            94    8.519550              804     -10.02%
                                                                                               ------------

     2002 Reserves for annuity contracts in payout phase: .................................          76,586
                                                                                               ------------
     2002 Contract owners' equity .........................................................    $261,873,293
                                                                                               ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                   Contract                                                    Investment
                                   Expense                       Unit           Contract         Income           Total
                                    Rate*         Units       Fair Value      Owners' Equity      Ratio**       Return***
                                -------------   ---------   ---------------   --------------   ----------   -----------------
     American Century Growth Fund - Investor Class
        2002 ................   0.95% to 1.70%    202,293   $ 4.62 to 57.97    $ 7,497,188        0.00%     -27.39% to -26.83%
        2001 ................   0.95% to 1.70%    195,078     6.37 to 79.51     11,383,722        0.00%     -20.06% to -19.45%
        2000 ................   0.95% to 1.65%    186,166     7.97 to 99.06     14,987,298        0.00%     -20.31% to -15.81%(a)
        1999 ................       1.30%         153,919      117.67           18,111,321        0.00%          32.93%
        1998 ................       1.30%         150,519       88.52           13,323,655        0.00%          34.99%

     American Century Income & Growth Fund - Advisor Class
        2002 ................   0.95% to 1.90%    202,500     6.28 to  6.44      1,297,583        1.21%     -21.13% to -20.37%
        2001 ................   0.95% to 1.70%    147,837     7.99 to  8.09      1,192,789        0.89%     -10.20% to  -9.51%
        2000 ................   0.95% to 1.50%     67,190     8.91 to  8.94        600,044        0.68%     -10.93% to -10.60%(a)(b)

     American Century Income & Growth Fund - Investor Class
        2002 ................       1.30%         459,146       13.05            5,992,253        1.31%         -20.42%
        2001 ................       1.30%         524,128       16.40            8,595,867        1.04%          -9.57%
        2000 ................       1.30%         539,511       18.14            9,784,698        0.92%         -11.69%
        1999 ................       1.30%         534,684       20.54           10,981,114        1.10%          16.42%
        1998 ................       1.30%         397,026       17.64            7,003,742        1.45%          25.98%

     American Century International Growth Fund - Advisor Class
        2002 ................   0.95% to 1.90%     47,760     4.89 to  5.02        238,617        0.67%     -21.01% to -20.24%
        2001 ................   0.95% to 1.50%     27,565     6.24 to  6.29        173,061        0.17%     -28.10% to -27.69%
        2000 ................   0.95% to 1.45%     13,960     8.67 to  8.70        121,449        0.00%     -13.25% to -12.96%(a)(b)

     American Century International Growth Fund - Investor Class
        2002 ................       1.30%         109,800       14.44            1,585,693        0.71%         -20.30%
        2001 ................       1.30%         123,761       18.12            2,242,470        0.32%         -27.75%
        2000 ................       1.30%         123,327       25.08            3,092,787        0.00%         -16.11%
        1999 ................       1.30%          67,212       29.89            2,009,150        0.05%          62.31%
        1998 ................       1.30%          48,212       18.42              887,916        0.22%          17.46%

     American Century Short-Term Government Fund - Investor Class
        2002 ................   0.95% to 1.90%    209,853    11.40 to 27.03      4,038,133        3.13%       3.24% to 4.24%
        2001 ................   0.95% to 1.70%    111,419    11.08 to 26.02      2,321,700        4.03%       5.32% to 6.13%
        2000 ................   0.95% to 1.35%    110,313    10.54 to 24.61      2,598,444        5.45%       5.45% to 6.39%(a)
        1999 ................       1.30%          87,493       23.13            2,023,943        6.00%           0.52%
        1998 ................       1.30%         131,664       23.01            3,029,890        5.35%           4.66%

     American Century Ultra(R) Fund - Investor Class
        2002 ................   0.95% to 1.90%  1,204,587     5.03 to 15.72     15,470,323        0.24%     -24.61% to -23.88%
        2001 ................   0.95% to 1.80%  1,276,469     6.68 to 20.73     22,547,669        0.00%     -16.16% to -15.43%
        2000 ................   0.95% to 1.65%  1,260,444     7.98 to 24.60     27,643,558        0.00%     -20.95% to -19.87%(b)
        1999 ................       1.30%         958,510       31.12           29,824,155        0.00%          39.63%
        1998 ................       1.30%         784,677       22.28           17,486,224        0.00%          32.80%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                 Investment
                                    Expense                     Unit           Contract        Income          Total
                                     Rate*        Units      Fair Value     Owners' Equity      Ratio**        Return***
                                 -------------   -------   --------------   --------------   ----------   ------------------
     Credit Suisse Emerging Growth Fund - Common Shares
        2002 .................       1.30%       263,436        9.18          2,418,674         0.00%           -31.07%
        2001 .................       1.30%       317,127       13.32          4,224,008         0.00%           -25.80%
        2000 .................       1.30%       339,409       17.95          6,092,533         0.00%           -13.17%
        1999 .................       1.30%       288,739       20.67          5,968,882         0.00%            39.97%
        1998 .................       1.30%       338,034       14.77          4,992,592         0.00%             4.45%

     Credit Suisse Global Fixed Income Fund - Common Shares
        2002 .................       1.30%        50,344       12.38            623,027         9.19%             8.79%
        2001 .................       1.30%        16,666       11.38            189,593         4.44%             1.83%
        2000 .................       1.30%        15,052       11.17            168,162         8.93%             5.85%
        1999 .................       1.30%         5,420       10.55             57,203         3.26%            -0.91%
        1998 .................       1.30%        14,079       10.65            149,963         4.61%             6.52%(a)(b)

     Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class
        2002 .................       1.30%        28,131       10.06            282,951        11.51%            -0.82%
        2001 .................       1.30%        39,799       10.14            403,604        11.97%            -8.93%
        2000 .................       1.30%        57,457       11.14            639,794        11.51%           -21.83%
        1999 .................       1.30%        79,605       14.24          1,133,963        11.06%            -4.47%
        1998 .................       1.30%        73,489       14.91          1,095,862        10.12%            -2.85%

     Dreyfus A Bonds Plus, Inc.
        2002 .................       1.30%       228,069       14.43          3,290,077         4.63%             6.48%
        2001 .................       1.30%       202,272       13.55          2,740,365         6.72%             3.23%
        2000 .................       1.30%       157,768       13.12          2,070,621         5.85%             8.81%
        1999 .................       1.30%       160,276       12.06          1,933,180         6.26%             0.44%
        1998 .................       1.30%       174,256       12.01          2,092,501         5.88%             1.35%

     Dreyfus Appreciation Fund, Inc.
        2002 .................   0.95% to 1.90%  345,694    7.06 to 10.00     3,081,601         0.89%     -18.72% to -17.93%
        2001 .................   0.95% to 1.70%  310,248    8.72 to 12.22     3,342,317         0.85%     -12.28% to -11.60%
        2000 .................   0.95% to 1.45%  225,503    9.96 to 13.88     2,880,685         0.70%      -0.42% to   0.49%(a)
        1999 .................       1.30%       156,211       13.81          2,157,476         0.75%             8.54%
        1998 .................       1.30%        56,370       12.72            717,296         1.04%            27.25%(a)(b)

     Dreyfus Balanced Fund, Inc.
        2002 .................   0.95% to 1.70%  151,031    7.58 to  9.15     1,294,706         2.16%     -17.89% to -17.26%
        2001 .................   0.95% to 1.70%  150,473    9.23 to 11.10     1,544,987         2.63%      -6.09% to  -5.37%
        2000 .................   0.95% to 1.45%  101,028    9.84 to 11.78     1,125,660         2.48%      -1.56% to   0.65%(a)
        1999 .................       1.30%        29,698       11.70            347,446         2.76%             8.77%
        1998 .................       1.30%        14,859       10.76            159,816         3.80%             7.56%(a)(b)

     Dreyfus Emerging Leaders Fund
        2002 .................   0.95% to 1.25%    7,585   7.21 to   7.27        54,785         0.00%     -21.16% to -20.92%
        2001 .................   0.95% to 1.25%    8,292   9.14 to   9.19        75,926         0.00%     -11.04% to -10.77%
        2000 .................   0.95% to 1.25%    7,486   10.28 to 10.30        76,996         0.00%       2.79% to   3.00%(a)(b)

     Dreyfus Premier Third Century Fund, Inc. - Class Z, The
        2002 .................   0.95% to 1.70%   84,912    4.48 to 14.97     1,005,117         0.00%     -30.58% to -30.04%
        2001 .................   0.95% to 1.70%  128,466    6.46 to 21.47     1,894,868         0.00%     -25.02% to -24.45%
        2000 .................   0.95% to 1.45%  117,698    8.63 to 28.52     2,454,986         0.70%     -14.03% to -13.45%(b)
        1999 .................       1.30%        59,207       33.18          1,964,378         0.00%            28.47%
        1998 .................       1.30%        41,708       25.83          1,077,131         0.00%            28.48%

                                    Contract                                                  Investment
                                    Expense                      Unit           Contract       Income            Total
                                     Rate*         Units      Fair Value     Owners' Equity    Ratio**         Return***
                                 --------------   -------   --------------   --------------   ----------   ---------------
     Dreyfus S&P 500 Index Fund
        2002 .................        1.30%       723,651       20.31          14,693,857        0.99%         -23.52%
        2001 .................        1.30%       789,038       26.55          20,949,067        0.88%         -13.51%
        2000 .................        1.30%       746,793       30.70          22,925,025        0.78%         -10.74%
        1999 .................        1.30%       692,394       34.39          23,813,192        0.96%          18.69%
        1998 .................        1.30%       429,513       28.98          12,445,816        1.20%          26.42%

     Evergreen Equity Income Fund - Class I
        2002 .................        1.30%        35,669       16.71             596,162        2.57%         -13.51%
        2001 .................        1.30%        37,440       19.32             723,486        2.93%          -6.61%
        2000 .................        1.30%        69,614       20.69           1,440,452        4.25%           5.78%
        1999 .................        1.30%        72,494       19.56           1,418,098        4.96%          14.85%
        1998 .................        1.30%        75,243       17.03           1,281,506        4.43%          -2.08%

     Federated Equity Income Fund - Class F Shares
        2002 .................   0.95% to 1.50%     9,824    6.02 to 6.09          59,545        1.40%      -20.63% to -20.19%
        2001 .................   1.20% to 1.50%     4,072    7.58 to 7.61          30,976        2.25%      -12.64% to -12.37%

     Federated High Yield Trust
        2002 .................   0.95% to 1.90%   109,902    8.58 to 8.92         949,594       10.16%       -1.84% to  -0.89%
        2001 .................   0.95% to 1.60%    58,130    8.69 to 9.00         507,289       13.04%       -3.46% to  -2.82%
        2000 .................   0.95% to 1.45%    56,362    8.97 to 9.26         508,656       11.84%      -10.66% to  -7.44%(b)
        1999 .................        1.30%        49,637       10.04             498,493        8.80%           0.67%
        1998 .................        1.30%        49,055        9.98             489,378        4.39%          -0.24%

     Federated Intermediate Income Fund - Institutional Service Class
        2002 .................   0.95% to 1.45%    15,511   11.76 to 11.89        183,786        4.85%        7.33% to   7.88%
        2001 .................   0.95% to 1.00%     8,388   11.02 to 11.03         92,479        5.55%        6.30% to   6.36%

     Federated Investment Series Funds, Inc.- Federated Bond Fund - Class F
        2002 .................   0.95% to 2.05%   184,343   11.42 to 12.87      2,314,552        6.83%        4.74% to   5.91%
        2001 .................   0.95% to 1.90%   164,544   10.93 to 12.20      1,961,012        8.14%        5.27% to   6.30%
        2000 .................   0.95% to 1.45%   129,296   10.41 to 11.51      1,466,071        8.57%        3.44% to   4.46%(b)
        1999 .................        1.30%       139,182       11.13           1,549,200        7.48%          -3.61%
        1998 .................        1.30%       104,392       11.55           1,205,464        8.02%           4.25%

     Fidelity(R) Advisor Balanced Fund - Class A
        2002 .................   0.95% to 1.70%    81,046    8.22 to 8.38         676,669        2.76%      -10.35% to  -9.66%
        2001 .................   0.95% to 1.70%    71,335    9.16 to 9.28         660,892        3.11%       -3.40% to  -2.66%
        2000 .................   0.95% to 1.60%    28,454    9.49 to 9.54         271,045        2.86%       -5.06% to  -4.65%(a)(b)

     Fidelity(R) Advisor Balanced Fund - Class T
        2002 .................        1.30%        85,330       12.50           1,066,341        2.31%         -10.26%
        2001 .................        1.30%        86,449       13.92           1,203,797        2.61%          -3.19%
        2000 .................        1.30%        79,760       14.38           1,147,302        2.49%          -6.93%
        1999 .................        1.30%        86,087       15.46           1,330,505        2.54%           3.14%
        1998 .................        1.30%        31,056       14.98             465,370        3.59%          13.95%

     Fidelity(R) Advisor Equity Growth Fund - Class A
        2002 .................   0.95% to 1.70%   103,982    4.83 to 4.91        508,932         0.00%     -31.71% to  -31.19%
        2001 .................   0.95% to 1.70%    51,875    7.07 to 7.13        369,764         0.00%     -19.35% to  -18.73%

     Fidelity(R) Advisor Equity Income Fund - Class A
        2002 .................   0.95% to 1.90%   207,180    8.81 to 9.04      1,864,143         0.99%     -17.11% to  -16.31%
        2001 .................   0.95% to 1.70%   116,878   10.67 to 10.80     1,260,302         0.90%      -3.88% to   -3.14%
        2000 .................        1.30%            46       11.13                512         0.87%           7.93%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                 Investment
                                    Expense                     Unit           Contract        Income           Total
                                     Rate*        Units      Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   -------   --------------   --------------   ----------   -----------------
     Fidelity(R) Advisor Equity Income Fund - Class T
           2002 ..............       1.30%       173,217        14.51          2,512,751        0.68%          -16.74%
           2001 ..............       1.30%       145,153        17.42          2,528,949        0.58%           -3.70%
           2000 ..............   0.95% to 1.45%  137,238   11.12 to 18.09      2,324,827        1.21%      11.16% to  11.53%(a)(b)
           1999 ..............       1.30%       122,013        16.76          2,045,287        0.59%            1.87%
           1998 ..............       1.30%       103,814        16.46          1,708,319        0.69%           14.63%

     Fidelity(R) Advisor Growth Opportunities Fund - Class A
           2002 ..............   0.95% to 1.90%  41,447     5.35 to  5.48        226,006        0.90%     -23.82% to -23.08%
           2001 ..............   0.95% to 1.80%  28,345     7.03 to  7.13        201,522        0.94%     -16.56% to -15.83%
           2000 ..............   0.95% to 1.45%  18,842     8.44 to  8.47        159,487        0.00%     -15.57% to -15.29%(a)(b)

     Fidelity(R) Advisor Growth Opportunities Fund - Class T
           2002 ..............       1.30%       375,670         9.88          3,712,674        0.44%          -23.44%
           2001 ..............       1.30%       414,206        12.91          5,347,103        0.58%          -16.25%
           2000 ..............       1.30%       443,491        15.41          6,835,757        0.00%          -19.31%
           1999 ..............       1.30%       488,519        19.10          9,331,374        0.79%            2.53%
           1998 ..............       1.30%       391,088        18.63          7,285,888        0.79%           22.37%

     Fidelity(R) Advisor High Yield Fund - Class T
           2002 ..............   0.95% to 1.90%  222,978    8.21 to 10.88      2,304,935        8.25%      -5.85% to -4.94%
           2001 ..............   0.95% to 1.80%  198,014    8.74 to 11.48      2,238,779        9.34%      -2.97% to -2.13%
           2000 ..............   0.95% to 1.45%  215,515    9.02 to 11.77      2,521,450        8.94%     -12.25% to -9.45%(b)
           1999 ..............       1.30%       219,180        13.42          2,940,818        7.71%            6.95%
           1998 ..............       1.30%       223,247        12.55          2,800,745        9.66%           -1.74%

     Fidelity(R) Advisor Overseas Fund - Class A
           2002 ..............   0.95% to 1.45%    4,402    5.68 to  5.74         25,233        0.00%     -21.29% to -20.89%
           2001 ..............   0.95% to 1.20%    5,894    7.24 to  7.26         42,703        0.00%     -21.09% to -20.89%

     Fidelity(R) Asset Manager(TM)
           2002 ..............       1.30%       242,946        16.77          4,075,286        3.22%           -9.25%
           2001 ..............       1.30%       284,944        18.48          5,266,966        3.93%           -5.18%
           2000 ..............       1.30%       299,977        19.49          5,848,009        3.53%            1.06%
           1999 ..............       1.30%       290,579        19.29          5,605,426        3.16%           12.11%
           1998 ..............       1.30%       240,850        17.21          4,144,138        3.00%           14.58%

     Fidelity(R) Capital & Income Fund
           2002 ..............       1.30%        12,054        44.64            538,152        6.64%           -1.71%
           2001 ..............       1.30%        13,985        45.42            635,168        8.47%           -5.94%
           2000 ..............       1.30%        15,364        48.29            741,878        8.55%          -10.58%
           1999 ..............       1.30%        17,840        54.00            963,363        8.56%           11.73%
           1998 ..............       1.30%        24,848        48.33          1,200,915        9.45%            3.40%

     Fidelity(R) Equity-Income Fund
           2002 ..............       1.30%       121,343        68.41          8,301,198        1.53%          -18.24%
           2001 ..............       1.30%       137,625        83.67         11,515,266        1.45%           -6.26%
           2000 ..............       1.30%       146,711        89.26         13,095,396        1.53%            7.14%
           1999 ..............       1.30%       193,545        83.31         16,124,891        1.41%            5.76%
           1998 ..............       1.30%       216,592        78.77         17,061,981        1.56%           11.06%

                                    Contract                                                   Investment
                                    Expense                       Unit           Contract        Income          Total
                                     Rate*        Units        Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   --------------   --------------   ----------   -----------------
     Fidelity(R) Magellan(R) Fund
           2002 ..............       1.30%         941,898        21.14          19,908,044       0.65%          -24.66%
           2001 ..............       1.30%       1,116,333        28.05          31,317,101       0.41%          -12.81%
           2000 ..............       1.30%       1,162,034        32.17          37,387,941       0.22%          -10.47%
           1999 ..............       1.30%       1,080,953        35.94          38,844,976       0.60%           22.44%
           1998 ..............       1.30%         775,189        29.35          22,752,524       0.63%           31.89%

     Fidelity(R) Puritan(R) Fund
           2002 ..............       1.30%         455,032        21.82           9,927,580       2.97%           -9.11%
           2001 ..............       1.30%         526,520        24.00          12,638,717       3.28%           -2.35%
           2000 ..............       1.30%         546,155        24.58          13,425,361       3.00%            6.38%
           1999 ..............       1.30%         637,179        23.11          14,723,211       3.26%            1.52%
           1998 ..............       1.30%         631,678        22.76          14,377,391       3.38%           15.08%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
           2002 ..............       1.30%           2,911        17.36              50,542      12.13%            2.10%
           2001 ..............       1.30%           4,118        17.01              70,036      13.13%          -12.89%
           2000 ..............       1.30%           4,173        19.52              81,470       7.51%          -23.48%
           1999 ..............       1.30%           4,175        25.51             106,516       9.87%            6.75%
           1998 ..............       1.30%           5,077        23.90             121,339       9.78%           -5.57%

     Franklin Mutual Series Fund, Inc.- Mutual Shares Fund - Class A
           2002 ..............   0.95% to 1.90%    380,780    9.93 to 11.45       4,163,804       1.27%     -12.89% to -12.04%
           2001 ..............   0.95% to 1.90%    261,828   11.40 to 13.07       3,278,385       1.29%       3.91% to   4.93%
           2000 ..............   1.20% to 1.30%     48,756   11.02 to 12.50         601,898       3.15%      10.21% to  11.95%(a)
           1999 ..............       1.30%          26,055        11.16             290,896       1.84%           13.14%
           1998 ..............       1.30%          18,848         9.87             185,993       4.22%           -1.32%(a)(b)

     Franklin Small Cap Growth Fund I - Class A
           2002 ..............   0.95% to 1.90%    185,549    4.57 to  4.69         866,959       0.00%     -30.92% to -30.25%
           2001 ..............   0.95% to 1.70%    127,318    6.64 to  6.72         854,058       0.36%     -21.89% to -21.29%
           2000 ..............   0.95% to 1.55%     51,710    8.51 to  8.54         441,355       1.20%     -14.93% to -14.59%(a)(b)

     Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
           2002 ..............   0.95% to 1.70%     42,332   11.42 to 11.62         489,094       0.94%      -7.56% to  -6.86%
           2001 ..............   0.95% to 1.70%     19,653   12.35 to 12.47         244,496       1.96%      15.69% to  16.58%

     Gartmore Bond Fund - Class D
           2002 ..............   0.95% to 2.05%     39,246   12.12 to 12.49         488,618       5.35%       7.03% to   8.23%
           2001 ..............   0.95% to 1.70%     34,240   11.40 to 11.54         393,896       4.93%       7.97% to   8.80%
           2000 ..............   0.95% to 1.45%        839   10.57 to 10.61           8,889       6.66%       5.73% to   6.09%(a)(b)

     Tax qualified
           2002 ..............       1.30%          39,588        51.93           2,055,664       5.35%            7.85%
           2001 ..............       1.30%          34,762        48.15           1,673,737       4.93%            8.41%
           2000 ..............       1.30%          32,956        44.41           1,463,699       6.66%            6.00%
           1999 ..............       1.30%          37,478        41.90           1,570,278       6.00%           -4.05%
           1998 ..............       1.30%          36,470        43.67           1,592,564       5.66%            6.96%

     Non-tax qualified
           2002 ..............       1.30%              72        51.70               3,748       5.35%            7.85%
           2001 ..............       1.30%              73        47.94               3,500       4.93%            8.41%
           2000 ..............       1.30%              73        44.22               3,228       6.66%            6.00%
           1999 ..............       1.30%              73        41.72               3,045       6.00%           -4.05%
           1998 ..............       1.30%             148        43.48               6,435       5.66%            6.96%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                 Investment
                                    Expense                      Unit          Contract        Income           Total
                                     Rate*        Units      Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   -------   --------------   --------------   ----------   -----------------
     Gartmore Government Bond Fund - Class D
        2002 .................   0.95% to 1.90%  507,979   12.59 to 14.99      7,158,033       3.97%        8.87% to   9.93%
        2001 .................   0.95% to 1.90%  197,497   11.57 to 13.69      2,497,854       4.99%        5.94% to   6.97%
        2000 .................   0.95% to 1.30%   39,451   10.97 to 12.85        496,638       5.36%        9.69% to  11.44%(a)
        1999 .................       1.30%        38,138        11.53            439,725       5.67%            -3.24%
        1998 .................       1.30%        43,459        11.92            517,836       4.80%             6.80%

     Gartmore Growth Fund - Class D
        2002 .................   1.00% to 1.45%   12,687    3.67 to  3.72         46,876       0.00%      -29.74% to -29.42%
        2001 .................   0.95% to 1.45%   15,463    5.23 to  5.27         81,234       0.00%      -28.84% to -28.48%
        2000 .................   0.95% to 1.45%    7,383    7.34 to  7.37         54,365       0.00%      -26.55% to -26.31%(a)(b)

     Tax qualified
        2002 .................       1.30%        19,736        45.60            899,907       0.00%           -29.63%
        2001 .................       1.30%        20,929        64.80          1,356,183       0.00%           -28.73%
        2000 .................       1.30%        19,276        90.92          1,752,611       0.00%           -31.17%
        1999 .................       1.30%        26,654       132.10          3,520,962       0.18%            15.12%
        1998 .................       1.30%        30,515       114.75          3,501,480       0.15%            22.14%

     Non-tax qualified
        2002 .................       1.30%           116        48.15              5,599       0.00%           -29.63%
        2001 .................       1.30%           179        68.42             12,247       0.00%           -28.73%
        2000 .................       1.30%           198        96.00             19,008       0.00%           -31.17%
        1999 .................       1.30%           208       139.48             29,012       0.18%            15.12%
        1998 .................       1.30%           218       121.16             26,412       0.15%            22.14%

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2002 .................   1.20% to 1.50%    7,874    8.36 to  8.40         66,041       2.25%      -13.63% to -13.37%
        2001 .................   1.20% to 1.30%    8,363    9.69 to  9.70         81,050       1.08%       -3.09% to  -3.05%(a)(b)

     Gartmore ID Aggressive Fund - Service Class
        2002 .................   0.95% to 1.50%   12,677    6.63 to  6.71         84,519       0.75%      -19.63% to -19.18%
        2001 .................   1.20% to 1.40%    1,341    8.25 to  8.28         11,072       0.34%      -12.69% to -12.52%

     Gartmore ID Conservative Fund - Service Class
        2002 .................   0.95% to 1.45%   32,226   10.00 to 10.11        324,890       7.25%       -0.94%  to -0.44%
        2001 .................       1.35%            19        10.10                192       7.29%             0.75%

     Gartmore ID Moderate Fund - Service Class
        2002 .................   0.95% to 1.75%   52,794    8.08 to  8.23        433,241       2.51%      -11.14% to-10.41%
        2001 .................   0.95% to 1.45%   20,377    9.13 to  9.19        187,135       2.13%       -6.14% to -5.66%

     Gartmore ID Moderately Aggressive Fund - Service Class
        2002 .................   0.95% to 1.50%   21,384    7.26 to  7.35        156,352       1.31%      -15.72% to -15.25%
        2001 .................   1.35% to 1.45%      195    8.62 to  8.63          1,681       1.19%      -10.11% to -10.02%

    Gartmore ID Moderately Conservative Fund - Service Class
        2002 .................   1.20% to 1.45%    9,259    9.10 to  9.16         84,474       2.32%       -5.63% to  -5.39%
        2001 .................       1.50%           141         9.64              1,360       2.06%            -2.65%

     Gartmore Large Cap Value Fund - Class A
        2002 .................   0.95% to 1.90%   64,810    8.76 to  9.04        572,276       0.84%      -15.43% to -14.61%
        2001 .................   0.95% to 1.50%   56,771   10.30 to 10.59        589,278       1.05%       -6.22% to  -5.69%
        2000 .................   1.20% to 1.30%   11,972   10.96 to 11.21        131,235       1.73%       12.11% to  13.95%(a)
        1999 .................       1.30%           109         9.62              1,048       0.76%            -5.97%

                                    Contract                                                 Investment
                                    Expense                      Unit          Contract        Income           Total
                                     Rate*        Units      Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   -------   --------------   --------------   ----------   -----------------
     Gartmore Money Market Fund - Prime Shares
        2002 .................       1.30%       588,136        23.19         13,639,591       1.09%            -0.19%
        2001 .................       1.30%       645,265        23.24         14,992,880       3.53%             2.11%
        2000 .................       1.30%       594,611        22.76         13,530,932       5.24%             4.53%
        1999 .................       1.30%       621,449        21.77         13,528,742       4.21%             3.32%
        1998 .................       1.30%        32,588        26.53            864,645       4.80%             3.71%
     Tax qualified

        2002 .................       1.30%        44,653        29.20          1,303,965       1.09%            -0.19%
        2001 .................       1.30%        13,826        29.26            404,517       3.53%             2.11%
        2000 .................       1.30%        24,257        28.65            695,065       5.24%             4.53%
        1999 .................       1.30%        27,248        27.41            746,930       4.21%             3.32%
        1998 .................       1.30%       503,152        21.07         10,601,947       4.80%             3.71%
     Non-tax qualified

        2002 .................       1.30%           830        29.39             24,405       1.09%            -0.19%
        2001 .................       1.30%           833        29.44             24,526       3.53%             2.11%
        2000 .................       1.30%           836        28.84             24,106       5.24%             4.53%
        1999 .................       1.30%           838        27.59             23,117       4.21%             3.32%
        1998 .................       1.30%           841        26.70             22,455       4.80%             3.71%

     Gartmore Money Market Fund - Service Class

        2002 .................   0.95% to 1.90%  767,343   10.32 to 10.59      8,076,213       0.95%      -0.91%  to   0.05%
        2001 .................   0.95% to 1.75%  456,054   10.44 to 10.58      4,813,949       3.25%       1.57%  to   2.40%
        2000 .................   0.95% to 1.55%  173,280   10.29 to 10.33      1,787,584       3.24%       2.91%  to   3.33%(a)(b)

     Gartmore Total Return Fund - Class D
        2002 .................   0.95% to 1.90%   14,376   6.67  to  6.84         97,884       0.83%      -18.70% to -17.92%
        2001 .................   0.95% to 1.80%   24,097   8.21  to  8.33        200,101       0.60%      -13.54% to -12.79%
        2000 .................   0.95% to 1.45%   10,216   9.52  to  9.56         97,549       0.75%       -4.77% to  -4.45%(a)(b)

     Tax qualified
        2002 .................       1.30%        51,953        84.69          4,400,104       0.83%           -18.21%
        2001 .................       1.30%        53,874       103.55          5,578,402       0.60%           -13.10%
        2000 .................       1.30%        56,473       119.15          6,728,781       0.75%            -3.56%
        1999 .................       1.30%        69,097       123.55          8,537,108       0.82%            -1.53%
        1998 .................       1.30%        59,155       125.47          7,422,021       0.97%            28.65%
     Non-tax qualified
        2002 .................       1.30%            60        88.22              5,269       0.83%           -18.21%
        2001 .................       1.30%            92       107.85              9,922       0.60%           -13.10%
        2000 .................       1.30%           122       124.11             15,141       0.75%            -3.56%
        1999 .................       1.30%           149       128.69             19,175       0.82%            -1.53%
        1998 .................       1.30%           176       130.69             23,001       0.97%            28.65%

     Gartmore Value Opportunities Fund - Class A
        2002 .................   0.95% to 1.60%    4,444    9.04 to  9.17         40,469       0.68%      -15.73% to -15.18%
        2001 .................   1.25% to 1.50%      313   10.74 to 10.78          3,366       0.53%        0.31% to   0.57%

     INVESCO Dynamics Fund - Investor Class
        2002 .................   0.95% to 1.70%  758,031   3.72  to  7.09      4,438,708       0.00%      -34.22% to -33.72%
        2001 .................   0.95% to 1.80%  857,934   5.65  to 10.74      7,890,231       0.00%      -34.11% to -33.53%
        2000 .................   0.95% to 1.65%  769,129   8.58  to 16.22     11,510,996       0.00%      -14.21% to  -8.96%(a)(b)
        1999 .................        1.30%      198,949        17.81          3,543,551       0.00%            69.57%

                                                                    (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                  Investment
                                    Expense                      Unit            Contract       Income           Total
                                     Rate*         Units      Fair Value      Owners' Equity    Ratio**         Return***
                                 -------------   ---------   --------------   --------------  ----------   -----------------
     INVESCO Small Company Growth Fund - Investor Class
        2002 .................   0.95% to 1.65%    288,252    4.61 to 4.70       1,346,521       0.00%     -32.52% to -32.04%
        2001 .................   0.95% to 1.65%     51,770    6.84 to 6.92         357,182       0.00%     -22.23% to -21.67%
        2000 .................   0.95% to 1.65%     27,458    8.79 to 8.83         242,305       0.00%     -12.06% to -11.65%(a)(b)

     INVESCO Total Return Fund - Investor Class
        2002 .................   0.95% to 2.05%     44,076    8.13 to 8.37         366,162       1.67%     -14.24% to -13.28%
        2001 .................   0.95% to 1.70%     28,394    9.54 to 9.66         272,989       1.83%      -2.62% to  -1.88%
        2000 .................   0.95% to 1.45%     12,698    9.81 to 9.84         124,767       1.21%      -1.92% to  -1.59%(a)(b)

     Janus Adviser Balanced Fund
        2002 .................   0.95% to 1.70%    107,570    8.39 to 8.53         915,474       2.04%      -8.16% to  -7.46%
        2001 .................   0.95% to 1.70%     33,047    9.13 to 9.22         304,374       2.69%      -6.47% to  -5.75%
        2000 .................        0.95%            350        9.78               3,424       0.00%           -2.17%(a)(b)

     Janus Adviser International Fund
        2002 .................   1.05% to 1.45%      7,960    4.97 to 5.02          39,797       0.66%     -26.70% to -26.40%
        2001 .................   1.05% to 1.60%      2,188    6.77 to 6.82          14,898       0.72%     -24.03% to -23.60%

     Janus Adviser Worldwide Fund
        2002 .................   0.95% to 1.90%    189,431    4.96 to 5.06         954,394       0.38%     -27.41% to -26.71%
        2001 .................   0.95% to 1.80%    153,530    6.84 to 6.91       1,058,035       0.19%     -22.51% to -21.83%
        2000 .................   0.95% to 1.60%     53,006    8.82 to 8.84         468,310       1.19%     -11.75% to -11.61%(a)(b)

     Janus Fund
        2002 .................   0.95% to 2.05%    927,009    4.07 to 12.76      9,380,070       0.00%     -29.05% to -28.25%
        2001 .................   0.95% to 1.80%  1,057,293    5.76 to 17.85     15,177,679       0.00%     -27.47% to -26.81%
        2000 .................   0.95% to 1.65%    913,185    7.94 to 24.48     20,444,762       1.59%     -30.64% to -16.01%
        1999 .................        1.30%        595,937       29.15          17,368,953       0.00%           45.22%
        1998 .................        1.30%        303,830       20.07           6,097,880       0.28%           37.09%

     Janus Twenty Fund
        2002 .................   0.95% to 1.90%  1,505,246    3.54 to 18.40     20,571,379       0.59%     -25.47% to -24.74%
        2001 .................   0.95% to 1.80%  1,693,929    4.75 to 24.54     30,903,488       0.72%     -30.49% to -29.88%
        2000 .................   0.95% to 1.65%  1,486,294    6.85 to 35.12     43,844,720       0.00%     -33.29% to -31.21%(a)(b)
        1999 .................        1.30%        995,837       52.64          52,422,689       0.32%           62.76%
        1998 .................        1.30%        507,576       32.34          16,416,311       0.38%           71.15%

     Janus Worldwide Fund
        2002 .................   0.95% to 1.50%    864,427    4.34 to 11.28      9,510,531       0.72%     -27.13% to -26.72%
        2001 .................   0.95% to 1.50%  1,078,979    5.96 to 15.44     15,661,803       0.02%     -24.04% to -23.61%
        2000 .................   0.95% to 1.60%  1,166,203    7.84 to 20.29     22,278,531       1.28%     -21.61% to -17.95%(a)(b)
        1999 .................        1.30%        769,694       24.73          19,032,832       0.05%           62.24%
        1998 .................        1.30%        459,107       15.24           6,997,578       0.51%           24.23%

     Lazard Small Cap Portfolio - Open Shares
        2002 .................   0.95% to 1.90%    255,464    9.96 to 11.25      2,744,647       0.00%     -19.39% to -18.60%
        2001 .................   0.95% to 1.90%    103,663   12.35 to 13.87      1,414,930       0.13%      15.44% to  16.56%
        2000 .................   0.95% to 1.30%     35,484   10.75 to 11.94        419,757       0.92%       7.52% to  14.11%(a)(b)
        1999 .................        1.30%         17,391       10.46             181,986       0.21%           0.15%
        1998 .................        1.30%             45       10.45                 470       0.00%           4.49%(a)(b)

                                    Contract                                                 Investment
                                    Expense                     Unit           Contract        Income            Total
                                     Rate*        Units      Fair Value     Owners' Equity     Ratio**          Return***
                                 -------------   -------   --------------   --------------   ----------   -------------------
     MFS(R) Global Governments Fund - Class A
        2000 .................       1.30%        11,595        35.77            414,719        0.00%            0.07%
        1999 .................       1.30%        14,393        35.74            514,430        6.07%           -4.76%
        1998 .................       1.30%        19,990        37.53            750,174        6.10%            2.79%

     MFS(R) Strategic Income Fund - Class A
        2002 .................       1.30%        39,645        10.73            425,225        6.58%            5.99%
        2001 .................       1.30%        34,722        10.12            351,384        2.62%            1.20%(a)(b)

     Nationwide(R) Bond Index Fund - Class A
        2002 .................   0.95% to 1.45%    8,533   11.95 to 12.09        102,628        4.20%       7.87% to   8.41%
        2001 .................   0.95% to 1.25%    1,128   11.11 to 11.15         12,549        4.64%       5.80% to   6.13%

     Nationwide(R) International Index Fund - Class A
        2002 .................   1.10% to 1.90%      564    5.90 to 6.01           3,377        1.86%     -19.27% to -18.61%
        2001 .................   1.20% to 1.45%      257    7.35 to 7.38           1,893        0.53%     -23.65% to -23.45%

     Nationwide(R) Large Cap Growth Fund - Class A
        2002 .................   1.20% to 1.45%   41,537    4.12 to 5.63         214,128        0.00%     -29.31% to -29.13%
        2001 .................   0.95% to 1.45%   13,422    5.83 to 7.96          97,173        0.00%     -21.90% to -21.50%
        2000 .................   0.95% to 1.30%   15,959    7.48 to 10.18        159,230        0.00%     -25.23% to -24.03%(a)
        1999 .................       1.30%         1,471        13.39             19,703        0.00%           32.82%

     Nationwide(R) Mid Cap Market Index Fund - Class A
        2002 .................   0.95% to 1.90%   32,942    7.82 to 7.99         262,216        0.43%     -16.89% to -16.08%
        2001 .................   0.95% to 1.45%    1,678    9.46 to 9.52          15,935        0.74%      -3.21% to  -2.72%

     Nationwide(R) Mutual Funds - Prestige Balanced Fund - Class A
        2000 .................       1.30%           396        10.53              4,169        2.80%%          -2.60%
        1999 .................       1.30%           355        10.81              3,837        0.00%            7.72%

     Nationwide(R) S&P 500 Index Fund - Service Class
        2002 .................   0.95% to 2.05%  374,477    5.79 to 6.96       2,315,159        0.92%     -24.26% to -23.41%
        2001 .................   0.95% to 1.80%  299,497    7.68 to 9.12       2,460,849        0.69%     -13.92% to -13.17%
        2000 .................   0.95% to 1.65%  200,543    8.93 to 10.54      1,880,226        0.47%     -10.85% to -10.29%(a)(b)
        1999 .................       1.30%        17,851        11.82            210,947        0.74%           17.99%

     Nationwide(R) Small Cap Fund - Class A
        2002 .................   0.95% to 1.45%   74,127    7.83 to 9.74         707,046        0.00%     -19.73% to -19.32%
        2001 .................   0.95% to 1.45%   39,865    9.76 to 12.12        476,153        0.00%      -3.32% to  -2.82%
        2000 .................   0.95% to 1.30%   23,848   10.11 to 12.51        297,875        0.00%       1.08% to   3.17%(a)
        1999 .................       1.30%         8,135        12.13             98,664        0.01%           17.08%
        1998 .................       1.30%            45        10.36                466        0.00%            3.59%(a)(b)

     Nationwide(R) Small Cap Index Fund - Class A
        2002 .................   0.95% to 1.50%    7,171    7.38 to 7.47          53,271        1.32%     -22.13% to -21.69%
        2001 .................   0.95% to 1.50%      846    9.48 to 9.54           8,046        0.72%       0.14% to   0.70%

     Neuberger Berman EF - Guardian Fund - Investor Class Shares
        2002 .................       1.30%       241,595        12.66          3,058,980        0.82%          -26.71%
        2001 .................       1.30%       291,417        17.28          5,034,831        0.81%           -3.13%
        2000 .................       1.30%       321,714        17.84          5,737,780        0.62%           -3.13%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                   Investment
                                    Expense                       Unit           Contract        Income          Total
                                     Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   --------------   --------------   ----------   -----------------
     Neuberger Berman EF - Partners Fund - Investor Class Shares

        2002 .................       1.30%         209,534        18.70          3,917,971        0.15%          25.80%
        2001 .................       1.30%         247,749        25.20          6,243,516        0.36%          -4.29%
        2000 .................       1.30%         250,980        26.33          6,608,638        0.63%          -0.73%
        1999 .................       1.30%         311,323        26.52          8,257,499        1.02%           6.40%
        1998 .................       1.30%         374,224        24.93          9,328,976        0.00%           4.90%

     Neuberger Berman ET - Genesis Fund - Trust Class Shares
        2002 .................   0.95% to 1.90%    507,180   12.33 to 13.18      6,601,375        0.00%      -4.84% to  -3.92%
        2001 .................   0.95% to 1.65%    327,635   13.01 to 13.76      4,458,041        0.00%      10.22% to  11.01%
        2000 .................   0.95% to 1.45%    130,513   11.82 to 12.44      1,618,992        0.00%      18.19% to  30.78%(a)(b)
        1999 .................       1.30%          71,239         9.51            677,694        0.54%           2.66%
        1998 .................       1.30%          67,525         9.27            625,721        1.16%          -7.33%(a)(b)

     Neuberger Berman ET - Guardian Fund - Trust Class Shares
        2002 .................   0.95% to 1.55%     39,007    6.58 to 6.69         259,236        0.88%     -27.06% to -26.61%
        2001 .................   0.95% to 1.55%     26,591    9.02 to 9.11         241,440        0.97%      -3.46% to  -2.86%
        2000 .................   0.95% to 1.45%      6,805    9.35 to 9.38          63,775        0.43%      -6.48% to  -6.17%(a)(b)
        1999 .................       1.30%         379,737        18.41          6,991,351        0.00%            7.05%
        1998 .................       1.30%         436,072        17.20          7,499,816        0.00%            1.02%

     Neuberger Berman ET - Partners Fund - Trust Class Shares
        2002 .................   0.95% to 1.90%     20,457    7.06 to 7.24         147,302        0.00%     -26.34% to -25.62%
        2001 .................   0.95% to 1.45%     19,125    9.65 to 9.74         185,603        0.29%      -4.66% to  -4.17%
        2000 .................   0.95% to 1.20%      4,165   10.14 to 10.16         42,290        1.22%       1.43% to 1.60%(a)(b)

     Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares
        2002 .................       1.30%          89,370        14.14          1,263,616        4.77%           3.74%
        2001 .................       1.30%          87,855        13.63          1,197,430        5.09%           6.99%
        2000 .................       1.30%          60,106        12.74            765,668        5.35%           5.32%
        1999 .................       1.30%         119,912        12.10          1,450,390        6.54%           0.32%
        1998 .................       1.30%          81,393        12.06            981,318        5.75%           3.29%

     Oppenheimer Capital Appreciation Fund A
        2002 .................   0.95% to 1.80%     98,464    5.64 to 5.75         563,983        0.00%     -27.59% to -26.96%
        2001 .................   0.95% to 1.70%     48,520    7.80 to 7.87         381,399        0.00%     -14.19% to -13.53%
        2000 .................       1.10%             587         9.10              5,342        0.00%      -9.00%(a)(b)

     Oppenheimer Global Fund A
        2002 .................   0.95% to 1.90%    645,872    6.23 to 25.81     11,057,926        0.00%     -23.92% to -23.19%
        2001 .................   0.95% to 1.90%  1,741,535    8.19 to 8.32      14,413,609        0.00%     -13.49% to -12.64%
        2000 .................   0.95% to 1.65%    468,999    9.48 to 38.73     15,441,947        0.01%      -5.19% to   2.72%(a)(b)
        1999 .................       1.30%         315,244        37.71         11,886,726        0.65%          56.42%
        1998 .................       1.30%         301,407        24.11          7,265,693        0.95%          11.24%

     Oppenheimer Strategic Income Fund - Class A
        2002 .................   1.20% to 1.45%      8,948   10.64 to 10.70         95,479        6.94%       5.30% to 5.56%
        2001 .................   1.25% to 1.45%      2,330   10.10 to 10.13         23,590       15.96%       2.06% to 2.27%

                                    Contract                                                   Investment
                                    Expense                       Unit           Contract        Income          Total
                                     Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   --------------   --------------   ----------   -----------------
     Phoenix-Oakhurst Balanced Fund - Class A
        2002 .................       1.30%          48,209        15.72            757,712        2.61%         -12.71%
        2001 .................       1.30%          48,287        18.01            869,481        2.71%           0.59%
        2000 .................       1.30%          49,220        17.90            881,067        2.56%          -1.67%
        1999 .................       1.30%          58,295        18.20          1,061,196        2.33%           9.32%
        1998 .................       1.30%          47,793        16.65            795,875        2.51%          16.98%

     PIMCO Total Return Fund - Class A
        2002 .................   0.95% to 1.80%    147,395   12.00 to 12.23      1,793,691        3.28%       7.67% to   8.60%
        2001 .................   0.95% to 1.50%     39,495   11.18 to 11.26        443,700        7.24%       7.33% to   7.93%
        2000 .................       0.95%             328        10.43              3,422        0.00%       4.34%  (a)(b)

     Strong Advisor Common Stock Fund - Class Z
        2002 .................   0.95% to 1.90%    305,307    7.29 to 10.88      2,890,786        0.00%     -20.80% to -20.03%
        2001 .................   0.95% to 1.70%    264,765    9.24 to 13.65      3,131,330        0.00%      -3.38% to  -2.64%
        2000 .................   0.95% to 1.45%    150,465    9.58 to 14.07      2,005,354        0.28%      -4.20% to -2.48(a)(b)
        1999 .................       1.30%          69,558        14.43          1,003,874        0.00%          38.53%

     Strong Advisor Mid Cap Growth Fund - Class Z
        2002 .................   0.95% to 1.45%     18,389    3.23 to 3.27          59,785        0.00%     -38.63% to -38.32%
        2001 .................   1.10% to 1.45%      2,739    5.27 to 5.29          14,464        0.00%     -31.87% to -31.63%
        2000 .................       1.10%             530         7.73              4,099        0.00%     -22.65%    (a)(b)

     Strong Growth and Income Fund
        2002 .................   0.95% to 1.45%     18,511    5.29 to 5.35          98,434        0.01%     -22.97% to -22.57%
        2001 .................   0.95% to 1.45%      2,793    6.86 to 6.91          19,241        0.00%     -21.23% to -20.83%

     Strong Large Cap Growth Fund
        2002 .................       1.30%         109,741        16.69          1,832,011        0.00%         -30.81%
        2001 .................       1.30%         139,555        24.13          3,367,016        0.00%         -33.16%
        2000 .................       1.30%         151,240        36.09          5,458,905        0.00%         -14.53%
        1999 .................       1.30%         115,792        42.23          4,889,682        0.00%          57.67%
        1998 .................       1.30%          75,602        26.78          2,024,780        0.23%          30.33%

     Templeton Foreign Fund - Class A
        2002 .................   0.95% to 1.50%    397,854    8.52 to 13.67      4,892,982        1.65%     -10.02% to  -9.51%
        2001 .................   0.95% to 1.60%    356,734    9.45 to 15.16      5,176,972        2.52%      -9.40% to  -8.80%
        2000 .................   0.95% to 1.45%    338,696   10.44 to 16.69      5,595,312        2.24%      -4.91% to   4.78%(a)(b)
        1999 .................       1.30%         334,228        17.55          5,864,856        3.11%          37.40%
        1998 .................       1.30%         318,666        12.77          4,069,618        2.51%          -6.12%

     Victory VIF - Diversified Stock Fund Class A Shares
        2000 .................   1.30% to 1.45%      6,012    9.48 to 10.53         63,184        0.46%     -12.16% to  -7.70%
        1999 .................       1.30%           4,361        11.99             52,287        0.06%          19.48%
        1998 .................       1.30%             181        10.04              1,816        0.00%           0.00%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                    Contract
                                                                 Owners' Equity
                                                                 --------------
     2002 Reserves for annuity contracts in payout phase: ....          76,586
                                                                  ------------
     2002 Contract owners' equity ............................    $261,873,293
                                                                  ============

     2001 Reserves for annuity contracts in payout phase: ....         112,595
                                                                  ------------
     2001 Contract owners' equity ............................    $321,523,190
                                                                  ============

     2000 Reserves for annuity contracts in payout phase: ....         154,401
                                                                  ------------
     2000 Contract owners' equity ............................    $358,914,405
                                                                  ============

     1999 Reserves for annuity contracts in payout phase: ....         225,036
                                                                  ------------
     1999 Contract owners' equity ............................    $360,275,782
                                                                  ============

     1998 Reserves for annuity contracts in payout phase: ....         247,310
                                                                  ------------
     1998 Contract owners' equity ............................    $227,225,953
                                                                  ============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY                               --------------
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